UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund:  BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Portfolio (formerly, BlackRock Sustainable Balanced Portfolio)
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Core Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$214,542,027
Number of Portfolio Holdings...
192
Portfolio Turnover Rate...
57%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.6%
Financials...
13.9
Consumer Discretionary...
12.0
Health Care...
10.6
Communication Services...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Energy...
2.6
Real Estate...
2.0
Materials...
1.3
Utilities...
1.3
Short-Term Securities...
2.3
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core Portfolio

LGCCS

Semi-Annual Shareholder Report — June 30, 2025

LGCCS-06/25-SAR

BlackRock Balanced Portfolio

BLCPS

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Portfolio (the “Fund”) (formerly known as BlackRock Sustainable Balanced Portfolio) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Balanced Portfolio	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$463,802,882
Number of Portfolio Holdings...
1,691
Portfolio Turnover Rate...
52%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
60.2%
Corporate Bonds...
20.7
U.S. Treasury Obligations...
10.9
U.S. Government Sponsored Agency Securities...
7.8
Asset-Backed Securities...
0.1
Foreign Government Obligations...
0.1
Non-Agency Mortgage-Backed Securities...
0.1
Preferred Securities...
0.1
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Balanced Portfolio

BLCPS

Semi-Annual Shareholder Report — June 30, 2025

BLCPS-06/25-SAR

BlackRock Capital Appreciation Portfolio

FDGRS

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Capital Appreciation Portfolio	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$262,015,473
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
15.5
Consumer Discretionary...
15.0
Financials...
8.3
Health Care...
7.5
Industrials...
5.7
Materials...
0.8
Real Estate...
0.3
Short-Term Securities...
8.3
Liabilities in Excess of Other Assets...
(8.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation Portfolio

FDGRS

Semi-Annual Shareholder Report — June 30, 2025

FDGRS-06/25-SAR

BlackRock Global Allocation Portfolio

GLALS

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Global Allocation Portfolio	$30	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$154,842,938
Number of Portfolio Holdings...
1,889
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.7%	-%	63.7%
United Kingdom...
	5.9	-	5.9
France...
	3.4	-	3.4
Italy...
	2.9	-	2.9
Germany...
	2.6	-	2.6
Netherlands...
	2.4	-	2.4
China...
	2.3	-	2.3
Ireland...
	2.2	-	2.2
Japan...
	2.0	-	2.0
Canada...
	1.9	-	1.9
OtherFootnote Reference(b)...
	10.7	-	10.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation Portfolio

GLALS

Semi-Annual Shareholder Report — June 30, 2025

GLALS-06/25-SAR

BlackRock Government Money Market Portfolio

MNRSV

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Government Money Market Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Government Money Market Portfolio	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$107,982,461
Number of Portfolio Holdings...
93
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.96%
   7-Day Yield...
3.96%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
43.1%
U.S. Treasury Obligations...
41.8
U.S. Government Sponsored Agency Obligations...
16.0
Liabilities in Excess of Other Assets...
(0.9)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market Portfolio

MNRSV

Semi-Annual Shareholder Report — June 30, 2025

MNRSV-06/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
GE Aerospace ....................... 537 $ 138,218
General Dynamics Corp. ................ 636 185,496
HEICO Corp. ....................... 106 34,768
HEICO Corp. , Class A .................. 2,292 593,055
Lockheed Martin Corp. ................. 3,486 1,614,506
RTX Corp. ......................... 5,394 787,632
3,353,675
Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc. ... 1,673 191,140
FedEx Corp. ........................ 6,118 1,390,683
United Parcel Service, Inc. , Class B ........ 6,851 691,540
2,273,363
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 31,411 1,051,640
Automobiles — 1.2%
General Motors Co. ................... 1,861 91,580
Tesla, Inc.
(a)
......................... 7,672 2,437,087
2,528,667
Banks — 3.5%
Bank of America Corp. ................. 64,532 3,053,654
Citigroup, Inc. ....................... 7,009 596,606
Huntington Bancshares, Inc. ............. 39,780 666,713
JPMorgan Chase & Co. ................ 9,711 2,815,316
PNC Financial Services Group, Inc. (The) .... 1,810 337,420
7,469,709
Beverages — 0.6%
Keurig Dr Pepper, Inc. ................. 36,050 1,191,813
Biotechnology — 3.0%
AbbVie, Inc. ........................ 9,324 1,730,721
BioMarin Pharmaceutical, Inc.
(a)
........... 7,886 433,494
Exelixis, Inc.
(a)
....................... 894 39,403
Gilead Sciences, Inc. .................. 9,109 1,009,915
Incyte Corp.
(a)
....................... 3,592 244,615
Ionis Pharmaceuticals, Inc.
(a)
............. 1,642 64,875
Moderna, Inc.
(a)
...................... 2,136 58,932
Natera, Inc.
(a)
....................... 3,302 557,840
Regeneron Pharmaceuticals, Inc. .......... 3,623 1,902,075
Sarepta Therapeutics, Inc.
(a)
............. 4,704 80,438
United Therapeutics Corp.
(a)
.............. 912 262,063
6,384,371
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 44,291 9,717,002
Building Products — 0.1%
Armstrong World Industries, Inc. ........... 565 91,778
Johnson Controls International plc ......... 948 100,128
191,906
Capital Markets — 6.5%
Blackstone, Inc. , Class A ................ 10,730 1,604,994
Charles Schwab Corp. (The) ............. 32,113 2,929,990
CME Group, Inc. , Class A ............... 4,152 1,144,374
Interactive Brokers Group, Inc. , Class A ...... 1,296 71,811
Intercontinental Exchange, Inc. ........... 8,825 1,619,123
Invesco Ltd. ........................ 3,995 63,001
Moody's Corp. ....................... 4,181 2,097,148
Morgan Stanley ...................... 21,813 3,072,579
Nasdaq, Inc. ........................ 1,054 94,249
S&P Global, Inc. ..................... 2,131 1,123,655
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A ..................... 8,395 $ 169,579
13,990,503
Chemicals — 0.4%
DuPont de Nemours, Inc. ............... 9,735 667,724
Scotts Miracle-Gro Co. (The) ............. 1,710 112,791
780,515
Commercial Services & Supplies — 0.8%
Cintas Corp. ........................ 4,162 927,585
Waste Connections, Inc. ................ 3,987 744,453
Waste Management, Inc. ................ 570 130,427
1,802,465
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 3,846 393,484
Cisco Systems, Inc. ................... 5,147 357,099
Juniper Networks, Inc. ................. 1,225 48,914
Motorola Solutions, Inc. ................ 2,705 1,137,345
1,936,842
Construction & Engineering — 0.9%
Comfort Systems USA, Inc. .............. 1,626 871,878
MasTec, Inc.
(a)
....................... 6,117 1,042,520
1,914,398
Consumer Finance — 0.6%
American Express Co. ................. 4,139 1,320,258
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp. ................ 2,404 2,379,816
Sprouts Farmers Market, Inc.
(a)
............ 702 115,577
Walmart, Inc. ........................ 39,937 3,905,040
6,400,433
Containers & Packaging — 0.6%
Packaging Corp. of America ............. 6,593 1,242,451
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc. ............ 14,241 616,208
Electric Utilities — 1.1%
Entergy Corp. ....................... 27,072 2,250,225
PG&E Corp. ........................ 14,562 202,994
2,453,219
Electrical Equipment — 0.6%
AMETEK, Inc. ....................... 6,442 1,165,744
NEXTracker, Inc. , Class A
(a)
.............. 1,045 56,817
1,222,561
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. , Class A ............... 13,035 1,287,206
Corning, Inc. ........................ 3,912 205,732
Flex Ltd.
(a)
.......................... 26,083 1,302,063
Keysight Technologies, Inc.
(a)
............. 416 68,166
2,863,167
Energy Equipment & Services — 0.1%
TechnipFMC plc ...................... 7,198 247,899
Entertainment — 1.4%
Netflix, Inc.
(a)
........................ 1,179 1,578,834
ROBLOX Corp. , Class A
(a)
............... 599 63,015
Take-Two Interactive Software, Inc.
(a)
........ 969 235,322
Walt Disney Co. (The) ................. 8,534 1,058,301
2,935,472

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 1.6%
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,899 $ 1,408,247
Fiserv, Inc.
(a)
........................ 1,452 250,339
Mastercard, Inc. , Class A ................ 1,538 864,264
Remitly Global, Inc.
(a)
.................. 14,813 278,040
Visa, Inc. , Class A .................... 1,555 552,103
3,352,993
Food Products — 0.0%
Kellanova .......................... 270 21,473
Ground Transportation — 0.7%
Uber Technologies, Inc.
(a)
............... 11,701 1,091,703
Union Pacific Corp. ................... 2,086 479,947
1,571,650
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.
(a)
................ 13,825 1,484,943
Edwards Lifesciences Corp.
(a)
............ 3,855 301,500
Medtronic plc ....................... 28,238 2,461,506
4,247,949
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. ................... 14,811 2,488,248
Cencora, Inc. ....................... 247 74,063
Centene Corp.
(a)
..................... 5,575 302,611
Encompass Health Corp. ............... 478 58,617
McKesson Corp. ..................... 389 285,052
UnitedHealth Group, Inc. ................ 4,391 1,369,860
4,578,451
Health Care REITs — 0.2%
Ventas, Inc. ........................ 6,847 432,388
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
........... 350 100,793
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc. ................. 289 1,673,090
Darden Restaurants, Inc. ............... 4,543 990,238
Dutch Bros, Inc. , Class A
(a)
.............. 1,381 94,419
McDonald's Corp. .................... 662 193,417
Yum! Brands, Inc. .................... 4,596 681,035
3,632,199
Household Durables — 0.6%
DR Horton, Inc. ...................... 654 84,314
Garmin Ltd. ......................... 2,995 625,116
NVR, Inc.
(a)
......................... 20 147,713
Taylor Morrison Home Corp.
(a)
............ 3,101 190,464
Toll Brothers, Inc. ..................... 1,386 158,184
1,205,791
Household Products — 0.3%
Procter & Gamble Co. (The) ............. 4,312 686,988
Industrial Conglomerates — 0.3%
Honeywell International, Inc. ............. 2,746 639,488
Insurance — 1.7%
Allstate Corp. (The) ................... 2,819 567,493
Progressive Corp. (The) ................ 2,730 728,528
Travelers Cos., Inc. (The) ............... 8,545 2,286,129
Unum Group ........................ 682 55,078
3,637,228
Interactive Media & Services — 7.1%
Alphabet, Inc. , Class A ................. 30,817 5,430,880
Alphabet, Inc. , Class C ................. 17,573 3,117,274
Meta Platforms, Inc. , Class A ............. 8,861 6,540,216
Security
Shares
Shares Value
Interactive Media & Services (continued)
Pinterest, Inc. , Class A
(a)
................ 2,152 $ 77,171
15,165,541
IT Services — 0.2%
GoDaddy, Inc. , Class A
(a)
................ 913 164,395
VeriSign, Inc. ....................... 855 246,924
411,319
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. ............. 579 234,761
Machinery — 2.0%
Crane Co. .......................... 164 31,142
Cummins, Inc. ....................... 1,437 470,617
Flowserve Corp. ..................... 19,955 1,044,644
Parker-Hannifin Corp. .................. 3,046 2,127,540
Pentair plc ......................... 6,319 648,709
4,322,652
Media — 0.9%
Comcast Corp. , Class A ................ 26,205 935,256
Fox Corp. , Class A .................... 13,185 738,888
Fox Corp. , Class B .................... 518 26,744
New York Times Co. (The) , Class A ......... 5,425 303,692
2,004,580
Metals & Mining — 0.4%
Alcoa Corp. ......................... 1,645 48,544
Newmont Corp. ...................... 8,815 513,562
Nucor Corp. ........................ 1,720 222,809
784,915
Multi-Utilities — 0.1%
Consolidated Edison, Inc. ............... 2,820 282,987
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.
(a)
............... 8,744 352,208
Cheniere Energy, Inc. .................. 4,521 1,100,954
Devon Energy Corp. ................... 54,171 1,723,179
EQT Corp. ......................... 574 33,476
Exxon Mobil Corp. .................... 756 81,497
Ovintiv, Inc. ......................... 5,317 202,312
Targa Resources Corp. ................. 4,808 836,977
Williams Cos., Inc. (The)
(b)
............... 14,694 922,930
5,253,533
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 1,772 87,679
Delta Air Lines, Inc. ................... 5,639 277,326
365,005
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 36,121 1,672,041
Eli Lilly & Co. ....................... 2,499 1,948,045
Johnson & Johnson ................... 762 116,396
Merck & Co., Inc. ..................... 15,531 1,229,434
Pfizer, Inc. ......................... 94,771 2,297,249
7,263,165
Retail REITs — 0.6%
Kimco Realty Corp.
(b)
.................. 26,836 564,093
Simon Property Group, Inc. .............. 4,410 708,951
1,273,044
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.
(a)
........... 8,222 1,166,702
Broadcom, Inc. ...................... 17,331 4,777,290
Credo Technology Group Holding Ltd.
(a)
...... 3,193 295,640
Intel Corp. ......................... 6,019 134,825

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. .................. 13,897 $ 1,352,734
Marvell Technology, Inc. ................ 13,228 1,023,847
NVIDIA Corp. ....................... 91,118 14,395,733
Onto Innovation, Inc.
(a)
................. 1,857 187,427
QUALCOMM, Inc. .................... 9,387 1,494,974
Rambus, Inc.
(a)
...................... 452 28,937
Texas Instruments, Inc. ................. 4,424 918,511
25,776,620
Software — 12.3%
Adobe, Inc.
(a)
........................ 4,078 1,577,697
Atlassian Corp. , Class A
(a)
............... 1,979 401,915
Autodesk, Inc.
(a)
...................... 2,886 893,419
Cadence Design Systems, Inc.
(a)
.......... 205 63,171
Dynatrace, Inc.
(a)
..................... 862 47,591
Elastic NV
(a)
........................ 9,169 773,222
Fair Isaac Corp.
(a)
..................... 204 372,904
Fortinet, Inc.
(a)
....................... 1,427 150,862
Intuit, Inc. .......................... 2,224 1,751,689
Microsoft Corp. ...................... 31,580 15,708,208
Oracle Corp. ........................ 345 75,427
Palantir Technologies, Inc. , Class A
(a)
....... 8,203 1,118,233
Rubrik, Inc. , Class A
(a)
.................. 1,033 92,546
Salesforce, Inc. ...................... 10,640 2,901,422
ServiceNow, Inc.
(a)
.................... 198 203,560
Workday, Inc. , Class A
(a)
................ 1,218 292,320
26,424,186
Specialized REITs — 1.2%
CubeSmart ......................... 18,118 770,015
Equinix, Inc. ........................ 2,378 1,891,628
2,661,643
Specialty Retail — 2.8%
AutoNation, Inc.
(a)
..................... 1,526 303,140
AutoZone, Inc.
(a)
..................... 89 330,388
Best Buy Co., Inc. .................... 4,134 277,515
CarMax, Inc.
(a)
....................... 317 21,306
Five Below, Inc.
(a)
..................... 575 75,429
Gap, Inc. (The) ...................... 11,327 247,042
Home Depot, Inc. (The) ................ 7,253 2,659,240
Lithia Motors, Inc. , Class A .............. 2,389 807,052
O'Reilly Automotive, Inc.
(a)
............... 6,644 598,824
TJX Cos., Inc. (The) ................... 5,478 676,478
Urban Outfitters, Inc.
(a)
................. 1,360 98,654
6,095,068
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ......................... 61,369 12,591,078
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp. , Class A
(b)
............ 5,269 1,445,181
Tapestry, Inc. ........................ 727 63,838
1,509,019
Tobacco — 0.9%
Philip Morris International, Inc. ............ 10,398 1,893,788
Total Long-Term Investments — 99 .0%
(Cost: $ 169,980,684 ) .............................. 212,308,832
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 2,844,581 $ 2,845,719
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 2,165,350 2,165,350
Total Short-Term Securities — 2 .3%
(Cost: $ 5,011,069 ) ............................... 5,011,069
Total Investments — 101 .3%
(Cost: $ 174,991,753 ) .............................. 217,319,901
Liabilities in Excess of Other Assets — (1.3) % ............. (2,777,874)
Net Assets — 100.0% ...............................
$ 214,542,027
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,899,191 $ — $ (2,052,802)
(a)
$ (1,007) $ 337 $ 2,845,719 2,844,581 $ 3,018
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,052,618 112,732
(a)
— — — 2,165,350 2,165,350 39,602 —
$ (1,007) $ 337 $ 5,011,069 $ 42,620 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 09/19/25 $ 2,189 $ 78,145
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 78,145 $ — $ — $ — $ 78,145
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (60,392) $ — $ — $ — $ (60,392)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 132,151 $ — $ — $ — $ 132,151
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,225,056
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 212,308,832 $ — $ — $ 212,308,832
Short-Term Securities
Money Market Funds ...................................... 5,011,069 — — 5,011,069
$ 217,319,901 $ — $ — $ 217,319,901

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 78,145 $ — $ — $ 78,145
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.69%,
05/25/37
(a)
....................... USD 41 $ 6,500
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 05/25/35
(a)
....... 44 35,927
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 49 3,524
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 35 2,685
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
6.16%, 08/25/34 ................. —
(b)
61
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 9 8,654
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 11 10,796
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.50% Floor + 0.61%),
4.93%, 04/25/37 ................. 1 778
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.59%, 10/25/36
(a)
.................. 16 15,530
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.63%, 05/25/37 ................. 123 80,674
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.70%, 05/25/37 ................. 56 36,577
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ....... 36 7,205
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.65%, 12/25/25
(a)
. —
(b)
429
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
....................... 8 8,289
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.35%, 01/25/29
(c)
1 2,521
Series 2006-S5, Class A5, 6.16%, 06/25/35 . 1 1,794
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/35 ........... 1 994
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.58%, 11/15/36 ............ 3 2,656
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 5.03%, 01/25/36
(a)
.. 42 37,170
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.83%,
01/25/47 ...................... 18 9,017
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.81%, 02/25/47 ................. 25 24,624
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37
(a)
........... 27 22,241
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 4.66%, 05/25/37
(a)
....... USD 584 $ 119,580
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
17 16,779
Series 2002-A, Class C, 0.00%, 06/15/33 .. 3 2,572
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
06/25/36 ...................... 20 9,116
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.75%,
08/25/36 ...................... 12 4,908
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.91%,
05/25/37
(a)
....................... 9 6,477
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
12/25/34
(a)
....................... 78 73,775
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
......... 7 2,969
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.64%, 03/25/37
(a)
................ 40 34,469
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 26 22,500
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
..................... 28 24,880
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (d)
................. 2 2,236
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 23 21,032
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.75%, 07/25/36
(a)
.. 15 3,115
Total Asset-Backed Securities — 0 .1%
(Cost: $ 977,487 ) ................................. 663,054
Shares
Shares
Common Stocks
Aerospace & Defense — 1.0%
Aselsan Elektronik Sanayi ve Ticaret A/S ..... 7,339 27,792
BAE Systems plc ..................... 75,705 1,964,763
Bharat Electronics Ltd. ................. 46,989 231,089
Curtiss-Wright Corp. ................... 1,226 598,962
Dassault Aviation SA .................. 21 7,425
Elbit Systems Ltd. .................... 17 7,572
Embraer SA ........................ 6,814 96,796
Hindustan Aeronautics Ltd.
(e)
............. 127 7,214
Kongsberg Gruppen ASA ............... 4,610 178,763
Lockheed Martin Corp. ................. 351 162,562
Northrop Grumman Corp. ............... 1,052 525,979
Rolls-Royce Holdings plc ............... 9,437 125,065
RTX Corp. ......................... 4,091 597,368
Safran SA .......................... 721 235,136

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Aerospace & Defense (continued)
Thales SA .......................... 38 $ 11,221
4,777,707
Air Freight & Logistics — 0.5%
CJ Logistics Corp. .................... 2,527 163,273
FedEx Corp. ........................ 9,709 2,206,953
United Parcel Service, Inc. , Class B ........ 1,643 165,845
2,536,071
Automobile Components — 0.4%
Apollo Tyres Ltd. ..................... 2,766 14,475
BorgWarner, Inc. ..................... 51,905 1,737,779
Denso Corp. ........................ 1,600 21,592
HL Mando Co. Ltd. .................... 1,541 37,391
1,811,237
Automobiles — 0.7%
BYD Co. Ltd. , Class A .................. 14,300 663,527
BYD Co. Ltd. , Class H ................. 6,000 93,420
Kia Corp. .......................... 89 6,368
Tesla, Inc.
(f)
......................... 7,800 2,477,748
XPeng, Inc. , Class A
(f)
.................. 1,100 9,847
Zhejiang Leapmotor Technology Co. Ltd.
(d) (e) (f)
.. 1,100 7,685
3,258,595
Banks — 4.9%
Banco Bilbao Vizcaya Argentaria SA ........ 1,952 30,057
Banco Santander SA .................. 42,856 354,885
Bank Hapoalim BM ................... 2,522 48,443
Bank of America Corp. ................. 67,097 3,175,030
Bank Polska Kasa Opieki SA ............. 3,236 166,668
Barclays plc ........................ 13,811 63,818
BAWAG Group AG
(d) (e)
................. 314 40,155
BNP Paribas SA ..................... 5,365 481,250
Citigroup, Inc. ....................... 13,835 1,177,635
Commonwealth Bank of Australia .......... 7,881 959,183
Credit Agricole SA .................... 39,772 752,418
DBS Group Holdings Ltd. ............... 50,000 1,765,104
Fukuoka Financial Group, Inc. ............ 300 8,015
Grupo Cibest SA ..................... 4,068 50,810
Grupo Financiero Banorte SAB de CV , Class O 15,429 141,031
Huntington Bancshares, Inc. ............. 9,675 162,153
ICICI Bank Ltd. ...................... 3,196 54,012
Intesa Sanpaolo SpA .................. 186,613 1,074,967
Israel Discount Bank Ltd. , Class A ......... 3,745 37,355
Japan Post Bank Co. Ltd. ............... 74,000 797,759
JPMorgan Chase & Co. ................ 7,088 2,054,882
Mitsubishi UFJ Financial Group, Inc. ........ 110,500 1,506,512
Mizuho Financial Group, Inc. ............. 77,000 2,137,514
NatWest Group plc .................... 16,450 115,528
PNC Financial Services Group, Inc. (The) .... 12,749 2,376,669
Resona Holdings, Inc. ................. 11,400 105,288
Standard Chartered plc ................. 13,636 225,656
State Bank of India .................... 4,480 42,854
Sumitomo Mitsui Financial Group, Inc. ....... 42,100 1,060,119
Truist Financial Corp. .................. 14,619 628,471
US Bancorp ........................ 21,283 963,056
22,557,297
Beverages — 0.4%
Ambev SA ......................... 79,898 195,440
Arca Continental SAB de CV ............. 238 2,515
Coca-Cola Femsa SAB de CV ............ 6,543 63,399
Monster Beverage Corp.
(f)
............... 1,068 66,899
PepsiCo, Inc. ....................... 7,491 989,112
Radico Khaitan Ltd. ................... 828 25,271
United Spirits Ltd. .................... 1,787 29,761
Security
Shares
Shares Value
Beverages (continued)
Wuliangye Yibin Co. Ltd. , Class A .......... 26,900 $ 447,032
1,819,429
Biotechnology — 0.8%
AbbVie, Inc. ........................ 6,323 1,173,675
Alkermes plc
(f)
....................... 1,973 56,448
Amgen, Inc. ........................ 1,273 355,434
BeOne Medicines Ltd.
(f)
................. 3,000 56,751
BioMarin Pharmaceutical, Inc.
(f)
........... 2,531 139,129
CSL Ltd. ........................... 693 109,467
Genmab A/S
(f)
....................... 855 177,557
Gilead Sciences, Inc. .................. 5,120 567,655
Hugel, Inc.
(f)
........................ 471 134,936
Incyte Corp.
(f)
....................... 2,574 175,289
Innovent Biologics, Inc.
(d) (e) (f)
.............. 17,500 175,432
Natera, Inc.
(f)
........................ 1,196 202,052
Neurocrine Biosciences, Inc.
(f)
............ 1,010 126,947
Regeneron Pharmaceuticals, Inc. .......... 265 139,125
Seegene, Inc. ....................... 693 16,990
United Therapeutics Corp.
(f)
.............. 77 22,126
Vertex Pharmaceuticals, Inc.
(f)
............ 516 229,723
3,858,736
Broadline Retail — 2.0%
Alibaba Group Holding Ltd. .............. 77,800 1,101,333
Amazon.com, Inc.
(f)
................... 33,589 7,369,091
Coupang, Inc. , Class A
(f)
................ 5,595 167,626
JD.com, Inc. , Class A .................. 19,850 324,196
MercadoLibre, Inc.
(f)
................... 46 120,227
Poya International Co. Ltd.
(f)
............. 1,000 17,189
Prosus NV , Class N ................... 1,489 83,543
Rakuten Group, Inc.
(f)
.................. 3,200 17,633
9,200,838
Building Products — 0.1%
Blue Star Ltd. ....................... 6,783 129,415
Trane Technologies plc ................. 655 286,504
415,919
Capital Markets — 2.5%
Ameriprise Financial, Inc. ............... 801 427,518
Amundi SA
(d) (e)
....................... 382 30,963
CBOE Global Markets, Inc. .............. 90 20,989
Charles Schwab Corp. (The) ............. 19,572 1,785,749
Daiwa Securities Group, Inc. ............. 57,500 408,367
Deutsche Bank AG (Registered) ........... 3,342 99,075
East Money Information Co. Ltd. , Class A ..... 4,200 13,585
IG Group Holdings plc ................. 647 9,461
Intercontinental Exchange, Inc. ........... 2,546 467,115
Invesco Ltd. ........................ 15,211 239,877
London Stock Exchange Group plc ......... 793 115,974
Macquarie Group Ltd. .................. 1,121 168,605
Moody's Corp. ....................... 4,432 2,223,047
Morgan Stanley ...................... 19,733 2,779,590
MSCI, Inc. ......................... 262 151,106
Multi Commodity Exchange of India Ltd. ..... 222 23,171
Nippon Life India Asset Management Ltd.
(d) (e)
.. 2,667 24,891
Nomura Holdings, Inc. ................. 20,300 133,771
S&P Global, Inc. ..................... 4,544 2,396,006
11,518,860
Chemicals — 0.7%
Asahi Kasei Corp. .................... 30,300 215,699
Asian Paints Ltd. ..................... 979 26,736
Chambal Fertilisers & Chemicals Ltd. ....... 1,888 12,447
Coromandel International Ltd. ............ 3,594 105,049
DSM-Firmenich AG ................... 1,336 142,131

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
DuPont de Nemours, Inc. ............... 11,151 $ 764,847
Ecolab, Inc. ........................ 158 42,571
Givaudan SA (Registered) ............... 203 984,454
Hyosung TNC Corp. ................... 35 6,466
KCC Corp. ......................... 251 57,902
LG Chem Ltd. ....................... 2,409 376,238
Orica Ltd. .......................... 1,117 14,343
Pidilite Industries Ltd. .................. 397 14,148
Shin-Etsu Chemical Co. Ltd. ............. 1,600 52,835
Solar Industries India Ltd. ............... 1,245 255,516
SRF Ltd. .......................... 863 32,635
UPL Ltd. ........................... 1,756 13,545
Zhejiang NHU Co. Ltd. , Class A ........... 28,200 83,813
3,201,375
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc. ................ 2,479 125,138
Waste Connections, Inc. ................ 39 7,282
Waste Management, Inc. ................ 892 204,107
336,527
Communications Equipment — 0.6%
Accton Technology Corp. ............... 2,000 49,987
Arcadyan Technology Corp. .............. 10,000 68,668
Arista Networks, Inc.
(f)
.................. 286 29,261
Motorola Solutions, Inc. ................ 3,493 1,468,667
Nokia OYJ ......................... 71,210 369,482
Telefonaktiebolaget LM Ericsson , Class B .... 99,256 848,175
WNC Corp. ......................... 1,000 4,160
2,838,400
Construction & Engineering — 1.0%
ACS Actividades de Construccion y Servicios SA 2,240 155,697
AECOM ........................... 10,100 1,139,886
Budimex SA
(g)
....................... 43 6,664
Eiffage SA ......................... 3,319 466,364
HDC Hyundai Development Co-Engineering &
Construction ...................... 1,475 24,496
Hyundai Engineering & Construction Co. Ltd. .. 850 49,354
ITD Cementation India Ltd. .............. 2,928 31,917
KEC International Ltd. ................. 6,721 71,999
MasTec, Inc.
(f)
....................... 5,094 868,170
NCC Ltd. .......................... 1,559 4,191
Obayashi Corp. ...................... 18,600 281,824
Samsung E&A Co. Ltd. ................. 6,052 98,806
Shimizu Corp. ....................... 5,000 55,849
Skanska AB , Class B .................. 2,519 58,679
Stantec, Inc. ........................ 8,782 955,556
Voltas Ltd. ......................... 8,789 134,709
Worley Ltd. ......................... 36,344 312,960
4,717,121
Construction Materials — 0.0%
Shree Cement Ltd. .................... 40 14,476
UltraTech Cement Ltd. ................. 94 13,259
27,735
Consumer Finance — 0.6%
American Express Co. ................. 8,805 2,808,619
Synchrony Financial ................... 2,481 165,582
2,974,201
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. ................ 1,813 1,794,761
Dino Polska SA
(d) (e) (f)
................... 172 25,135
E-MART, Inc. ........................ 248 15,679
Empire Co. Ltd. , Class A ................ 2,132 88,474
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
George Weston Ltd. ................... 648 $ 129,962
J Sainsbury plc ...................... 8,298 33,025
Koninklijke Ahold Delhaize NV ............ 4,408 184,106
Loblaw Cos. Ltd. ..................... 667 110,330
Migros Ticaret A/S
(g)
................... 21,030 261,413
Sprouts Farmers Market, Inc.
(f)
............ 326 53,672
Tesco plc .......................... 178,701 985,272
Walmart, Inc. ........................ 22,523 2,202,299
5,884,128
Containers & Packaging — 0.1%
Crown Holdings, Inc. .................. 3,866 398,121
Diversified REITs — 0.0%
British Land Co. plc (The) ............... 3,656 18,975
Diversified Telecommunication Services — 1.1%
AT&T, Inc. .......................... 29,750 860,965
Deutsche Telekom AG (Registered) ........ 63,231 2,314,482
Orange SA ......................... 5,786 88,110
Singapore Telecommunications Ltd. ........ 15,900 47,935
Telefonica Brasil SA ................... 54,562 311,218
Verizon Communications, Inc. ............ 31,261 1,352,664
4,975,374
Electric Utilities — 0.6%
CPFL Energia SA ..................... 15,815 118,472
Duke Energy Corp. ................... 1,282 151,276
Edison International ................... 9,445 487,362
Enel SpA .......................... 146,473 1,390,132
Energisa SA ........................ 12,917 115,331
Entergy Corp. ....................... 7,441 618,496
Power Grid Corp. of India Ltd. ............ 8,286 28,961
2,910,030
Electrical Equipment — 1.5%
ABB Ltd. (Registered) .................. 39,616 2,374,141
AMETEK, Inc. ....................... 11,938 2,160,300
Bizlink Holding, Inc. ................... 16,954 493,270
CS Wind Corp. ...................... 2,719 94,337
GE Vernova T&D India Ltd. .............. 6,194 170,727
Hitachi Energy India Ltd. ................ 1,197 279,301
KEI Industries Ltd. .................... 287 12,699
LS Corp. .......................... 118 17,179
Schneider Electric SE .................. 1,535 412,124
Siemens Energy AG
(f)
.................. 7,494 875,906
Siemens Energy India Ltd.
(f)
.............. 608 21,098
6,911,082
Electronic Equipment, Instruments & Components — 0.4%
Chroma ATE, Inc. ..................... 44,000 666,198
Delta Electronics, Inc. .................. 26,000 367,925
Flex Ltd.
(f)
.......................... 110 5,491
Keyence Corp. ...................... 600 239,897
Keysight Technologies, Inc.
(f)
............. 505 82,749
Lotes Co. Ltd. ....................... 1,000 46,304
Murata Manufacturing Co. Ltd. ............ 22,000 325,175
Primax Electronics Ltd. ................. 1,000 2,497
Sinbon Electronics Co. Ltd. .............. 1,000 7,497
1,743,733
Energy Equipment & Services — 0.2%
Halliburton Co. ...................... 356 7,255
TechnipFMC plc ...................... 21,701 747,383
754,638

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.3%
NetEase, Inc. ....................... 2,400 $ 64,678
Netflix, Inc.
(f)
........................ 237 317,374
PVR Inox Ltd.
(f)
...................... 1,304 14,753
ROBLOX Corp. , Class A
(f)
............... 6,396 672,859
Sea Ltd. , ADR, Class A
(f)
................ 486 77,731
Spotify Technology SA
(f)
................ 11 8,441
Walt Disney Co. (The) ................. 407 50,472
1,206,308
Financial Services — 1.0%
Bajaj Finserv Ltd. ..................... 1,240 29,727
Berkshire Hathaway, Inc. , Class B
(f)
......... 1,303 632,958
Block, Inc. , Class A
(f)
................... 3,431 233,068
Essent Group Ltd. .................... 620 37,653
Fiserv, Inc.
(f)
........................ 610 105,170
Industrivarden AB , Class A .............. 308 11,197
Mastercard, Inc. , Class A ................ 1,328 746,256
MGIC Investment Corp. ................ 918 25,557
One 97 Communications Ltd.
(f)
............ 23,236 250,252
ORIX Corp. ......................... 28,300 638,637
Pagseguro Digital Ltd. , Class A ........... 6,117 58,968
Remitly Global, Inc.
(f)
.................. 4,735 88,876
Visa, Inc. , Class A .................... 4,535 1,610,152
4,468,471
Food Products — 0.6%
AVI Ltd. ........................... 7,425 39,479
BRF SA ........................... 12,798 47,535
Danone SA ......................... 19,759 1,616,747
Ingredion, Inc. ....................... 1,497 203,023
JBS NV , BDR
(f)
...................... 6,234 90,806
Marfrig Global Foods SA ................ 10,887 46,008
Tyson Foods, Inc. , Class A .............. 17,076 955,232
2,998,830
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. ............... 11,400 91,519
Ground Transportation — 0.4%
Canadian National Railway Co. ........... 1,066 111,074
Uber Technologies, Inc.
(f)
................ 16,219 1,513,232
1,624,306
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.
(f)
................ 12,058 1,295,150
Medtronic plc ....................... 15,656 1,364,733
Penumbra, Inc.
(f)
..................... 100 25,663
ResMed, Inc.
(g)
...................... 313 80,754
2,766,300
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd. ........... 658 55,586
Cardinal Health, Inc. ................... 1,207 202,776
Centene Corp.
(f)
...................... 11,504 624,437
Cigna Group (The) .................... 764 252,563
Dr Lal PathLabs Ltd.
(d) (e)
................ 1,666 54,338
Elevance Health, Inc. .................. 1,614 627,781
Fortis Healthcare Ltd. .................. 18,342 169,977
HealthEquity, Inc.
(f)
.................... 112 11,733
Labcorp Holdings, Inc. ................. 27 7,088
McKesson Corp. ..................... 33 24,182
Sonic Healthcare Ltd. .................. 7,860 138,738
UnitedHealth Group, Inc. ................ 4,681 1,460,332
Universal Health Services, Inc. , Class B ..... 956 173,179
3,802,710
Security
Shares
Shares Value
Health Care REITs — 0.0%
Ventas, Inc. ........................ 2,170 $ 137,036
Health Care Technology — 0.1%
Pro Medicus Ltd. ..................... 133 24,889
Veeva Systems, Inc. , Class A
(f)
............ 1,267 364,871
389,760
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. , Class A
(f)
.................. 3,337 441,619
Aristocrat Leisure Ltd. .................. 7,341 314,524
Booking Holdings, Inc. ................. 423 2,448,848
DoorDash, Inc. , Class A
(f)
............... 755 186,115
MakeMyTrip Ltd.
(f)
.................... 1,900 186,238
McDonald's Corp. .................... 41 11,979
Meituan , Class B
(d) (e) (f)
.................. 33,420 537,595
Trip.com Group Ltd. ................... 3,957 231,740
Yum! Brands, Inc. .................... 3,671 543,969
4,902,627
Household Durables — 0.6%
Amber Enterprises India Ltd.
(f)
............ 69 5,449
Crompton Greaves Consumer Electricals Ltd. .. 34,891 144,533
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ..................... 2,363 11,373
Dixon Technologies India Ltd.
(e)
........... 2,384 416,727
Garmin Ltd. ......................... 949 198,075
Lennar Corp. , Class A .................. 717 79,307
NVR, Inc.
(f)
......................... 36 265,884
Panasonic Holdings Corp. ............... 31,800 340,238
Sony Group Corp. .................... 39,700 1,032,213
Taylor Morrison Home Corp.
(f)
............ 954 58,595
Toll Brothers, Inc. ..................... 1,382 157,728
2,710,122
Household Products — 0.2%
Colgate-Palmolive Co. ................. 7,553 686,567
Procter & Gamble Co. (The) ............. 2,943 468,879
1,155,446
Independent Power and Renewable Electricity Producers — 0.0%
ReNew Energy Global plc , Class A
(f)
........ 8,701 60,124
Industrial Conglomerates — 0.6%
CJ Corp. .......................... 1,053 125,026
Honeywell International, Inc. ............. 8,774 2,043,289
KOC Holding A/S ..................... 7,105 27,497
Samsung C&T Corp. .................. 360 42,906
SK, Inc. ........................... 142 21,448
Smiths Group plc ..................... 19,713 608,035
2,868,201
Insurance — 2.5%
AIA Group Ltd. ...................... 209,200 1,895,026
Allianz SE (Registered) ................. 4,060 1,647,684
Allstate Corp. (The) ................... 3,074 618,827
Aon plc , Class A ..................... 1,361 485,550
Assurant, Inc. ....................... 362 71,491
AXA SA ........................... 13,889 682,020
Fairfax Financial Holdings Ltd. ............ 285 514,434
Great-West Lifeco, Inc. ................. 11,736 446,343
Hanover Insurance Group, Inc. (The) ....... 243 41,278
Hartford Insurance Group, Inc. (The) ........ 11,947 1,515,716
Japan Post Insurance Co. Ltd. ............ 5,800 131,314
Max Financial Services Ltd.
(f)
............. 1,447 27,781
MetLife, Inc. ........................ 11,432 919,361
NN Group NV ....................... 6,074 404,159
Ping An Insurance Group Co. of China Ltd. ,
Class H ......................... 71,500 456,407

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Prudential Financial, Inc. ................ 129 $ 13,860
Reinsurance Group of America, Inc. ........ 1,979 392,555
Travelers Cos., Inc. (The) ............... 4,573 1,223,460
11,487,266
Interactive Media & Services — 3.2%
Alphabet, Inc. , Class A ................. 22,987 4,050,999
Alphabet, Inc. , Class C ................. 15,247 2,704,665
Auto Trader Group plc
(d) (e)
............... 32,008 362,548
Baidu, Inc. , Class A
(f)
.................. 3,250 34,830
Meta Platforms, Inc. , Class A ............. 5,522 4,075,733
NAVER Corp. ....................... 1,600 310,696
REA Group Ltd. ...................... 1,913 302,941
Tencent Holdings Ltd. .................. 46,700 3,009,143
14,851,555
IT Services — 0.6%
Accenture plc , Class A ................. 3,040 908,626
Cognizant Technology Solutions Corp. , Class A . 841 65,623
GoDaddy, Inc. , Class A
(f)
................ 1,485 267,389
HCL Technologies Ltd. ................. 14,018 282,631
Infosys Ltd. ......................... 53,715 1,003,540
Persistent Systems Ltd. ................ 80 5,639
Shopify, Inc. , Class A
(f)
................. 1,141 131,599
Tata Consultancy Services Ltd. ........... 2,882 116,376
VeriSign, Inc. ....................... 171 49,385
Wix.com Ltd.
(f)
....................... 165 26,146
2,856,954
Life Sciences Tools & Services — 0.1%
(f)
Illumina, Inc. ........................ 533 50,853
IQVIA Holdings, Inc. ................... 3,810 600,418
651,271
Machinery — 0.3%
Alfa Laval AB ....................... 6,532 275,119
Amada Co. Ltd. ...................... 38,900 424,516
Cummins India Ltd. ................... 3,854 152,852
HD Hyundai Heavy Industries Co. Ltd.
(f)
...... 94 29,670
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. ......................... 25 6,751
Hyundai Rotem Co. Ltd. ................ 259 37,585
Illinois Tool Works, Inc. ................. 160 39,560
MISUMI Group, Inc. ................... 3,200 42,747
Pentair plc ......................... 58 5,954
Rational AG ........................ 22 18,486
Techtronic Industries Co. Ltd. ............. 17,500 193,095
Wartsila OYJ Abp ..................... 14,665 346,598
Westinghouse Air Brake Technologies Corp. ... 133 27,843
1,600,776
Marine Transportation — 0.1%
Kuehne + Nagel International AG (Registered) . 2,336 505,844
Media — 0.4%
Comcast Corp. , Class A ................ 26,972 962,631
Fox Corp. , Class A .................... 173 9,695
Fox Corp. , Class B .................... 4,088 211,063
Informa plc ......................... 65,819 728,695
1,912,084
Metals & Mining — 0.8%
Alamos Gold, Inc. , Class A .............. 303 8,059
Anglo American plc ................... 6,034 178,959
Barrick Mining Corp. ................... 764 15,905
BHP Group Ltd. ...................... 2,059 49,535
Endeavour Mining plc .................. 385 11,872
Hindustan Zinc Ltd. ................... 17,755 93,395
Security
Shares
Shares Value
Metals & Mining (continued)
Hyundai Steel Co. .................... 4,848 $ 105,087
Kinross Gold Corp. .................... 51,385 802,991
Northern Star Resources Ltd. ............. 5,147 63,576
Nucor Corp. ........................ 118 15,286
Rio Tinto plc ........................ 1,358 79,041
Teck Resources Ltd. , Class B ............ 6,498 262,783
Valterra Platinum Ltd. .................. 700 31,169
Wheaton Precious Metals Corp. ........... 23,819 2,142,005
3,859,663
Multi-Utilities — 0.5%
Consolidated Edison, Inc. ............... 3,513 352,530
E.ON SE .......................... 46,190 851,080
Engie SA .......................... 40,651 955,412
2,159,022
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA ........................ 5,083 129,893
Antero Resources Corp.
(f)
............... 258 10,392
BP plc ............................ 32,711 162,976
Cheniere Energy, Inc. .................. 2,040 496,781
Chevron Corp.
(g)
..................... 12,816 1,835,123
ConocoPhillips ...................... 2,265 203,261
Cosan SA
(f)
......................... 7,672 9,687
ENEOS Holdings, Inc. ................. 75,100 372,258
EOG Resources, Inc. .................. 2,081 248,908
Exxon Mobil Corp. .................... 641 69,100
Keyera Corp. ....................... 8,070 263,953
New Fortress Energy, Inc. , (Acquired 12/24/24 ,
cost $ 0 )
(f) (h)
....................... 2,994 9,940
Petronet LNG Ltd. .................... 2,532 8,916
Repsol SA ......................... 12,742 186,370
Santos Ltd. ......................... 21,625 109,030
Shell plc ........................... 71,153 2,482,496
Suncor Energy, Inc. ................... 4,030 150,960
TotalEnergies SE ..................... 779 47,615
Ultrapar Participacoes SA ............... 27,583 89,149
Var Energi ASA ...................... 10,323 33,080
Williams Cos., Inc. (The) ................ 2,482 155,894
7,075,782
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(f)
................. 398 19,693
Delta Air Lines, Inc. ................... 22,651 1,113,976
easyJet plc ......................... 1,180 8,636
InterGlobe Aviation Ltd.
(d) (e) (f)
.............. 214 14,925
International Consolidated Airlines Group SA .. 53,303 250,033
United Airlines Holdings, Inc.
(f)
............ 452 35,993
1,443,256
Personal Care Products — 0.0%
Natura & Co. Holding SA
(f)
............... 17,969 36,546
Pharmaceuticals — 2.7%
Ajanta Pharma Ltd. ................... 934 28,044
Alkem Laboratories Ltd. ................ 826 47,577
Astellas Pharma, Inc. .................. 39,700 388,701
AstraZeneca plc ..................... 5,440 757,080
Bristol-Myers Squibb Co. ................ 23,790 1,101,239
Eli Lilly & Co. ....................... 2,590 2,018,983
GSK plc ........................... 9,998 190,627
Merck & Co., Inc.
(g)
.................... 14,351 1,136,025
Novartis AG (Registered) ............... 18,402 2,233,582
Novo Nordisk A/S , Class B .............. 3,171 219,731
Pfizer, Inc. ......................... 101,889 2,469,789
Sanofi SA .......................... 3,873 374,959
Strides Pharma Science Ltd. ............. 2,221 23,308

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sun Pharmaceutical Industries Ltd. ......... 646 $ 12,628
Takeda Pharmaceutical Co. Ltd. ........... 47,600 1,469,555
Zydus Lifesciences Ltd. ................ 10,543 121,777
12,593,605
Professional Services — 1.0%
Bureau Veritas SA .................... 1,199 40,925
Computer Age Management Services Ltd. .... 886 44,326
Experian plc ........................ 20,968 1,081,241
Intertek Group plc .................... 7,767 505,931
Recruit Holdings Co. Ltd. ............... 18,300 1,076,162
SGS SA (Registered) .................. 95 9,646
Thomson Reuters Corp. ................ 8,369 1,682,957
Verisk Analytics, Inc. ................... 1,340 417,410
4,858,598
Real Estate Management & Development — 0.4%
Allos SA ........................... 44,445 185,941
CBRE Group, Inc. , Class A
(f)
............. 85 11,910
FirstService Corp. .................... 2,226 388,444
Jones Lang LaSalle, Inc.
(f)
............... 770 196,951
Mitsui Fudosan Co. Ltd. ................ 84,800 820,956
Nomura Real Estate Holdings, Inc. ......... 31,400 183,917
1,788,119
Retail REITs — 0.4%
Kimco Realty Corp.
(g)
.................. 19,139 402,302
Klepierre SA ........................ 1,224 48,396
Link REIT .......................... 2,500 13,391
RioCan REIT
(g)
...................... 18,576 241,587
Simon Property Group, Inc. .............. 5,788 930,479
1,636,155
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(f)
........... 8,356 1,185,716
Analog Devices, Inc. ................... 63 14,995
ASML Holding NV .................... 624 500,034
Bestechnic Shanghai Co. Ltd. , Class A ...... 3,288 159,882
Broadcom, Inc. ...................... 11,227 3,094,723
Credo Technology Group Holding Ltd.
(f)
...... 298 27,592
Elan Microelectronics Corp. .............. 17,000 70,742
Intel Corp. ......................... 5,942 133,101
King Yuan Electronics Co. Ltd. ............ 27,000 94,260
KLA Corp. .......................... 219 196,167
Marvell Technology, Inc. ................ 1,423 110,140
MediaTek, Inc. ....................... 22,000 942,671
NVIDIA Corp. ....................... 78,544 12,409,167
Onto Innovation, Inc.
(f)
.................. 127 12,818
Parade Technologies Ltd. ............... 7,000 143,141
Phison Electronics Corp. ................ 8,000 137,740
Qorvo, Inc.
(f)
........................ 65 5,519
QUALCOMM, Inc. .................... 10,833 1,725,264
Rambus, Inc.
(f)
....................... 1,862 119,205
Realtek Semiconductor Corp. ............ 13,000 252,473
Rockchip Electronics Co. Ltd. ............ 11,300 240,223
Taiwan Semiconductor Manufacturing Co. Ltd. . 87,000 3,181,534
Tokyo Electron Ltd. ................... 6,700 1,283,113
26,040,220
Software — 5.5%
Adobe, Inc.
(f)
........................ 3,426 1,325,451
Atlassian Corp. , Class A
(f)
............... 500 101,545
Autodesk, Inc.
(f)
...................... 531 164,382
Birlasoft Ltd. ........................ 17,432 88,140
Dropbox, Inc. , Class A
(f)
................ 7,848 224,453
Elastic NV
(f)
......................... 2,854 240,678
Fair Isaac Corp.
(f)
..................... 122 223,011
Security
Shares
Shares Value
Software (continued)
Fortinet, Inc.
(f)
....................... 3,405 $ 359,977
Intuit, Inc. .......................... 3,488 2,747,253
KPIT Technologies Ltd. ................. 1,177 17,278
Microsoft Corp. ...................... 24,080 11,977,633
Nice Ltd.
(f)
.......................... 1,106 187,482
Nutanix, Inc. , Class A
(f)
................. 1,244 95,091
Palantir Technologies, Inc. , Class A
(f)
........ 7,632 1,040,394
Pegasystems, Inc. .................... 3,182 172,242
Salesforce, Inc. ...................... 9,289 2,533,017
SAP SE ........................... 4,460 1,363,776
ServiceNow, Inc.
(f)
.................... 1,768 1,817,645
TOTVS SA ......................... 18,036 140,455
Xero Ltd.
(f)
......................... 5,928 701,456
25,521,359
Specialized REITs — 0.3%
American Tower Corp. ................. 38 8,399
Equinix, Inc. ........................ 1,453 1,155,818
1,164,217
Specialty Retail — 0.8%
Carvana Co. , Class A
(f)
................. 35 11,793
Home Depot, Inc. (The) ................ 6,976 2,557,681
JB Hi-Fi Ltd. ........................ 1,223 88,871
Lojas Renner SA ..................... 209,164 755,718
O'Reilly Automotive, Inc.
(f)
............... 240 21,631
Pop Mart International Group Ltd.
(d) (e)
........ 5,600 190,787
Trent Ltd. .......................... 1,204 87,286
3,713,767
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ......................... 57,442 11,785,376
Chicony Electronics Co. Ltd. ............. 12,000 53,369
IEIT Systems Co. Ltd. , Class A ............ 19,400 138,243
NetApp, Inc. ........................ 1,829 194,880
Samsung Electronics Co. Ltd. ............ 15,202 672,257
Xiaomi Corp. , Class B
(d) (e) (f)
.............. 111,400 857,528
13,701,653
Textiles, Apparel & Luxury Goods — 0.1%
Hermes International SCA ............... 47 127,411
Makalot Industrial Co. Ltd. ............... 22,460 181,704
Tapestry, Inc. ........................ 1,268 111,343
420,458
Tobacco — 0.1%
Philip Morris International, Inc. ............ 1,492 271,738
Trading Companies & Distributors — 0.0%
Finning International, Inc. ............... 946 40,445
Sumitomo Corp. ..................... 6,700 172,905
213,350
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG ............................ 9,099 46,943
United Utilities Group plc ................ 19,518 306,487
VA Tech Wabag Ltd.
(f)
.................. 904 15,614
369,044
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. ...................... 7,442 174,471
MTN Group Ltd. ...................... 22,136 176,208
SK Telecom Co. Ltd. ................... 7,452 313,532
SoftBank Corp. ...................... 99,000 153,346

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
TIM SA ........................... 14,507 $ 58,449
876,006
Total Common Stocks — 58 .3%
(Cost: $ 224,040,542 ) .............................. 270,236,197
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
TransDigm, Inc.
(d)
7.13% , 12/01/31 ................... USD 47 49,243
6.63% , 03/01/32 ................... 47 48,663
6.38% , 05/31/33 ................... 87 87,079
184,985
Automobile Components — 0.0%
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
49 51,015
Icahn Enterprises LP
9.75% , 01/15/29 ................... 52 50,514
10.00% , 11/15/29
(d)
................. 35 34,651
9.00% , 06/15/30 ................... 18 16,832
IHO Verwaltungs GmbH
(d)(i)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 12 12,317
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 9 9,203
Patrick Industries, Inc., 6.38%, 11/01/32
(d)
.... 20 20,055
Phinia, Inc., 6.63%, 10/15/32
(d)
........... 17 17,265
211,852
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
...................... 40 37,876
Honda Motor Co. Ltd., 2.53%, 03/10/27 ..... 280 271,650
Nissan Motor Acceptance Co. LLC, 6.95%,
09/15/26
(d)
...................... 16 16,157
325,683
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
..... 600 620,764
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
..................... 400 397,662
5.59% , 08/08/28 ................... 400 413,214
6.61% , 11/07/28 ................... 400 426,684
Bank of America Corp.
(a)
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 379 368,347
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 89 87,943
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 39 38,401
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 210 218,542
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 393 352,688
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 250 246,018
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 330 339,311
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 195 198,147
Bank of Montreal, 5.20%, 02/01/28 ........ 360 368,169
BPCE SA, 2.70%, 10/01/29
(d)
............ 274 254,286
Citigroup, Inc.
(a)
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 800 733,507
(1-day SOFR + 3.91%), 4.41% , 03/31/31 .. 465 460,065
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 350 317,419
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 20 17,718
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 310 289,780
Security
Par (000)
Par (000) Value
Banks (continued)
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................. USD 30 $ 31,599
HSBC Holdings plc
(a)
(1-day SOFR + 1.90%), 5.87% , 11/18/35 .. 200 202,387
(1-day SOFR + 1.56%), 5.45% , 03/03/36 .. 200 201,103
(1-day SOFR + 1.88%), 5.79% , 05/13/36 .. 380 390,843
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
...................... 670 665,625
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ...................... 127 125,897
(1-day SOFR + 1.17%), 2.95% , 02/24/28 .. 266 259,912
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 6 5,766
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 445 449,639
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ...................... 13 13,024
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ...................... 725 670,408
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 175 151,634
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 220 197,743
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 232 238,687
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 98 99,727
Mitsubishi UFJ Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.83%), 2.34%, 01/19/28
(a)
..... 380 367,959
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
..... 500 485,404
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 281 281,412
PNC Financial Services Group, Inc. (The), (1-day
SOFR + 1.34%), 5.30%, 01/21/28
(a)
...... 170 172,554
Royal Bank of Canada, 5.20%, 08/01/28 ..... 420 432,059
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 780 813,286
(1-day SOFR + 2.70%), 6.57% , 06/12/29 .. 250 262,087
(1-day SOFR + 2.14%), 6.34% , 05/31/35 .. 150 156,640
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
.......... 680 709,729
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 200 205,915
1.90% , 09/17/28 ................... 200 185,641
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 .................. 370 357,705
US Bancorp
(a)
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 40 41,527
(1-day SOFR + 1.41%), 5.42% , 02/12/36 .. 235 239,460
Washington Mutual Escrow Bonds
(f)(j)(k)
0.00% , 11/06/09 ................... 100 1,300
0.00% , 09/29/17 ................... 400 —
Wells Fargo & Co., (3-mo. CME Term SOFR +
4.03%), 4.48%, 04/04/31
(a)
............ 135 134,363
14,699,700
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 ................... 1,460 970,020
2.50% , 03/15/51 ................... 220 132,095
Diageo Capital plc
2.00% , 04/29/30 ................... 780 701,644
2.13% , 04/29/32 ................... 270 230,142
5.50% , 01/24/33 ................... 1,030 1,072,180
3,106,081

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 ........... USD 200 $ 193,463
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 160 165,524
5.55% , 10/15/53 ................... 180 177,688
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 1,160 1,007,484
1,544,159
Broadline Retail — 0.1%
GrubHub Holdings, Inc., 5.50%, 07/01/27
(d)
... 29 28,142
Nordstrom, Inc.
4.38% , 04/01/30 ................... 56 51,636
5.00% , 01/15/44 ................... 48 33,272
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 60 65,152
9.75% , 04/15/29 ................... 75 82,153
Wayfair LLC
(d)
7.25% , 10/31/29 ................... 34 34,015
7.75% , 09/15/30 ................... 81 81,503
375,873
Building Products — 0.4%
CRH America Finance, Inc., 5.50%, 01/09/35 .. 295 302,318
Owens Corning
3.40% , 08/15/26 ................... 110 108,776
4.30% , 07/15/47 ................... 410 330,412
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 1,280 1,258,010
1,999,516
Capital Markets — 1.6%
Ares Capital Corp.
2.88% , 06/15/27 ................... 145 140,135
2.88% , 06/15/28 ................... 190 179,043
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
...... 180 178,016
Blackstone Private Credit Fund, 4.00%, 01/15/29 129 123,768
Coinbase Global, Inc., 3.38%, 10/01/28
(d)
.... 52 48,750
Deutsche Bank AG
(a)
(1-day SOFR + 1.59%), 5.71% , 02/08/28 .. 150 152,464
(1-day SOFR + 2.05%), 5.40% , 09/11/35 .. 173 172,038
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................... 790 769,790
3.45% , 03/01/32 ................... 37 33,730
FS KKR Capital Corp.
2.63% , 01/15/27 ................... 125 119,862
3.13% , 10/12/28 ................... 330 302,611
6.13% , 01/15/30 ................... 133 132,088
Goldman Sachs Group, Inc. (The)
(a)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 206 203,072
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 102 88,348
(1-day SOFR + 1.28%), 2.62% , 04/22/32 .. 133 118,217
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 1,455 1,270,718
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 305 274,514
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... 123 107,277
Jane Street Group, 6.75%, 05/01/33
(d)
...... 40 41,128
LPL Holdings, Inc., 5.65%, 03/15/35 ....... 230 231,247
Moody's Corp., 3.25%, 01/15/28 .......... 69 67,554
Morgan Stanley
(a)
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 280 271,782
3.59% , 07/22/28 ................... 35 34,387
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 380 350,404
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 762 651,925
(1-day SOFR + 1.02%), 1.93% , 04/28/32 .. 24 20,520
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 516 451,866
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.87%), 5.25% , 04/21/34 .. USD 470 $ 478,107
(1-day SOFR + 1.88%), 5.42% , 07/21/34 .. 240 245,857
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
. 25 25,252
StoneX Group, Inc., 7.88%, 03/01/31
(d)
...... 56 58,702
VFH Parent LLC, 7.50%, 06/15/31
(d)
....... 35 36,729
7,379,901
Chemicals — 0.0%
Ecolab, Inc., 2.70%, 12/15/51 ........... 210 128,831
NOVA Chemicals Corp., 9.00%, 02/15/30
(d)
... 8 8,640
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
...... 27 28,956
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 30 29,052
195,479
Commercial Services & Supplies — 0.1%
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 10 9,641
8.13% , 09/15/29 ................... 28 28,898
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 ................... 2 2,018
7.25% , 03/15/29 ................... 20 20,307
RELX Capital, Inc., 5.25%, 03/27/35 ....... 30 30,698
Republic Services, Inc.
4.75% , 07/15/30 ................... 30 30,561
5.20% , 11/15/34 ................... 140 143,291
Waste Connections, Inc., 5.25%, 09/01/35 .... 280 286,274
551,688
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95% , 02/24/32 ................... 10 10,250
5.30% , 02/26/54 ................... 95 92,128
CommScope LLC, 8.25%, 03/01/27
(d)
....... 28 27,892
Motorola Solutions, Inc.
2.30% , 11/15/30 ................... 450 399,463
2.75% , 05/24/31 ................... 440 394,483
5.60% , 06/01/32 ................... 240 250,012
5.40% , 04/15/34 ................... 220 224,368
Viasat, Inc.
(d)
6.50% , 07/15/28 ................... 54 51,035
7.50% , 05/30/31 ................... 82 71,010
1,520,641
Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
...................... 14 13,453
HTA Group Ltd., 7.50%, 06/04/29
(d)
........ 50 51,005
Quanta Services, Inc., 2.90%, 10/01/30 ..... 1,190 1,097,014
Tutor Perini Corp., 11.88%, 04/30/29
(d)
...... 31 34,897
1,196,369
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 150,697
Consumer Finance — 0.9%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 . 165 161,398
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 59 58,003
American Express Co.
2.55% , 03/04/27 ................... 199 193,757
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 290 298,181
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. 130 131,232
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
. 50 51,129
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
. 275 280,722
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(d)
61 65,685
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 890 1,005,563

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 2.37%), 5.27% , 05/10/33 .. USD 100 $ 100,873
(1-day SOFR + 2.60%), 5.82% , 02/01/34 .. 360 371,383
(SOFR Index + 3.37%), 7.96% , 11/02/34 .. 480 557,946
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 ................... 42 44,463
6.63% , 03/15/30 ................... 30 30,370
Enova International, Inc., 9.13%, 08/01/29
(d)
... 49 51,586
EZCORP, Inc., 7.38%, 04/01/32
(d)
......... 15 15,789
goeasy Ltd.
(d)
9.25% , 12/01/28 ................... 35 37,031
7.63% , 07/01/29 ................... 29 29,895
7.38% , 10/01/30 ................... 25 25,545
OneMain Finance Corp.
6.63% , 01/15/28 ................... 43 44,405
9.00% , 01/15/29 ................... 28 29,362
6.63% , 05/15/29 ................... 30 30,812
7.88% , 03/15/30 ................... 49 52,066
7.50% , 05/15/31 ................... 50 52,243
SLM Corp., 6.50%, 01/31/30 ............ 30 31,489
Synchrony Financial
2.88% , 10/28/31 ................... 620 537,937
7.25% , 02/02/33 ................... 41 42,900
4,331,765
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The), 5.00%, 09/15/34 ........ 105 104,249
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 60 59,218
US Foods, Inc., 7.25%, 01/15/32
(d)
........ 49 51,599
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 64 67,877
Walmart, Inc., 4.90%, 04/28/35 .......... 415 420,327
703,270
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(d)
...................... 12 11,902
Diversified REITs — 0.0%
Uniti Group LP
(d)
10.50% , 02/15/28 .................. 64 67,843
6.50% , 02/15/29 ................... 21 20,297
88,140
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
5.38% , 06/01/29
(d)
.................. 67 66,755
6.38% , 09/01/29
(d)
.................. 72 73,442
4.75% , 03/01/30
(d)
.................. 11 10,657
7.38% , 03/01/31
(d)
.................. 132 137,730
4.75% , 02/01/32
(d)
.................. 21 19,919
4.50% , 05/01/32 ................... 20 18,625
4.25% , 01/15/34
(d)
.................. 80 71,215
Koninklijke KPN NV, 8.38%, 10/01/30 ...... 260 304,932
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28 ................... 45 41,264
6.88% , 06/30/33 ................... 80 81,402
Telecom Italia Capital SA
6.00% , 09/30/34 ................... 17 17,030
7.20% , 07/18/36 ................... 23 24,482
7.72% , 06/04/38 ................... 23 24,783
Windstream Services LLC, 8.25%, 10/01/31
(d)
. 41 42,939
935,175
Electric Utilities — 0.6%
Avangrid, Inc., 3.80%, 06/01/29 .......... 140 136,766
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 18 15,979
Commonwealth Edison Co., 4.90%, 02/01/33 .. 460 463,343
Eversource Energy
Series U , 1.40% , 08/15/26 ............ 60 58,025
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.90% , 03/01/27 ................... USD 270 $ 263,417
3.38% , 03/01/32 ................... 220 200,388
Exelon Corp.
2.75% , 03/15/27 ................... 19 18,538
5.45% , 03/15/34 ................... 130 133,384
5.10% , 06/15/45 ................... 10 9,084
4.10% , 03/15/52 ................... 7 5,366
NRG Energy, Inc., 6.25%, 11/01/34
(d)
....... 17 17,320
NSTAR Electric Co.
3.25% , 05/15/29 ................... 280 269,594
3.95% , 04/01/30 ................... 250 245,207
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ....................... 110 101,748
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 80
78,765
5.20% , 08/01/33 ................... 650 669,821
2.05% , 08/01/50 ................... 31 16,474
Tampa Electric Co., 5.15%, 03/01/35 ....... 185 185,864
Vistra Operations Co. LLC, 7.75%, 10/15/31
(d)
. 25 26,571
2,915,654
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 . 15 14,702
CDW LLC, 3.57%, 12/01/31 ............ 66 60,748
Keysight Technologies, Inc.
4.60% , 04/06/27 ................... 620 622,437
3.00% , 10/30/29 ................... 170 159,938
4.95% , 10/15/34 ................... 35 34,603
892,428
Energy Equipment & Services — 0.0%
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
...................... 28 29,621
Oceaneering International, Inc., 6.00%, 02/01/28 4 4,033
Tidewater, Inc., 9.13%, 07/15/30
(d)
......... 10 10,289
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 39 40,013
Vallourec SACA, 7.50%, 04/15/32
(d)
........ 29 30,399
Viridien, 10.00%, 10/15/30
(d)
............ 30 29,521
143,876
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ....... 122 105,988
Odeon Finco plc, 12.75%, 11/01/27
(d)
....... 48 50,155
156,143
Financial Services — 0.6%
Benteler International AG, 10.50%, 05/15/28
(d)
. 7 7,367
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 ................... 10 9,989
9.25% , 07/01/31 ................... 45 47,361
CPI CG, Inc., 10.00%, 07/15/29
(d)
......... 37 38,989
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 .................. 58 54,129
Fiserv, Inc.
5.45% , 03/02/28 ................... 130 133,588
5.60% , 03/02/33 ................... 275 285,149
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 .................. 14 15,056
12.25% , 10/01/30 .................. 22 24,395
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... 31 32,199
9.13% , 05/15/31 ................... 36 37,108
8.38% , 04/01/32 ................... 10 10,108
Mastercard, Inc.
3.30% , 03/26/27 ................... 100 98,936
2.00% , 11/18/31 ................... 390 339,941
3.85% , 03/26/50 ................... 370 292,142

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
MGIC Investment Corp., 5.25%, 08/15/28 .... USD 830 $ 830,010
Nationstar Mortgage Holdings, Inc.
(d)
6.50% , 08/01/29 ................... 29 29,622
5.13% , 12/15/30 ................... 89 90,075
7.13% , 02/01/32 ................... 20 20,774
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 8 8,495
7.13% , 11/15/30 ................... 27 27,982
6.88% , 05/15/32 ................... 25 25,562
6.88% , 02/15/33 ................... 35 35,875
Rocket Cos., Inc.
(d)
6.13% , 08/01/30 ................... 25 25,476
6.38% , 08/01/33 ................... 30 30,696
UWM Holdings LLC, 6.63%, 02/01/30
(d)
..... 40 40,041
Visa, Inc., 3.65%, 09/15/47 ............. 180 140,131
2,731,196
Food Products — 0.3%
Kellanova
3.40% , 11/15/27 ................... 190 187,104
4.30% , 05/15/28 ................... 460 462,465
Post Holdings, Inc.
(d)
6.38% , 03/01/33 ................... 46 46,419
6.25% , 10/15/34 ................... 26 26,148
Unilever Capital Corp., 1.75%, 08/12/31 ..... 600 518,154
1,240,290
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 ................... 40 39,711
9.38% , 06/01/28
(d)
.................. 31 31,965
9.50% , 06/01/30
(d)
.................. 25 25,937
National Fuel Gas Co., 5.95%, 03/15/35 ..... 260 265,763
ONE Gas, Inc., 4.25%, 09/01/32 .......... 45 43,451
406,827
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
(d)
8.25% , 01/15/30 ................... 33 34,465
8.00% , 02/15/31 ................... 17 17,608
8.38% , 06/15/32 ................... 51 53,357
Canadian National Railway Co., 3.85%, 08/05/32 160 152,189
Hertz Corp. (The), 12.63%, 07/15/29
(d)
...... 85 88,889
Ryder System, Inc.
5.65% , 03/01/28 ................... 25 25,817
6.30% , 12/01/28 ................... 310 328,522
700,847
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 54 56,363
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 51 53,172
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 ................... 10 10,054
5.35% , 12/01/28 ................... 40 41,236
160,825
Health Care Providers & Services — 1.5%
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 29 28,280
Cardinal Health, Inc., 5.35%, 11/15/34 ...... 210 214,165
Cencora, Inc.
2.70% , 03/15/31 ................... 590 532,676
4.30% , 12/15/47 ................... 340 275,268
Centene Corp., 2.45%, 07/15/28 .......... 370 343,595
Cigna Group (The)
4.38% , 10/15/28 ................... 280 280,336
5.25% , 02/15/34 ................... 170 172,701
DaVita, Inc.
(d)
4.63% , 06/01/30 ................... 33 31,618
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.88% , 09/01/32 ................... USD 25 $ 25,904
6.75% , 07/15/33 ................... 25 25,815
Elevance Health, Inc., 3.65%, 12/01/27 ..... 260 256,915
HCA, Inc.
5.25% , 06/15/26 ................... 230 230,319
3.13% , 03/15/27 ................... 160 156,660
5.20% , 06/01/28 ................... 170 173,686
5.45% , 04/01/31 ................... 265 273,252
3.63% , 03/15/32 ................... 338 311,766
5.60% , 04/01/34 ................... 245 250,671
5.45% , 09/15/34 ................... 45 45,389
4.63% , 03/15/52 ................... 100 80,362
5.90% , 06/01/53 ................... 80 77,244
Icon Investments Six DAC, 6.00%, 05/08/34 .. 930 950,441
McKesson Corp., 5.10%, 07/15/33 ........ 780 798,072
MPH Acquisition Holdings LLC
(d)
5.75% , 12/31/30 ................... 31 25,536
11.50% , ( 11.50 % Cash or 5.00 % PIK),
12/31/30
(i)
...................... 26 25,236
Quest Diagnostics, Inc.
4.60% , 12/15/27 ................... 280 282,534
4.63% , 12/15/29 ................... 340 343,351
Tenet Healthcare Corp., 6.13%, 10/01/28 .... 49 49,069
UnitedHealth Group, Inc.
4.90% , 04/15/31 ................... 350 355,678
4.50% , 04/15/33 ................... 90 87,716
5.88% , 02/15/53 ................... 60 60,115
5.05% , 04/15/53 ................... 420 374,884
7,139,254
Health Care REITs — 0.1%
Diversified Healthcare Trust, 4.38%, 03/01/31 . 45 38,006
MPT Operating Partnership LP
5.00% , 10/15/27 ................... 46 42,490
8.50% , 02/15/32
(d)
.................. 15 15,698
Ventas Realty LP, 5.10%, 07/15/32 ........ 260 262,966
359,160
Health Care Technology — 0.3%
IQVIA, Inc.
5.70% , 05/15/28 ................... 1,000 1,025,420
6.25% , 02/01/29 ................... 395 412,835
1,438,255
Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc., 8.25%, 07/15/30
(d)
.. 11 11,724
Darden Restaurants, Inc.
4.35% , 10/15/27 ................... 85 85,163
4.55% , 10/15/29 ................... 85 84,754
Genting New York LLC, 7.25%, 10/01/29
(d)
... 19 19,713
Hyatt Hotels Corp., 5.38%, 12/15/31 ....... 390 395,451
Light & Wonder International, Inc.
(d)
7.25% , 11/15/29 ................... 34 35,029
7.50% , 09/01/31 ................... 49 51,274
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 ................... 49 28,053
5.88% , 09/01/31 ................... 8 4,380
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
...................... 20 21,106
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(d)
25 24,659
Sabre GLBL, Inc.
(d)
11.25% , 12/15/27 .................. 19 19,872
11.13% , 07/15/30 .................. 50 52,300
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 25 25,219

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
9.13% , 07/15/31 ................... USD 27 $ 29,079
887,776
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61 ....... 100 72,466
NVR, Inc., 3.00%, 05/15/30 ............. 620 577,481
PulteGroup, Inc.
5.00% , 01/15/27 ................... 470 473,400
6.38% , 05/15/33 ................... 240 257,483
Whirlpool Corp.
6.13% , 06/15/30 ................... 20 20,176
6.50% , 06/15/33 ................... 20 20,064
1,421,070
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 .............. 370 342,984
Honeywell International, Inc., 5.35%, 03/01/64 . 90 85,314
Pentair Finance SARL
4.50% , 07/01/29 ................... 450 449,346
5.90% , 07/15/32 ................... 190 198,500
1,076,144
Insurance — 0.5%
Acrisure LLC, 6.75%, 07/01/32
(d)
.......... 15 15,213
Allstate Corp. (The), 3.85%, 08/10/49 ...... 140 107,099
Ambac Assurance Corp., 5.10%
(d) (l)
........ 5 6,527
American International Group, Inc., 4.85%,
05/07/30 ....................... 125 126,990
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
...................... 38 39,504
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 110 111,408
Markel Group, Inc., 6.00%, 05/16/54 ....... 102 101,856
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 ................... 280 286,258
5.45% , 03/15/53 ................... 270 262,091
5.70% , 09/15/53 ................... 290 291,222
Progressive Corp. (The), 4.95%, 06/15/33 .... 580 592,364
Stewart Information Services Corp., 3.60%,
11/15/31 ....................... 170 152,008
Willis North America, Inc.
4.65% , 06/15/27 ................... 160 160,874
5.90% , 03/05/54 ................... 220 218,667
2,472,081
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.50%, 05/15/35 .......... 500 493,435
Snap, Inc., 6.88%, 03/01/33
(d)
........... 34 34,888
528,323
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... 25 24,330
CGI, Inc., 2.30%, 09/14/31 ............. 520 449,553
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
...................... 87 87,399
CoreWeave, Inc., 9.25%, 06/01/30
(d)
....... 127 129,836
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 ................... 720 718,678
5.30% , 02/05/54 ................... 420 392,984
International Business Machines Corp., 2.20%,
02/09/27 ....................... 280 271,594
VeriSign, Inc., 5.25%, 06/01/32 .......... 60 61,147
2,135,521
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
....... 49 51,018
Machinery — 0.1%
Cummins, Inc., 4.90%, 02/20/29 .......... 160 163,604
Enpro, Inc., 6.13%, 06/01/33
(d)
........... 10 10,223
Security
Par (000)
Par (000) Value
Machinery (continued)
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. USD 7 $ 7,367
New Flyer Holdings, Inc., 9.25%, 07/01/30
(d)
.. 66 69,633
250,827
Media — 0.1%
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 30 28,642
7.50% , 04/01/28 ................... 10 7,423
11.25% , 05/15/28 .................. 30 29,887
11.75% , 01/31/29 .................. 10 9,512
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 34 33,889
10.00% , 02/15/31 .................. 103 99,995
GCI LLC, 4.75%, 10/15/28
(d)
............ 29 28,041
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ....................... 32 28,440
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 ................... 34 33,921
4.75% , 11/01/28 ................... 73 71,106
Paramount Global, 4.20%, 05/19/32 ....... 45 41,072
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 ................... 11 8,896
4.38% , 12/31/32 ................... 40 28,038
8.13% , 02/15/33 ................... 25 25,255
Sirius XM Radio LLC, 4.13%, 07/01/30
(d)
..... 112 103,268
TEGNA, Inc.
4.63% , 03/15/28 ................... 14 13,606
5.00% , 09/15/29 ................... 2 1,910
592,901
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
...... 18 16,657
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
25 25,347
Compass Minerals International, Inc., 8.00%,
07/01/30
(d)
...................... 69 71,287
Eldorado Gold Corp., 6.25%, 09/01/29
(d)
..... 34 34,067
First Quantum Minerals Ltd., 9.38%, 03/01/29
(d)
66 69,937
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(d)
...................... 7 7,120
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
...... 51 50,761
New Gold, Inc., 6.88%, 04/01/32
(d)
........ 50 51,529
Novelis Corp., 6.88%, 01/30/30
(d)
......... 25 25,848
Reliance, Inc., 2.15%, 08/15/30 .......... 370 327,960
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 200 203,497
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
.... 20 18,614
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
...... 38 39,781
942,405
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 15 15,955
Starwood Property Trust, Inc.
3.63% , 07/15/26 ................... 39 38,337
7.25% , 04/01/29 ................... 42 44,177
6.50% , 10/15/30 ................... 25 25,811
124,280
Office REITs — 0.0%
Hudson Pacific Properties LP
5.95% , 02/15/28 ................... 35 34,114
4.65% , 04/01/29 ................... 38 34,142
3.25% , 01/15/30 ................... 21 17,170
85,426
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 12 12,587
California Resources Corp., 8.25%, 06/15/29
(d)
. 99 101,621
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 30 30,281

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.70% , 11/15/29 ................... USD 170 $ 163,999
2.74% , 12/31/39 ................... 246 200,216
Cheniere Energy, Inc., 4.63%, 10/15/28 ..... 830 828,854
Chevron USA, Inc., 4.98%, 04/15/35 ....... 530 536,033
Chord Energy Corp., 6.75%, 03/15/33
(d)
..... 30 30,649
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
16 15,113
ConocoPhillips Co., 5.00%, 01/15/35 ....... 465 464,660
CVR Energy, Inc., 8.50%, 01/15/29
(d)
....... 11 11,004
Enbridge, Inc., 6.20%, 11/15/30 .......... 25 26,743
Global Partners LP
6.88% , 01/15/29 ................... 6 6,092
8.25% , 01/15/32
(d)
.................. 48 50,481
Greenfire Resources Ltd., 12.00%, 10/01/28
(d)
. 15 15,788
Karoon USA Finance, Inc., 10.50%, 05/14/29
(d)
. 10 10,144
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 ................... 16 18,287
5.00% , 08/15/42 ................... 20 17,864
Kinder Morgan, Inc., 5.95%, 08/01/54 ...... 130 127,579
ONEOK, Inc.
5.85% , 01/15/26 ................... 330 331,683
5.65% , 11/01/28 ................... 460 476,539
6.35% , 01/15/31 ................... 380 405,985
6.05% , 09/01/33 ................... 170 178,374
7.15% , 01/15/51 ................... 120 129,227
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
...................... 24 24,553
Talos Production, Inc.
(d)
9.00% , 02/01/29 ................... 34 34,811
9.38% , 02/01/31 ................... 34 34,713
Targa Resources Corp.
6.15% , 03/01/29 ................... 810 851,839
5.55% , 08/15/35 ................... 160 160,810
6.50% , 02/15/53 ................... 210 215,582
TotalEnergies Capital SA, 5.49%, 04/05/54 ... 150 144,347
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 25 27,234
9.88% , 02/01/32 ................... 61 65,878
Venture Global Plaquemines LNG LLC, 6.75%,
01/15/36
(d)
...................... 30 30,000
5,779,570
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ....... 39 37,817
American Airlines, Inc.
(d)
7.25% , 02/15/28 ................... 54 55,147
8.50% , 05/15/29 ................... 86 90,174
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 55 53,509
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 ........... 18 17,525
254,172
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 10 10,088
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
.. 42 41,580
Eli Lilly & Co., 5.05%, 08/14/54 .......... 260 244,055
HLF Financing SARL LLC
(d)
12.25% , 04/15/29 .................. 40 43,523
4.88% , 06/01/29 ................... 21 17,658
Merck & Co., Inc.
2.45% , 06/24/50 ................... 30 17,564
2.75% , 12/10/51 ................... 19 11,676
5.00% , 05/17/53 ................... 85 78,142
Novartis Capital Corp., 2.20%, 08/14/30 ..... 855 777,660
Zoetis, Inc.
3.00% , 09/12/27 ................... 110 107,408
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.00% , 05/15/30 ................... USD 800 $ 718,968
2,068,322
Professional Services — 0.4%
Automatic Data Processing, Inc.
1.70% , 05/15/28 ................... 1,510 1,419,925
4.75% , 05/08/32 ................... 175 177,513
CACI International, Inc., 6.38%, 06/15/33
(d)
... 51 52,629
1,650,067
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
5.50% , 04/01/29 ................... 320 330,688
5.95% , 08/15/34 ................... 500 526,409
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
37 36,724
893,821
Semiconductors & Semiconductor Equipment — 1.1%
ams-OSRAM AG, 12.25%, 03/30/29
(d)
...... 50 53,331
Broadcom, Inc., 3.75%, 02/15/51
(d)
........ 130 97,241
Intel Corp., 4.88%, 02/10/28 ............ 440 445,556
Lam Research Corp., 1.90%, 06/15/30 ...... 1,050 937,003
NVIDIA Corp.
1.55% , 06/15/28 ................... 190 177,764
2.00% , 06/15/31 ................... 870 771,804
3.50% , 04/01/50 ................... 50 37,351
3.70% , 04/01/60 ................... 480 352,957
NXP BV
3.88% , 06/18/26 ................... 25 24,852
4.30% , 06/18/29 ................... 172 170,215
3.40% , 05/01/30 ................... 70 66,251
2.50% , 05/11/31 ................... 189 165,835
Texas Instruments, Inc.
1.90% , 09/15/31 ................... 97 84,557
3.65% , 08/16/32 ................... 1,020 966,053
4.90% , 03/14/33 ................... 220 225,363
TSMC Arizona Corp.
4.25% , 04/22/32 ................... 350 345,971
3.25% , 10/25/51 ................... 220 158,634
5,080,738
Software — 1.1%
Adobe, Inc., 2.30%, 02/01/30 ............ 1,010 931,360
Autodesk, Inc.
3.50% , 06/15/27 ................... 81 79,998
2.40% , 12/15/31 ................... 54 47,376
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 40 40,372
9.00% , 09/30/29 ................... 49 50,790
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
...... 25 26,164
Intuit, Inc.
1.35% , 07/15/27 ................... 860 815,592
1.65% , 07/15/30 ................... 1,060 935,346
5.20% , 09/15/33 ................... 90 93,245
5.50% , 09/15/53 ................... 30 29,785
Oracle Corp.
5.50% , 08/03/35 ................... 580 592,850
5.38% , 09/27/54 ................... 55 50,278
4.10% , 03/25/61 ................... 120 86,753
Roper Technologies, Inc., 1.75%, 02/15/31 ... 26 22,324
Salesforce, Inc., 3.05%, 07/15/61 ......... 260 159,131
ServiceNow, Inc., 1.40%, 09/01/30 ........ 850 736,681
Workday, Inc., 3.80%, 04/01/32 .......... 500 469,827
5,167,872
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 ................... 120 115,918

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.80% , 11/15/28 ................... USD 10 $ 10,433
Crown Castle, Inc., 3.65%, 09/01/27 ....... 260 255,523
Equinix, Inc.
1.00% , 09/15/25 ................... 151 149,804
1.45% , 05/15/26 ................... 160 155,617
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
...... 28 28,986
716,281
Specialty Retail — 0.3%
Bath & Body Works, Inc.
6.95% , 03/01/33 ................... 33 33,925
6.88% , 11/01/35 ................... 67 69,488
Carvana Co.
(d)(i)
9.00% , ( 9.00 % Cash or 12.00 % PIK),
12/01/28 ...................... 51 52,021
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 59 61,614
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 115 129,714
Foot Locker, Inc., 4.00%, 10/01/29
(d)
....... 20 18,866
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 20 18,575
Home Depot, Inc. (The)
1.50% , 09/15/28 ................... 300 277,256
1.38% , 03/15/31 ................... 31 26,298
1.88% , 09/15/31 ................... 400 344,338
4.50% , 12/06/48 ................... 17 14,581
3.35% , 04/15/50 ................... 240 168,209
Lowe's Cos., Inc.
3.35% , 04/01/27 ................... 250 246,276
3.65% , 04/05/29 ................... 93 90,832
Upbound Group, Inc., 6.38%, 02/15/29
(d)
..... 16 15,828
1,567,821
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
..... 10 10,609
NetApp, Inc., 5.70%, 03/17/35 ........... 181 185,880
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(d)
................. 20 20,299
216,788
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32 ...... 300 304,465
Under Armour, Inc., 7.25%, 07/15/30
(d)
...... 51 51,648
William Carter Co. (The), 5.63%, 03/15/27
(d)
... 22 21,863
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
. 49 43,934
421,910
Trading Companies & Distributors — 0.0%
(d)
Fortress Transportation & Infrastructure Investors
LLC
7.88% , 12/01/30 ................... 49 51,990
7.00% , 06/15/32 ................... 14 14,455
QXO Building Products, Inc., 6.75%, 04/30/32 . 69 71,084
WESCO Distribution, Inc., 6.38%, 03/15/33 ... 30 31,007
168,536
Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 9.00%, 09/15/29
(d)
..... 50 50,256
Millicom International Cellular SA
(d)
6.25% , 03/25/29 ................... 9 9,009
7.38% , 04/02/32 ................... 47 48,071
T-Mobile USA, Inc., 5.50%, 01/15/55 ....... 90 85,323
Zegona Finance plc, 8.63%, 07/15/29
(d)
..... 37 39,498
232,157
Total Corporate Bonds — 20 .0%
(Cost: $ 91,999,485 ) ............................... 92,583,458
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Chile — 0.0%
Republic of Chile , 3.25% , 09/21/71 ......... USD 320 $ 194,880
Mexico — 0.0%
United Mexican States , 3.77% , 05/24/61 ..... 250 147,250
Philippines — 0.1%
Republic of Philippines , 5.90% , 02/04/50 ..... 200 204,250
Poland — 0.0%
Republic of Poland , 5.50% , 03/18/54 ........ 60 55,500
Total Foreign Government Obligations — 0 .1%
(Cost: $ 625,722 ) ................................. 601,880
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.78%, 06/25/35
(a)
...... 36 31,527
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 19 8,399
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.89%, 11/25/36
(a)
................ 22 19,390
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 17 15,976
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 06/25/47
(a)
................ 10 8,027
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.91%, 08/25/47
(a)
...... 4 3,746
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.34%, 10/25/46
(a)
.. 39 25,572
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 3.01%, 07/31/57
(a) (d)
............. 139 51,382
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (d)
.......... 49 16,927
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor and 11.00% Cap + 0.39%),
4.71%, 08/25/36
(a)
.................. 8 7,455
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 265 106,472
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 .......... 18 15,425
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
....................... 109 41,042
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.78%, 11/25/35
(a)
... 18 3,833
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
.......... 23 10,795
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
....................... 72 65,366

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.40%, 03/25/36
(a)
.................. USD 4 $ 3,780
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... —
(b)
647
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 4.01%, 09/25/37
(a)
.. 26 16,953
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
4.85%, 03/25/37
(a)
.................. 18 14,502
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
... 23 22,661
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.27%,
06/25/37
(a)
....................... 3 2,906
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.08%, 04/25/36
(a)
. 7 3,470
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.81%, 06/25/36
(a)
........... 10 8,338
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 27 25,716
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
34 29,494
559,801
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... 10 9,268
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.11%,
01/25/36 ...................... 7 6,969
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.97%,
04/25/36 ...................... 4 4,077
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.81%,
10/25/36 ...................... 5 4,486
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
10/25/36 ...................... 5 4,483
29,283
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
......... 831 2,587
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 780,532 ) ................................. 591,671
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(f)(j)(k)
Lehman Brothers Holdings, Inc. ........... 490 —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Banco Bradesco SA (Preference) .......... 15,259 $ 47,211
Grupo Cibest SA (Preference) ............ 9,851 111,460
158,671
Chemicals — 0.0%
Braskem SA (Preference) , Class A
(f)
........ 48,646 81,031
Electric Utilities — 0.0%
Energisa SA (Preference) ............... 2 3
ISA Energia Brasil SA (Preference) ......... 1,991 8,513
8,516
Metals & Mining — 0.1%
Gerdau SA (Preference) ................ 38,168 112,401
Total Preferred Securities — 0 .1%
(Cost: $ 520,429 ) ................................. 360,619
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.5%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ USD 84 80,960
3.00% , 09/01/27 - 12/01/46 ............ 175 161,907
3.50% , 04/01/31 - 01/01/48 ............ 293 276,650
4.00% , 08/01/40 - 12/01/45 ............ 46 44,596
4.50% , 02/01/39 - 04/01/49 ............ 364 357,123
5.00% , 10/01/41 - 11/01/48 ............ 71 72,273
5.50% , 06/01/41 ................... 32 33,188
6.00% , 01/01/34 ................... 25 26,166
Federal National Mortgage Association ,
4.00% , 01/01/41 ................... 3 3,196
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ............ 4,042 3,292,662
2.00% , 07/15/55
(n)
.................. 1,163 947,078
2.50% , 07/20/51 - 07/20/52 ............ 4,054 3,446,121
2.50% , 07/15/55
(n)
.................. 300 254,832
3.00% , 02/15/45 - 09/20/52 ............ 2,606 2,308,919
3.50% , 01/15/42 - 02/20/52 ............ 922 855,326
4.00% , 04/20/39 - 12/20/47 ............ 163 154,838
4.00% , 07/15/55
(n)
.................. 444 412,751
4.50% , 12/20/39 - 04/20/50 ............ 219 214,325
5.00% , 12/15/38 - 10/20/54 ............ 222 219,786
5.00% , 07/15/55
(n)
.................. 500 491,074
5.50% , 12/20/52 - 12/20/54 ............ 413 415,505
5.50% , 07/15/55
(n)
.................. 550 550,722
6.00% , 09/20/53 - 08/20/54 ............ 105 107,331
6.00% , 07/15/55
(n)
.................. 450 456,573
6.50% , 10/20/53 - 03/20/55 ............ 144 147,967
6.50% , 07/15/55 - 08/15/55
(n)
........... 148 152,226
7.50% , 03/15/32 ................... 1 760
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ............ 3,327 2,721,675
2.00% , 07/25/40 - 07/25/55
(n)
........... 1,400 1,260,653
2.50% , 09/01/27 - 02/01/52 ............ 1,490 1,302,488
2.50% , 07/25/40 - 07/25/55
(n)
........... 1,275 1,109,184
3.00% , 04/01/29 - 03/01/52 ............ 1,496 1,361,506
3.50% , 08/01/30 - 01/01/51 ............ 2,093 1,925,591
3.50% , 07/25/40
(n)
.................. 61 58,859
4.00% , 10/01/33 - 01/01/51 ............ 1,112 1,064,905
4.00% , 07/25/40 - 07/25/55
(n)
........... 525 495,351
4.50% , 07/01/25 - 08/01/53 ............ 1,736 1,697,367
5.00% , 09/01/35 - 01/01/55 ............ 307 304,494

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 07/25/55
(n)
.................. USD 1,200 $ 1,175,880
5.50% , 02/01/35 - 11/01/54 ............ 295 300,863
5.50% , 07/25/55
(n)
.................. 1,550 1,549,645
6.00% , 12/01/27 - 08/01/54 ............ 870 891,652
6.00% , 07/25/55
(n)
.................. 925 939,914
6.50% , 05/01/40 - 04/01/55 ............ 1,095 1,140,378
6.50% , 07/25/55
(n)
.................. 25 25,812
34,811,072
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (o)
........... 37 5,533
Total U.S. Government Sponsored Agency Securities — 7 .5%
(Cost: $ 37,071,613 ) ............................... 34,816,605
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 ................... 66 64,255
4.50% , 08/15/39 ................... 382 380,568
4.38% , 11/15/39 ................... 82 80,382
4.63% , 02/15/40 ................... 3,000 3,017,461
1.13% , 05/15/40 - 08/15/40 ............ 694 429,209
1.38% , 11/15/40 ................... 347 221,063
2.25% , 05/15/41 - 02/15/52 ............ 13,000 8,286,953
2.38% , 02/15/42 ................... 4,000 2,910,000
3.13% , 02/15/43 ................... 332 266,988
2.88% , 05/15/43 - 11/15/46 ............ 597 450,992
3.63% , 08/15/43 ................... 332 285,624
3.75% , 11/15/43 ................... 332 290,085
4.75% , 11/15/43 ................... 400 399,578
2.50% , 02/15/45 ................... 593 417,463
3.00% , 02/15/47 ................... 1,500 1,126,113
1.63% , 11/15/50 ................... 3 1,581
1.88% , 11/15/51 ................... 1,000 556,328
U.S. Treasury Notes
0.25% , 09/30/25 ................... 4,657 4,610,491
4.00% , 12/15/25 - 01/15/27 ............ 700 701,041
4.13% , 06/15/26 ................... 2,100 2,102,584
0.50% , 05/31/27 ................... 129 121,346
2.25% , 08/15/27 ................... 798 774,060
1.25% , 03/31/28 - 09/30/28 ............ 1,047 979,391
2.88% , 08/15/28 ................... 188 183,373
3.13% , 11/15/28 ................... 363 356,222
3.75% , 12/31/28 ................... 200 200,180
1.75% , 01/31/29 - 11/15/29 ............ 1,239 1,140,998
2.63% , 02/15/29 ................... 63 60,670
1.88% , 02/28/29 - 02/15/32 ............ 12,352 11,336,352
2.38% , 05/15/29 ................... 7,063 6,718,679
1.63% , 08/15/29 - 05/15/31 ............ 492 444,308
1.50% , 02/15/30 ................... 23 20,813
1.13% , 02/15/31 ................... 179 154,877
1.38% , 11/15/31 ................... 3 2,567
Total U.S. Treasury Obligations — 10 .6%
(Cost: $ 57,305,384 ) ............................... 49,092,595
Total Long-Term Investments — 96.8%
(Cost: $ 413,321,200 ) .............................. 448,946,079
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.8%
(p)(q)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(r)
................... 2,620,862 $ 2,621,911
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 15,081,280 15,081,280
Total Money Market Funds — 3 .8%
(Cost: $ 17,703,191 ) ............................... 17,703,191
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills ,   4.24% , 08/26/25
(s)
...... USD 4,063 4,035,696
Total U.S. Treasury Obligations — 0 .9%
(Cost: $ 4,036,547 ) ............................... 4,035,696
Total Short-Term Securities — 4.7%
(Cost: $ 21,739,738 ) ............................... 21,738,887
Total Investments Before TBA Sale Commitments — 101 .5%
(Cost: $ 435,060,938 ) .............................. 470,684,966
TBA Sale Commitments
Mortgage-Backed Securities — (0.0) %
Government National Mortgage Association ,
6.50% , 07/15/55
(n)
.................. (23) (23,955)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (23,947) ) ............................. (23,955)
Total Investments Net of TBA Sale Commitments — 101 .5%
(Cost: $ 435,036,991 ) .............................. 470,661,011
Liabilities in Excess of Other Assets — (1.5) % ............. (6,858,129)
Net Assets — 100.0% ...............................
$ 463,802,882

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,940, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Perpetual security with no stated maturity date.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Zero-coupon bond.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(s)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,623,106 $ — $ (1,000,277)
(a)
$ (1,075) $ 157 $ 2,621,911 2,620,862 $ 4,670
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 17,343,295 — (2,262,015)
(a)
— — 15,081,280 15,081,280 292,577 —
iShares Russell 1000 Value
ETF
(c)
.............. 4,626,030 — (4,529,386) 578,121 (674,765) — — 20,035 —
$ 577,046 $ (674,608) $ 17,703,191 $ 317,282 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 49 09/11/25 $ 9,688 $ 207,299
MSCI EAFE Index ......................................................... 5 09/19/25 670 8,433
MSCI Emerging Markets Index ................................................. 5 09/19/25 308 6,064
S&P 500 E-Mini Index ....................................................... 5 09/19/25 1,563 55,226
U.S. Treasury 10-Year Ultra Note ............................................... 4 09/19/25 457 2,958
U.S. Treasury Long Bond ..................................................... 28 09/19/25 3,230 112,533
U.S. Treasury 2-Year Note .................................................... 117 09/30/25 24,341 94,717
487,230
Short Contracts
S&P/TSX 60 Index ......................................................... 2 09/18/25 470 (3,943)
MSCI EAFE Index ......................................................... 12 09/19/25 1,609 (5,313)
MSCI Emerging Markets Index ................................................. 47 09/19/25 2,899 (84,500)
Nasdaq-100 E-Mini Index ..................................................... 32 09/19/25 14,652 (475,406)
S&P 500 E-Mini Index ....................................................... 28 09/19/25 8,755 (159,417)
U.S. Treasury 10-Year Note ................................................... 96 09/19/25 10,764 (178,059)
U.S. Treasury Ultra Bond ..................................................... 267 09/19/25 31,765 (1,445,462)
U.S. Treasury 5-Year Note .................................................... 120 09/30/25 13,082 (132,934)
(2,485,034)
$ (1,997,804)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 14,255,419 USD 9,231,250 Credit Agricole Corporate & Investment Bank SA 09/17/25 $ 166,223
CAD 12,259,343 USD 8,983,178 Barclays Bank plc 09/17/25 55,046
EUR 7,699,774 USD 8,823,017 Barclays Bank plc 09/17/25 294,257
USD 146,817 JPY 20,879,000 Barclays Bank plc 09/17/25 542
516,068
JPY 2,647,107,968 EUR 16,249,796 Barclays Bank plc 09/17/25 (696,161)
JPY 2,647,107,817 USD 18,613,946 Barclays Bank plc 09/17/25 (68,785)
USD 129,484 EUR 113,000 Barclays Bank plc 09/17/25 (4,319)
USD 134,111 GBP 99,100 Toronto Dominion Bank 09/17/25 (1,987)
(771,252)
$ (255,184)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 2 $ 160 $ 145 $ 15
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.29% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 04/07/26 USD 30,569 $ 3,877,279 $ — $ 3,877,279
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 145 $ — $ 15 $ —
OTC Swaps ................................................................... — — 3,877,279 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 277,022 $ — $ 210,208 $ — $ 487,230
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 516,068 — — 516,068
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 15 — — — — 15
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 3,877,279 — — — 3,877,279
$ — $ 15 $ 4,154,301 $ 516,068 $ 210,208 $ — $ 4,880,592
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 728,579 $ — $ 1,756,455 $ — $ 2,485,034
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 771,252 — — 771,252
$ — $ — $ 728,579 $ 771,252 $ 1,756,455 $ — $ 3,256,286
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,020,513) $ — $ 510,641 $ — $ (509,872)
Forward foreign currency exchange contracts .... — — — 66,838 — — 66,838
Swaps .............................. — (349,540) (1,937,150) — (54,813) — (2,341,503)
$ — $ (349,540) $ (2,957,663) $ 66,838 $ 455,828 $ — $ (2,784,537)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,166,569) $ — $ (2,103,607) $ — $ (3,270,176)
Forward foreign currency exchange contracts .... — — — 543,474 — — 543,474
Swaps .............................. — 25,104 4,437,569 — — — 4,462,673
$ — $ 25,104 $ 3,271,000 $ 543,474 $ (2,103,607) $ — $ 1,735,971
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 35,455,485
Average notional value of contracts — short ................................................................................. 67,365,196
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 20,030,841
Average amounts sold — in USD ........................................................................................ 61,030,620
Credit default swaps
Average notional value — buy protection ................................................................................... 14,556,459
Average notional value — sell protection ................................................................................... 1,071
Total return swaps
Average notional value ............................................................................................... 31,202,910
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 224,156 $ 525,962
Forward f oreign currency exchange contracts ................................................................. 516,068 771,252
Swaps — centrally cleared .............................................................................. 13 —
Swaps — OTC
(a)
..................................................................................... 3,877,279 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,617,516 $ 1,297,214
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(224,169) (525,962)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,393,347 $ 771,252
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 349,845 $ (349,845) $ — $ — $ —
Credit Agricole Corporate & Investment Bank SA ........... 166,223 — — — 166,223
Merrill Lynch International & Co. ...................... 3,877,279 — — (3,442,721) 434,558
$ 4,393,347 $ (349,845) $ — $ (3,442,721) $ 600,781

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Barclays Bank plc ................................ $ 769,265 $ (349,845) $ — $ — $ 419,420
Toronto Dominion Bank ............................ 1,987 — — — 1,987
$ 771,252 $ (349,845) $ — $ — $ 421,407
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 663,054 $ — $ 663,054
Common Stocks
Aerospace & Defense .................................... 2,160,430 2,617,277 — 4,777,707
Air Freight & Logistics .................................... 2,372,798 163,273 — 2,536,071
Automobile Components .................................. 1,737,779 73,458 — 1,811,237
Automobiles .......................................... 2,477,748 780,847 — 3,258,595
Banks ............................................... 10,678,927 11,878,370 — 22,557,297
Beverages ........................................... 1,317,365 502,064 — 1,819,429
Biotechnology ......................................... 3,187,603 671,133 — 3,858,736
Broadline Retail ........................................ 7,656,944 1,543,894 — 9,200,838
Building Products ....................................... 286,504 129,415 — 415,919
Capital Markets ........................................ 10,490,997 1,027,863 — 11,518,860
Chemicals ............................................ 807,418 2,393,957 — 3,201,375
Commercial Services & Supplies ............................. 336,527 — — 336,527
Communications Equipment ................................ 1,497,928 1,340,472 — 2,838,400
Construction & Engineering ................................ 2,963,612 1,753,509 — 4,717,121
Construction Materials .................................... — 27,735 — 27,735
Consumer Finance ...................................... 2,974,201 — — 2,974,201
Consumer Staples Distribution & Retail ........................ 4,379,498 1,504,630 — 5,884,128
Containers & Packaging .................................. 398,121 — — 398,121
Diversified REITs ....................................... — 18,975 — 18,975
Diversified Telecommunication Services ........................ 2,524,847 2,450,527 — 4,975,374
Electric Utilities ........................................ 1,490,937 1,419,093 — 2,910,030
Electrical Equipment ..................................... 2,181,398 4,729,684 — 6,911,082
Electronic Equipment, Instruments & Components ................. 88,240 1,655,493 — 1,743,733
Energy Equipment & Services .............................. 754,638 — — 754,638
Entertainment ......................................... 1,126,877 79,431 — 1,206,308
Financial Services ...................................... 3,538,658 929,813 — 4,468,471
Food Products ......................................... 1,382,083 1,616,747 — 2,998,830
Gas Utilities ........................................... — 91,519 — 91,519
Ground Transportation ................................... 1,624,306 — — 1,624,306
Health Care Equipment & Supplies ........................... 2,766,300 — — 2,766,300
Health Care Providers & Services ............................ 3,384,071 418,639 — 3,802,710
Health Care REITs ...................................... 137,036 — — 137,036
Health Care Technology .................................. 364,871 24,889 — 389,760
Hotels, Restaurants & Leisure .............................. 3,818,768 1,083,859 — 4,902,627
Household Durables ..................................... 770,962 1,939,160 — 2,710,122
Household Products ..................................... 1,155,446 — — 1,155,446

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 60,124 $ — $ — $ 60,124
Industrial Conglomerates .................................. 2,043,289 824,912 — 2,868,201
Insurance ............................................ 6,242,875 5,244,391 — 11,487,266
Interactive Media & Services ............................... 10,831,397 4,020,158 — 14,851,555
IT Services ........................................... 1,448,768 1,408,186 — 2,856,954
Life Sciences Tools & Services .............................. 651,271 — — 651,271
Machinery ............................................ 73,357 1,527,419 — 1,600,776
Marine Transportation .................................... — 505,844 — 505,844
Media ............................................... 1,183,389 728,695 — 1,912,084
Metals & Mining ........................................ 3,258,901 600,762 — 3,859,663
Multi-Utilities .......................................... 352,530 1,806,492 — 2,159,022
Oil, Gas & Consumable Fuels ............................... 3,533,208 3,542,574 — 7,075,782
Passenger Airlines ...................................... 1,169,662 273,594 — 1,443,256
Personal Care Products .................................. 36,546 — — 36,546
Pharmaceuticals ....................................... 6,726,036 5,867,569 — 12,593,605
Professional Services .................................... 2,100,367 2,758,231 — 4,858,598
Real Estate Management & Development ....................... 783,246 1,004,873 — 1,788,119
Retail REITs .......................................... 1,574,368 61,787 — 1,636,155
Semiconductors & Semiconductor Equipment .................... 19,034,407 7,005,813 — 26,040,220
Software ............................................. 23,163,227 2,358,132 — 25,521,359
Specialized REITs ...................................... 1,164,217 — — 1,164,217
Specialty Retail ........................................ 3,346,823 366,944 — 3,713,767
Technology Hardware, Storage & Peripherals .................... 11,980,256 1,721,397 — 13,701,653
Textiles, Apparel & Luxury Goods ............................ 111,343 309,115 — 420,458
Tobacco ............................................. 271,738 — — 271,738
Trading Companies & Distributors ............................ 40,445 172,905 — 213,350
Water Utilities ......................................... 46,943 322,101 — 369,044
Wireless Telecommunication Services ......................... 58,449 817,557 — 876,006
Corporate Bonds
Aerospace & Defense .................................... — 184,985 — 184,985
Automobile Components .................................. — 211,852 — 211,852
Automobiles .......................................... — 325,683 — 325,683
Banks ............................................... — 14,698,400 1,300 14,699,700
Beverages ........................................... — 3,106,081 — 3,106,081
Biotechnology ......................................... — 1,544,159 — 1,544,159
Broadline Retail ........................................ — 375,873 — 375,873
Building Products ....................................... — 1,999,516 — 1,999,516
Capital Markets ........................................ — 7,379,901 — 7,379,901
Chemicals ............................................ — 195,479 — 195,479
Commercial Services & Supplies ............................. — 551,688 — 551,688
Communications Equipment ................................ — 1,520,641 — 1,520,641
Construction & Engineering ................................ — 1,196,369 — 1,196,369
Construction Materials .................................... — 150,697 — 150,697
Consumer Finance ...................................... — 4,331,765 — 4,331,765
Consumer Staples Distribution & Retail ........................ — 703,270 — 703,270
Diversified Consumer Services .............................. — 11,902 — 11,902
Diversified REITs ....................................... — 88,140 — 88,140
Diversified Telecommunication Services ........................ — 935,175 — 935,175
Electric Utilities ........................................ — 2,915,654 — 2,915,654
Electronic Equipment, Instruments & Components ................. — 892,428 — 892,428
Energy Equipment & Services .............................. — 143,876 — 143,876
Entertainment ......................................... — 156,143 — 156,143
Financial Services ...................................... — 2,731,196 — 2,731,196
Food Products ......................................... — 1,240,290 — 1,240,290
Gas Utilities ........................................... — 406,827 — 406,827
Ground Transportation ................................... — 700,847 — 700,847
Health Care Equipment & Supplies ........................... — 160,825 — 160,825
Health Care Providers & Services ............................ — 7,139,254 — 7,139,254
Health Care REITs ...................................... — 359,160 — 359,160
Health Care Technology .................................. — 1,438,255 — 1,438,255
Hotels, Restaurants & Leisure .............................. — 887,776 — 887,776
Household Durables ..................................... — 1,421,070 — 1,421,070
Industrial Conglomerates .................................. — 1,076,144 — 1,076,144
Insurance ............................................ — 2,472,081 — 2,472,081
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Balanced Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 528,323 $ — $ 528,323
IT Services ........................................... — 2,135,521 — 2,135,521
Leisure Products ....................................... — 51,018 — 51,018
Machinery ............................................ — 250,827 — 250,827
Media ............................................... — 592,901 — 592,901
Metals & Mining ........................................ — 942,405 — 942,405
Mortgage Real Estate Investment Trusts (REITs) .................. — 124,280 — 124,280
Office REITs .......................................... — 85,426 — 85,426
Oil, Gas & Consumable Fuels ............................... — 5,779,570 — 5,779,570
Passenger Airlines ...................................... — 254,172 — 254,172
Pharmaceuticals ....................................... — 2,068,322 — 2,068,322
Professional Services .................................... — 1,650,067 — 1,650,067
Real Estate Management & Development ....................... — 893,821 — 893,821
Semiconductors & Semiconductor Equipment .................... — 5,080,738 — 5,080,738
Software ............................................. — 5,167,872 — 5,167,872
Specialized REITs ...................................... — 716,281 — 716,281
Specialty Retail ........................................ — 1,567,821 — 1,567,821
Technology Hardware, Storage & Peripherals .................... — 216,788 — 216,788
Textiles, Apparel & Luxury Goods ............................ — 421,910 — 421,910
Trading Companies & Distributors ............................ — 168,536 — 168,536
Wireless Telecommunication Services ......................... — 232,157 — 232,157
Foreign Government Obligations .............................. — 601,880 — 601,880
Non-Agency Mortgage-Backed Securities ........................ — 591,671 — 591,671
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 47,211 111,460 — 158,671
Chemicals ............................................ 81,031 — — 81,031
Electric Utilities ........................................ 8,516 — — 8,516
Metals & Mining ........................................ 112,401 — — 112,401
U.S. Government Sponsored Agency Securities .................... — 34,816,605 — 34,816,605
U.S. Treasury Obligations ................................... — 49,092,595 — 49,092,595
Short-Term Securities
Money Market Funds ...................................... 17,703,191 — — 17,703,191
U.S. Treasury Obligations ................................... — 4,035,696 — 4,035,696
Liabilities
Investments
TBA Sale Commitments .................................... — (23,955) — (23,955)
$ 202,073,370 $ 268,586,341 $ 1,300 $ 470,661,011
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 15 $ — $ 15
Equity contracts ........................................... 69,723 4,084,578 — 4,154,301
Foreign currency exchange contracts ............................ — 516,068 — 516,068
Interest rate contracts ....................................... 210,208 — — 210,208
Liabilities
Equity contracts ........................................... (728,579) — — (728,579)
Foreign currency exchange contracts ............................ — (771,252) — (771,252)
Interest rate contracts ....................................... (1,756,455) — — (1,756,455)
$ (2,205,103) $ 3,829,409 $ — $ 1,624,306
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 2,478 $ 2,051,635
TransDigm Group, Inc. ................. 3,357 5,104,789
7,156,424
Automobiles — 3.7%
Ferrari NV ......................... 8,495 4,168,836
Tesla, Inc.
(a)
......................... 17,297 5,494,565
9,663,401
Broadline Retail — 9.2%
Amazon.com, Inc.
(a)
................... 109,604 24,046,022
Building Products — 1.6%
Trane Technologies plc ................. 9,655 4,223,193
Capital Markets — 4.1%
Blue Owl Capital, Inc. , Class A
(b)
........... 114,101 2,191,880
KKR & Co., Inc. ...................... 41,381 5,504,914
S&P Global, Inc. ..................... 5,889 3,105,211
10,802,005
Chemicals — 0.8%
Sherwin-Williams Co. (The) .............. 5,724 1,965,393
Commercial Services & Supplies — 0.4%
Copart, Inc.
(a) (b)
...................... 19,866 974,825
Electrical Equipment — 1.0%
Vertiv Holdings Co. , Class A ............. 20,514 2,634,203
Entertainment — 6.1%
(a)
Netflix, Inc. ......................... 7,645 10,237,649
Spotify Technology SA ................. 7,575 5,812,600
16,050,249
Financial Services — 4.2%
Visa, Inc. , Class A .................... 30,736 10,912,817
Health Care Equipment & Supplies — 3.2%
(a)
Boston Scientific Corp. ................. 32,004 3,437,550
Intuitive Surgical, Inc. .................. 9,155 4,974,918
8,412,468
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc. ........... 11,109 2,958,771
Interactive Media & Services — 7.2%
Meta Platforms, Inc. , Class A
(b)
............ 25,601 18,895,842
IT Services — 0.4%
Shopify, Inc. , Class A
(a)
................. 9,221 1,063,642
Life Sciences Tools & Services — 1.3%
Danaher Corp. ...................... 16,524 3,264,151
Media — 1.3%
Charter Communications, Inc. , Class A
(a)
..... 8,038 3,286,015
Pharmaceuticals — 3.0%
Eli Lilly & Co. ....................... 10,013 7,805,434
Real Estate Management & Development — 0.3%
CoStar Group, Inc.
(a)
................... 8,553 687,661
Semiconductors & Semiconductor Equipment — 22.1%
ASM International NV .................. 3,663 2,349,733
ASML Holding NV (Registered), NYRS , ADR
(b)
. 2,328 1,865,636
Broadcom, Inc. ...................... 59,365 16,363,962
NVIDIA Corp. ....................... 203,838 32,204,366
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 22,407 $ 5,074,961
57,858,658
Software — 18.9%
AppLovin Corp. , Class A
(a)
............... 15,605 5,462,998
Cadence Design Systems, Inc.
(a)
.......... 18,051 5,562,416
Fair Isaac Corp.
(a)
..................... 1,649 3,014,306
Intuit, Inc. .......................... 11,636 9,164,863
Microsoft Corp. ...................... 53,042 26,383,621
49,588,204
Specialty Retail — 1.0%
Carvana Co. , Class A
(a)
................. 8,116 2,734,767
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. ......................... 71,703 14,711,305
Total Common Stocks — 99 .2%
(Cost: $ 138,606,514 ) .............................. 259,695,450
Preferred Securities
Preferred Stocks — 0.9%
Interactive Media & Services — 0.9%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (c) (d)
................ 10,263 2,381,427
Total Preferred Securities — 0 .9%
(Cost: $ 1,124,560 ) ............................... 2,381,427
Total Long-Term Investments — 100.1%
(Cost: $ 139,731,074 ) .............................. 262,076,877
Short-Term Securities
Money Market Funds — 8.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 21,373,855 21,382,405
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 440,772 440,772
Total Short-Term Securities — 8 .3%
(Cost: $ 21,823,177 ) ............................... 21,823,177
Total Investments — 108 .4%
(Cost: $ 161,554,251 ) .............................. 283,900,054
Liabilities in Excess of Other Assets — (8.4) % ............. (21,884,581)
Net Assets — 100.0% ...............................
$ 262,015,473
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,381,427, representing 0.91% of its net assets as of period end, and an original cost of $1,124,560.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Capital Appreciation Portfolio
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 21,382,093
(a)
$ — $ 312 $ — $ 21,382,405 21,373,855 $ 3,132
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 337,890 102,882
(a)
— — — 440,772 440,772 10,044 —
$ 312 $ — $ 21,823,177 $ 13,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,156,424 $ — $ — $ 7,156,424
Automobiles .......................................... 9,663,401 — — 9,663,401
Broadline Retail ........................................ 24,046,022 — — 24,046,022
Building Products ....................................... 4,223,193 — — 4,223,193
Capital Markets ........................................ 10,802,005 — — 10,802,005
Chemicals ............................................ 1,965,393 — — 1,965,393
Commercial Services & Supplies ............................. 974,825 — — 974,825
Electrical Equipment ..................................... 2,634,203 — — 2,634,203
Entertainment ......................................... 16,050,249 — — 16,050,249
Financial Services ...................................... 10,912,817 — — 10,912,817
Health Care Equipment & Supplies ........................... 8,412,468 — — 8,412,468
Hotels, Restaurants & Leisure .............................. 2,958,771 — — 2,958,771
Interactive Media & Services ............................... 18,895,842 — — 18,895,842
IT Services ........................................... 1,063,642 — — 1,063,642
Life Sciences Tools & Services .............................. 3,264,151 — — 3,264,151
Media ............................................... 3,286,015 — — 3,286,015
Pharmaceuticals ....................................... 7,805,434 — — 7,805,434
Real Estate Management & Development ....................... 687,661 — — 687,661
Semiconductors & Semiconductor Equipment .................... 55,508,925 2,349,733 — 57,858,658
Software ............................................. 49,588,204 — — 49,588,204
Specialty Retail ........................................ 2,734,767 — — 2,734,767
Technology Hardware, Storage & Peripherals .................... 14,711,305 — — 14,711,305
Preferred Securities ....................................... — — 2,381,427 2,381,427
Short-Term Securities
Money Market Funds ...................................... 21,823,177 — — 21,823,177
$ 279,168,894 $ 2,349,733 $ 2,381,427 $ 283,900,054

Consolidated Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 12/17/29 . USD 100 $ 99,918
CIFC Funding Ltd., Series 2025-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ................. 250 249,634
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.97%,
10/20/37 ................. 250 250,488
600,040
Ireland — 1.1%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.89%,
02/15/37 ................. EUR 100 119,825
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.34%, 11/15/37 . 100 117,609
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.59%, 04/25/39 . 100 118,510
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 0.00%, 07/25/39 . 100 117,795
Arini European CLO, Series 5X, Class
D, (3-mo. EURIBOR at 2.80% Floor
+ 2.80%), 5.17%, 01/15/39 ..... 100 117,352
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.41%, 10/25/37 . 100 118,390
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.41%, 10/15/37 . 100 117,701
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.94%, 08/15/33 ....... 100 117,338
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.29%, 05/15/34 ....... 100 117,904
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.39%, 08/15/38 . 100 118,008
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 10/15/38 . 100 117,569
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.21%, 10/25/27 ............ 100 117,371
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 04/20/37 . 110 130,051
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 04/16/39 ............ 100 118,066
Security
Par (000)
Par (000) Value
Ireland (continued)
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38 . EUR 100 $ 118,649
1,782,138
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 25 35,918
United States — 1.1%
(a)
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(b)
.. USD 139 121,793
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 93 93,607
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(b)
........... 100 99,780
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 96 97,540
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 19 14,833
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59 ................. 58 58,846
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 50 49,479
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 112 113,125
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 100 88,441
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 89,086
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 85,857
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.40%, 03/15/57
(b)
... 145 143,769
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29 ................. 4 3,781
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
200 191,500
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.18%, 10/15/41
(b)
..... 94 98,511
SMB Private Education Loan Trust
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 100,840
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.40%, 07/15/53
(b)
... 124 124,401
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31 ... 54 54,352

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... USD 45 $ 45,871
1,675,412
Total Asset-Backed Securities — 2.6%
(Cost: $4,015,761) .............................. 4,093,508
Shares
Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd. ............... 4,438 106,768
Fortescue Ltd. ................ 1,096 11,017
IREN Ltd.
(e)(f)
................. 1,402 20,427
Macquarie Group Ltd. ........... 287 43,166
Quintis HoldCo Pty. Ltd.
(d)(e)(g)
...... 218,994 1
Santos Ltd. .................. 6,921 34,895
Steadfast Group Ltd. ........... 1,615 6,397
Telix Pharmaceuticals Ltd.
(e)
....... 1,765 28,351
Transurban Group
(h)
............ 8,471 77,941
Woolworths Group Ltd. .......... 3,084 63,172
392,135
Austria — 0.0%
Raiffeisen Bank International AG ... 135 4,130
Belgium — 0.0%
Elia Group SA/NV ............. 204 23,561
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 29,399 78,677
Banco do Brasil SA ............ 15,293 62,404
Eneva SA
(e)
.................. 2,729 6,912
Lojas Renner SA .............. 14,866 53,711
MercadoLibre, Inc.
(e)
............ 53 138,522
Rede D'Or Sao Luiz SA
(a)(c)(e)
...... 480 3,127
Seguridade Participacoes SA ...... 6,626 43,746
XP, Inc. , Class A
(f)
............. 231 4,666
391,765
Cambodia — 0.0%
NagaCorp Ltd.
(e)
.............. 8,000 3,633
Canada — 1.2%
Agnico Eagle Mines Ltd. ......... 345 41,104
Algoma Steel Group, Inc. ........ 4,547 31,329
Alimentation Couche-Tard, Inc. ..... 2,126 105,679
Barrick Mining Corp. ............ 5,664 117,918
Cameco Corp. ................ 7,120 528,518
Canadian National Railway Co. .... 1,069 111,386
Canadian Natural Resources Ltd.
(f)
.. 2,479 77,915
Cenovus Energy, Inc. ........... 4,272 58,131
Constellation Software, Inc. ....... 21 77,002
Power Corp. of Canada
(f)
......... 184 7,187
Shopify, Inc. , Class A
(e)
.......... 379 43,713
Suncor Energy, Inc. ............ 7,791 291,844
TC Energy Corp.
(f)
............. 2,500 122,049
Teck Resources Ltd. , Class B ..... 720 29,117
Thomson Reuters Corp. ......... 629 126,488
1,769,380
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(e)(i)
.... 38 10,446
Security
Shares
Shares Value
China — 1.6%
Airtac International Group ........ 1,000 $ 29,773
Alibaba Group Holding Ltd. ....... 43 609
Alibaba Group Holding Ltd. , ADR ... 955 108,306
BYD Co. Ltd. , Class H .......... 38,000 591,661
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 6,535 230,607
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 1,150 50,462
Geely Automobile Holdings Ltd. .... 12,000 24,495
Great Wall Motor Co. Ltd. , Class A
(e)
. 25,157 75,536
Haidilao International Holding Ltd.
(a)(c)
7,000 13,346
Hygon Information Technology Co. Ltd. ,
Class A .................. 1,511 29,866
JD.com, Inc. , Class A ........... 4,800 78,395
NetEase, Inc. ................ 4,700 126,662
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 2,853 14,635
NXP Semiconductors NV ........ 1,029 224,826
PDD Holdings, Inc. , ADR
(e)
....... 25 2,617
Prosus NV , Class N ............ 3,607 202,376
Shenzhou International Group Holdings
Ltd. ..................... 2,800 20,015
Sungrow Power Supply Co. Ltd. , Class
A ...................... 1,000 9,473
Tencent Holdings Ltd. ........... 8,108 522,444
Weichai Power Co. Ltd. , Class H ... 18,000 36,648
Xiaomi Corp. , Class B
(a)(c)(e)
....... 5,000 38,489
Yum China Holdings, Inc.
(f)
....... 1,630 72,877
2,504,118
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 136 6,282
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 6,291
Moneta Money Bank A/S
(a)(c)
...... 810 5,587
11,878
Denmark — 0.6%
Carlsberg A/S , Class B .......... 106 15,018
Coloplast A/S , Class B .......... 333 31,703
DSV A/S .................... 1,521 364,819
Genmab A/S
(e)
................ 114 23,674
Novo Nordisk A/S , Class B ....... 4,799 332,542
Vestas Wind Systems A/S ........ 5,053 75,901
843,657
Finland — 0.1%
Elisa OYJ ................... 513 28,513
Kone OYJ , Class B ............ 631 41,571
Sampo OYJ , Class A ........... 2,435 26,207
96,291
France — 1.9%
Accor SA ................... 4,858 254,600
Airbus SE ................... 556 116,316
AXA SA .................... 775 38,056
Bouygues SA ................ 963 43,551
Carrefour SA ................. 2,312 32,614
Cie de Saint-Gobain SA ......... 4,057 476,597
Dassault Systemes SE .......... 2,236 81,036
Edenred SE ................. 558 17,332
Eiffage SA .................. 456 64,074
Engie SA ................... 881 20,706
EssilorLuxottica SA ............ 2,047 562,091
Hermes International SCA ........ 249 675,006
L'Oreal SA .................. 57 24,416
LVMH Moet Hennessy Louis Vuitton SE 567 296,756

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Orange SA .................. 4,392 $ 66,882
Safran SA ................... 154 50,223
Sodexo SA .................. 494 30,404
Vivendi SE .................. 6,908 23,830
2,874,490
Georgia — 0.0%
Lion Finance Group plc .......... 114 11,104
Germany — 0.6%
Allianz SE (Registered) .......... 359 145,694
Evonik Industries AG ........... 1,653 34,149
Merck KGaA ................. 404 52,382
Northern Data AG
(e)
............ 384 10,892
RWE AG ................... 1,636 68,365
SAP SE .................... 1,490 455,611
Siemens Energy AG
(e)
........... 922 107,764
Symrise AG ................. 431 45,197
Vonovia SE .................. 1,157 41,020
961,074
Greece — 0.0%
Athens International Airport SA ..... 888 10,343
Hellenic Telecommunications
Organization SA ............ 315 5,989
National Bank of Greece SA ...... 503 6,413
OPAP SA , Class R ............. 278 6,304
29,049
Hong Kong — 0.1%
AIA Group Ltd. ............... 8,800 79,714
Prudential plc ................ 5,063 63,370
Techtronic Industries Co. Ltd. ...... 5,000 55,170
198,254
Hungary — 0.0%
OTP Bank Nyrt. ............... 253 20,222
India — 0.1%
Axis Bank Ltd. ................ 202 2,825
Bajaj Finance Ltd. ............. 210 2,293
Eicher Motors Ltd. ............. 92 6,070
GAIL India Ltd. ............... 1,872 4,168
Hindustan Aeronautics Ltd.
(c)
...... 327 18,575
Hindustan Petroleum Corp. Ltd. .... 594 3,035
ICICI Bank Ltd. ............... 190 3,211
Infosys Ltd. .................. 1,426 26,642
Tata Consultancy Services Ltd. .... 1,551 62,630
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(e)(i)
.... 45 —
129,449
Indonesia — 0.0%
Astra International Tbk. PT ....... 32,700 9,068
Bank Mandiri Persero Tbk . PT ..... 55,500 16,672
Bank Syariah Indonesia Tbk. PT .... 23,892 3,799
Ciputra Development Tbk. PT ..... 156,900 9,250
Mitra Adiperkasa Tbk. PT ........ 61,700 4,481
Telkom Indonesia Persero Tbk . PT .. 16,800 2,874
46,144
Ireland — 0.1%
Accenture plc , Class A .......... 371 110,888
Kingspan Group plc ............ 612 52,148
163,036
Security
Shares
Shares Value
Israel — 0.0%
(e)
Deep Instinct Ltd.
(d)
............ 2,674 $ 160
Etoro Group Ltd. , Class A ........ 563 37,491
37,651
Italy — 1.2%
Banca Monte dei Paschi di Siena SpA 1,911 16,208
BPER Banca SpA ............. 5,467 49,620
Ferrari NV .................. 324 158,731
FinecoBank Banca Fineco SpA .... 676 14,996
Intesa Sanpaolo SpA ........... 131,541 757,730
Leonardo SpA ................ 506 28,552
Prysmian SpA ................ 1,010 71,507
UniCredit SpA ................ 11,737 787,358
Wizz Air Holdings plc
(a)(c)(e)
........ 446 6,697
1,891,399
Japan — 1.7%
Asahi Intecc Co. Ltd. ........... 1,700 26,894
Asahi Kasei Corp. ............. 2,600 18,509
Canon, Inc.
(f)
................. 1,900 55,107
Dai-ichi Life Holdings, Inc. ........ 10,700 81,348
Daiichi Sankyo Co. Ltd. .......... 3,749 86,857
Daikin Industries Ltd. ........... 739 86,747
Daiwa Securities Group, Inc. ...... 2,100 14,914
Ebara Corp.
(f)
................ 1,600 30,684
ENEOS Holdings, Inc. .......... 12,500 61,960
FANUC Corp. ................ 676 18,352
Fast Retailing Co. Ltd. .......... 100 34,286
FUJIFILM Holdings Corp. ........ 2,843 61,567
GMO Payment Gateway, Inc. ...... 500 32,339
Hoya Corp. .................. 300 35,629
Idemitsu Kosan Co. Ltd. ......... 4,200 25,470
Isetan Mitsukoshi Holdings Ltd. .... 1,600 24,362
J Front Retailing Co. Ltd. ......... 200 2,718
Japan Exchange Group, Inc. ...... 4,300 43,559
Japan Post Bank Co. Ltd. ........ 13,100 141,225
Japan Post Holdings Co. Ltd. ...... 4,400 40,754
Japan Tobacco, Inc. ............ 2,000 58,919
Kakaku.com, Inc. .............. 1,300 24,107
Kansai Paint Co. Ltd. ........... 1,272 17,440
Kawasaki Kisen Kaisha Ltd. ....... 2,200 31,157
Keyence Corp. ............... 200 79,966
Komatsu Ltd. ................ 1,500 49,490
Kuraray Co. Ltd.
(f)
............. 2,100 26,704
LY Corp. .................... 14,100 51,925
Mazda Motor Corp. ............ 4,100 24,662
MISUMI Group, Inc. ............ 1,700 22,710
Mitsubishi Corp. ............... 700 13,987
Mitsubishi Electric Corp. ......... 1,600 34,414
Mitsubishi UFJ Financial Group, Inc. . 9,806 133,691
MS&AD Insurance Group Holdings, Inc. 1,200 26,827
Murata Manufacturing Co. Ltd. ..... 7,600 112,333
Nexon Co. Ltd. ............... 3,500 70,496
Nidec Corp. ................. 2,700 52,469
Nikon Corp. ................. 1,600 16,404
Nippon Paint Holdings Co. Ltd. ..... 4,854 39,037
Nippon Yusen KK .............. 1,600 57,560
Nissan Chemical Corp. .......... 1,000 30,498
Nomura Holdings, Inc. .......... 4,000 26,359
Obayashi Corp. ............... 2,000 30,304
Olympus Corp. ............... 4,200 49,889
Rakus Co. Ltd. ............... 1,373 22,008
Rakuten Group, Inc.
(e)
........... 4,300 23,694
Rohto Pharmaceutical Co. Ltd. ..... 1,300 18,424
Santen Pharmaceutical Co. Ltd. .... 1,763 20,231
Shimizu Corp. ................ 4,400 49,147

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Socionext, Inc. ............... 2,000 $ 38,317
SoftBank Group Corp. .......... 300 21,812
Sojitz Corp. .................. 100 2,457
Sumitomo Mitsui Financial Group, Inc. 4,000 100,724
Suzuki Motor Corp. ............ 5,300 63,898
Tokio Marine Holdings, Inc. ....... 1,000 42,381
Tokyo Electron Ltd. ............ 100 19,151
TOTO Ltd. .................. 1,400 35,253
Toyota Tsusho Corp. ............ 1,800 40,772
Trend Micro, Inc. .............. 700 48,416
Unicharm Corp. ............... 4,500 32,494
Yamaha Motor Co. Ltd.
(f)
......... 5,076 37,984
Yaskawa Electric Corp. .......... 400 9,045
2,630,837
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 246 6,045
Kaspi.KZ JSC , ADR ............ 147 12,479
18,524
Macau — 0.0%
Wynn Macau Ltd. .............. 40,737 28,194
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 3,387
Frontken Corp. Bhd. ............ 8,600 8,100
11,487
Mexico — 0.1%
Cemex SAB de CV ............ 26,339 18,177
Fomento Economico Mexicano SAB de
CV ..................... 292 3,006
Fresnillo plc ................. 2,452 48,738
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 254 8,109
Grupo Financiero Banorte SAB de CV ,
Class O .................. 8,899 81,343
Grupo Mexico SAB de CV, Series B . 515 3,120
162,493
Netherlands — 1.4%
Argenx SE
(e)
................. 102 56,465
Argenx SE , ADR
(e)
............. 58 31,971
ASML Holding NV ............. 1,246 998,466
ING Groep NV ................ 5,161 113,117
Koninklijke KPN NV ............ 14,867 72,524
Koninklijke Vopak NV ........... 266 13,212
Shell plc .................... 25,344 890,068
Universal Music Group NV ....... 587 19,043
2,194,866
New Zealand — 0.0%
Xero Ltd.
(e)
.................. 22 2,603
Norway — 0.1%
DNB Bank ASA ............... 853 23,589
Kongsberg Gruppen ASA ........ 1,706 66,154
Telenor ASA ................. 2,215 34,493
124,236
Peru — 0.0%
Credicorp Ltd. ................ 265 59,233
Philippines — 0.0%
Ayala Land, Inc. ............... 11,400 5,470
Bloomberry Resorts Corp. ........ 25,600 2,325
DigiPlus Interactive Corp. ........ 4,900 4,525
Security
Shares
Shares Value
Philippines (continued)
International Container Terminal
Services, Inc. .............. 590 $ 4,301
Metropolitan Bank & Trust Co. ..... 3,510 4,518
21,139
Poland — 0.1%
LPP SA .................... 4 16,302
Powszechny Zaklad Ubezpieczen SA 3,736 65,332
81,634
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 354 8,963
Republic of Turkiye — 0.0%
Akbank TAS ................. 5,063 8,677
Eldorado Gold Corp.
(e)
.......... 683 13,892
Turkiye Is Bankasi A/S , Class C .... 33,917 11,383
33,952
Romania — 0.0%
Banca Transilvania SA .......... 966 6,958
Saudi Arabia — 0.0%
Al Rajhi Bank ................ 894 22,549
Elm Co. .................... 22 5,874
Etihad Etisalat Co. ............. 897 14,183
Saudi Basic Industries Corp. ...... 256 3,730
Saudi National Bank (The) ........ 359 3,457
Yanbu National Petrochemical Co. .. 655 5,277
55,070
Singapore — 0.1%
Sea Ltd. , ADR, Class A
(e)
......... 261 41,744
STMicroelectronics NV .......... 2,271 69,634
UOL Group Ltd. ............... 1,610 7,833
119,211
South Africa — 0.1%
FirstRand Ltd. ................ 11,267 48,165
Harmony Gold Mining Co. Ltd. ..... 3,642 50,675
Kumba Iron Ore Ltd. ............ 510 8,211
Mr Price Group Ltd. ............ 1,705 21,375
Valterra Platinum Ltd. ........... 797 35,488
163,914
South Korea — 0.3%
GS Engineering & Construction Corp. 711 10,907
HD Hyundai Mipo ............. 218 33,958
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 73 19,713
KB Financial Group, Inc. ......... 537 44,129
Kia Corp. ................... 562 40,214
Krafton, Inc.
(e)
................ 159 42,690
KT&G Corp. ................. 391 36,905
Misto Holdings Corp. ........... 164 4,333
NAVER Corp. ................ 645 125,249
Samsung Electronics Co. Ltd. ..... 1,699 75,132
SK Hynix, Inc. ................ 332 71,540
504,770
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 12,786 196,883
Banco de Sabadell SA .......... 20,763 66,100
Bankinter SA ................. 4,923 64,267
CaixaBank SA ................ 15,124 131,047
Cellnex Telecom SA
(a)(c)
.......... 9,063 352,897
Industria de Diseno Textil SA ...... 955 49,819

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Repsol SA .................. 3,239 $ 47,375
908,388
Sweden — 0.2%
Atlas Copco AB , Class A ......... 2,987 48,288
Boliden AB
(e)
................. 914 28,562
Evolution AB
(a)(c)
............... 954 75,769
Investor AB , Class B ............ 1,951 57,815
SSAB AB , Class A ............. 1,697 10,213
SSAB AB , Class B ............. 3,437 20,344
Volvo AB , Class B ............. 1,797 50,563
291,554
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 396 23,732
Alcon AG ................... 611 54,185
Belimo Holding AG (Registered) .... 46 46,888
Galderma Group AG ............ 822 119,482
Geberit AG (Registered) ......... 158 124,432
Kuehne + Nagel International AG
(Registered) ............... 400 86,617
Logitech International SA (Registered) 929 84,246
Partners Group Holding AG ....... 122 159,616
SGS SA (Registered) ........... 452 45,894
Straumann Holding AG (Registered) . 64 8,377
TE Connectivity plc ............ 239 40,312
Zurich Insurance Group AG ....... 99 69,273
863,054
Taiwan — 1.0%
Genius Electronic Optical Co. Ltd. .. 2,779 39,831
Global Unichip Corp. ........... 1,000 44,729
International Games System Co. Ltd. 1,000 29,356
MediaTek, Inc. ................ 1,940 83,126
Realtek Semiconductor Corp. ..... 3,796 73,722
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 33,000 1,206,788
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 218 49,375
1,526,927
Thailand — 0.0%
CP ALL PCL ................. 9,100 12,325
True Corp. PCL , NVDR
(e)
......... 16,800 5,746
18,071
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 3.1%
Admiral Group plc ............. 1,285 57,705
AstraZeneca plc .............. 491 68,332
BAE Systems plc .............. 44,061 1,143,510
BP plc ..................... 5,552 27,662
British American Tobacco plc ...... 1,767 84,014
Bunzl plc ................... 985 31,389
Compass Group plc ............ 20,518 694,986
Flutter Entertainment plc
(e)
........ 907 259,184
Genius Sports Ltd.
(e)
............ 5,166 53,726
Imperial Brands plc ............ 1,006 39,747
J Sainsbury plc ............... 15,679 62,400
Lloyds Banking Group plc ........ 34,456 36,231
Marks & Spencer Group plc ....... 8,606 41,886
National Grid plc .............. 60,918 894,195
NatWest Group plc ............. 10,201 71,641
RELX plc ................... 18,211 986,994
Security
Shares
Shares Value
United Kingdom (continued)
Rolls-Royce Holdings plc ........ 18,175 $ 240,867
4,794,469
United States — 42.8%
AbbVie, Inc. ................. 486 90,211
Adobe, Inc.
(e)
................. 599 231,741
Advanced Micro Devices, Inc.
(e)
.... 139 19,724
Agilent Technologies, Inc. ........ 71 8,379
Air Products & Chemicals, Inc. ..... 940 265,136
Airbnb, Inc. , Class A
(e)
........... 282 37,320
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(e)(i)
........ 1 —
Alphabet, Inc. , Class C .......... 10,285 1,824,456
Altria Group, Inc. .............. 1,688 98,967
Amazon.com, Inc.
(e)(j)
........... 12,885 2,826,840
AMC Networks, Inc. , Class A
(e)
..... 748 4,690
Amcor plc ................... 6,794 62,437
Amentum Holdings, Inc.
(e)
........ 2,296 54,209
Amgen, Inc. ................. 206 57,517
Amphenol Corp. , Class A ........ 1,327 131,041
Amrize Ltd.
(e)
................. 563 28,084
Analog Devices, Inc. ............ 78 18,566
ANSYS, Inc.
(e)
................ 215 75,512
Apollo Global Management, Inc. .... 3,223 457,247
Apple, Inc. .................. 11,605 2,380,998
Applied Materials, Inc. .......... 542 99,224
Arista Networks, Inc.
(e)
.......... 890 91,056
AT&T, Inc. ................... 5,409 156,536
Automatic Data Processing, Inc. .... 175 53,970
Avaya, Inc.
(e)
................. 10 73
Ball Corp. ................... 587 32,925
Bank of America Corp. .......... 19,460 920,847
Berkshire Hathaway, Inc. , Class B
(e)
. 17 8,258
Best Buy Co., Inc. ............. 794 53,301
Boeing Co. (The)
(e)
............. 4,500 942,885
Booking Holdings, Inc. .......... 22 127,363
Boston Scientific Corp.
(e)(j)
........ 8,748 939,623
Broadcom, Inc. ............... 5,784 1,594,360
Cadence Design Systems, Inc.
(e)
... 767 236,351
Caesars Entertainment, Inc.
(e)
..... 683 19,390
Capital One Financial Corp. ....... 6,207 1,320,601
CarMax, Inc.
(e)
................ 1,931 129,783
Carrier Global Corp. ............ 532 38,937
CF Industries Holdings, Inc. ....... 1,144 105,248
Charter Communications, Inc. , Class
A
(e)
..................... 143 58,460
Cheniere Energy, Inc. ........... 268 65,263
Chevron Corp.
(f)
............... 2,256 323,037
Cintas Corp. ................. 301 67,084
Cisco Systems, Inc. ............ 8,181 567,598
Citigroup, Inc. ................ 11,323 963,814
Clorox Co. (The) .............. 121 14,528
Comerica, Inc. ................ 100 5,965
CommScope Holding Co., Inc.
(e)
.... 2,606 21,578
Confluent, Inc. , Class A
(e)
........ 13,603 339,123
CoreWeave, Inc. , Class A , (Acquired
03/27/25, cost $44,173)
(e)(i)
..... 940 153,276
Costco Wholesale Corp. ......... 1,307 1,293,852
CRH plc .................... 5,207 478,003
Crowdstrike Holdings, Inc. , Class A
(e)
. 271 138,023
Crown PropTech Acquisitions
(d)(e)
... 1,992 1,947
Crown PropTech Acquisitions , Class A
(e)
845 9,616
CSL Ltd. .................... 220 34,751
CyberArk Software Ltd.
(e)
......... 1,237 503,311
Danaher Corp. ............... 1,275 251,863

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(e)(i)(k)
.................. —
(l)
$ 176,408
DaVita, Inc.
(e)
................. 415 59,117
Delta Air Lines, Inc. ............ 4,222 207,638
Dexcom, Inc.
(e)
............... 950 82,925
DF Residential III LP
(d)(e)
......... 32,451 32,451
Digital Realty Trust, Inc. ......... 105 18,305
DoorDash, Inc. , Class A
(e)
........ 177 43,632
DR Horton, Inc. ............... 1,799 231,927
DraftKings, Inc. , Class A
(e)
........ 2,348 100,706
Duke Energy Corp. ............ 1,000 118,000
DuPont de Nemours, Inc. ........ 1,192 81,759
eBay, Inc. ................... 695 51,750
Edison International ............ 928 47,885
Edwards Lifesciences Corp.
(e)
..... 887 69,372
Electronic Arts, Inc. ............ 482 76,975
Eli Lilly & Co. ................ 1,965 1,531,776
Enterprise Products Partners LP .... 1,295 40,158
EOG Resources, Inc. ........... 1,716 205,251
EPAM Systems, Inc.
(e)
........... 46 8,134
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(e)(i)
.......... 504 370,763
EQT Corp. .................. 7,119 415,180
Erie Indemnity Co. , Class A
(f)
...... 175 60,688
Estee Lauder Cos., Inc. (The) , Class A 412 33,290
Eversource Energy ............ 753 47,906
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost $62,470)
(d)
(e)(i)
...................... 107 38
Experian plc ................. 681 35,117
FactSet Research Systems, Inc. .... 63 28,179
Fair Isaac Corp.
(e)
.............. 47 85,914
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(e)(i)
...................... 4,437 270,213
Farmers Business Network, Inc.
(d)(e)
.. 2,421 3,123
Fifth Third Bancorp ............ 1,231 50,631
First Citizens BancShares, Inc. , Class A 18 35,216
First Horizon Corp. ............. 557 11,808
Fiserv, Inc.
(e)
................. 1,057 182,237
Flagstar Financial, Inc. .......... 7,471 79,193
Flowco Holdings, Inc. , Class A ..... 1,582 28,175
Fortinet, Inc.
(e)
................ 1,749 184,904
Fox Corp. , Class A ............. 3,185 178,487
Freeport-McMoRan, Inc. ......... 8,815 382,130
FreeWire Technologies, Inc.
(d)(e)
.... 1 —
Garmin Ltd. .................. 59 12,314
GE Aerospace ................ 624 160,611
GE Vernova, Inc. .............. 202 106,888
Gen Digital, Inc. ............... 1,289 37,897
General Dynamics Corp. ......... 125 36,458
General Motors Co. ............ 223 10,974
Gilead Sciences, Inc. ........... 589 65,302
Global Payments, Inc. .......... 102 8,164
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(e)(i)
.... 67,553 53,367
GSK plc .................... 4,104 78,249
Hess Corp. .................. 1,507 208,780
Hewlett Packard Enterprise Co. .... 1,930 39,468
Hilton Worldwide Holdings, Inc. .... 1,384 368,615
Holcim AG .................. 563 41,808
Home Depot, Inc. (The) ......... 2,100 769,944
Howmet Aerospace, Inc. ......... 963 179,243
HP, Inc. .................... 7,118 174,106
Security
Shares
Shares Value
United States (continued)
Humana, Inc. ................ 36 $ 8,801
Huntington Ingalls Industries, Inc.
(f)
.. 291 70,265
iHeartMedia, Inc. , Class A
(e)
....... 60 106
Intuit, Inc. ................... 832 655,308
Intuitive Surgical, Inc.
(e)
.......... 1,158 629,269
Invesco Ltd. ................. 4,469 70,476
IQVIA Holdings, Inc.
(e)
........... 170 26,790
Jabil, Inc. ................... 675 147,218
James Hardie Industries plc , CDI
(e)
.. 1,355 36,386
Johnson & Johnson ............ 1,060 161,915
JPMorgan Chase & Co. ......... 3,490 1,011,786
Lam Research Corp. ........... 1,492 145,231
Las Vegas Sands Corp.
(f)
......... 3,490 151,850
Latch, Inc.
(e)
................. 4,082 571
Lionsgate Studios Corp.
(e)
........ 5,532 32,141
Live Nation Entertainment, Inc.
(e)
... 3,118 471,691
Lockheed Martin Corp. .......... 674 312,156
Lululemon Athletica, Inc.
(e)
........ 55 13,067
Lumen Technologies, Inc.
(e)
....... 9,680 42,398
LyondellBasell Industries NV , Class A
(f)
794 45,941
Marathon Petroleum Corp. ....... 342 56,810
MarketAxess Holdings, Inc. ....... 373 83,306
Marsh & McLennan Cos., Inc. ..... 4,550 994,812
Marvell Technology, Inc. ......... 1,750 135,450
Masimo Corp.
(e)
............... 1,147 192,948
Mastercard, Inc. , Class A ......... 1,343 754,685
Match Group, Inc. ............. 6,093 188,213
McKesson Corp. .............. 991 726,185
Medtronic plc ................ 6,405 558,324
Merck & Co., Inc.
(f)
............. 1,263 99,979
Meta Platforms, Inc. , Class A ...... 2,567 1,894,677
Mettler-Toledo International, Inc.
(e)
.. 35 41,115
MGM Resorts International
(e)
...... 142 4,883
Microchip Technology, Inc. ........ 884 62,207
Micron Technology, Inc. .......... 5,674 699,321
Microsoft Corp.
(j)
.............. 7,429 3,695,259
Moderna, Inc.
(e)
............... 875 24,141
Molson Coors Beverage Co. , Class B
(f)
225 10,820
Mosaic Co. (The)
(f)
............. 1,941 70,808
MSCI, Inc. .................. 271 156,297
Netflix, Inc.
(e)
................. 590 790,087
NextEra Energy, Inc. ........... 9,139 634,429
NIKE, Inc. , Class B ............ 388 27,564
Northern Trust Corp. ............ 327 41,460
Northrop Grumman Corp. ........ 144 71,997
Novartis AG (Registered) ........ 594 72,098
NRG Energy, Inc. .............. 756 121,398
Nucor Corp. ................. 320 41,453
NVIDIA Corp.
(j)
................ 22,709 3,587,795
Opendoor Technologies, Inc. , Class A
(e)
5,720 3,049
Oracle Corp. ................. 4,458 974,653
Otis Worldwide Corp. ........... 348 34,459
Palantir Technologies, Inc. , Class A
(e)
224 30,536
Palladyne AI Corp.
(e)(f)
........... 228 1,974
Palladyne AI Corp.
(e)
............ 4,710 40,792
Palo Alto Networks, Inc.
(e)
........ 556 113,780
Paramount Global , Class B ....... 197 2,541
Paychex, Inc. ................ 117 17,019
PayPal Holdings, Inc.
(e)
.......... 1,237 91,934
PepsiCo, Inc. ................ 1,337 176,537
Philip Morris International, Inc. ..... 664 120,934
Phillips 66 ................... 406 48,436
Playstudios, Inc. , Class A
(e)
....... 6,121 8,019
PNC Financial Services Group, Inc.
(The) .................... 1,114 207,672

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Principal Financial Group, Inc. ..... 1,526 $ 121,210
Progressive Corp. (The) ......... 3,689 984,447
QUALCOMM, Inc. ............. 251 39,974
Relspace
(d)
.................. 42 43
ResMed, Inc.
(f)
................ 181 46,698
Roche Holding AG ............. 260 84,869
Rockwell Automation, Inc. ........ 152 50,490
RTX Corp. .................. 208 30,372
S&P Global, Inc. .............. 256 134,986
Salesforce, Inc. ............... 3,080 839,885
Sanofi SA ................... 4,150 401,777
Schneider Electric SE ........... 92 24,701
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(e)(i)
2,160 12,419
ServiceTitan, Inc. , Class A
(e)
....... 458 49,088
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(e)(i)
............ 529 5,068
Snowflake, Inc. , Class A
(e)
........ 693 155,073
Solaris Energy Infrastructure, Inc. ,
Class A .................. 4,214 119,214
Sonder Holdings, Inc. , Class A
(e)
.... 778 2,101
SOURCE Global PBC
(d)(e)
........ 1,116 89
Southwest Airlines Co.
(f)
......... 1,105 35,846
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(d)(e)(i)
.............. 807 149,295
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(e)(i)
.............. 867 160,395
Spotify Technology SA
(e)
......... 186 142,725
Starz Entertainment Corp. ........ 227 3,648
State Street Corp. ............. 645 68,589
Stellantis NV ................. 2,913 29,177
Stryker Corp. ................ 1,852 732,707
Synchrony Financial ............ 1,806 120,532
T. Rowe Price Group, Inc. ........ 976 94,184
Take-Two Interactive Software, Inc.
(e)
. 366 88,883
Tesla, Inc.
(e)
.................. 1,783 566,388
Texas Instruments, Inc. .......... 217 45,054
Textron, Inc. ................. 1,647 132,238
TJX Cos., Inc. (The) ............ 5,171 638,567
T-Mobile US, Inc. .............. 410 97,687
Toll Brothers, Inc. .............. 463 52,842
Tractor Supply Co.
(f)
............ 1,085 57,255
Trane Technologies plc .......... 1,932 845,076
TransDigm Group, Inc.
(f)
......... 726 1,103,985
Uber Technologies, Inc.
(e)
........ 4,024 375,439
Ulta Beauty, Inc.
(e)
............. 93 43,507
Union Pacific Corp. ............ 2,632 605,571
United Airlines Holdings, Inc.
(e)
..... 2,166 172,479
UnitedHealth Group, Inc. ......... 215 67,074
Universal Health Services, Inc. , Class B 334 60,504
Valero Energy Corp. ............ 4,043 543,460
Ventas, Inc. ................. 550 34,733
Venture Global, Inc. , Class A
(f)
..... 1,016 15,829
Verizon Communications, Inc. ..... 4,562 197,398
Vertex Pharmaceuticals, Inc.
(e)
..... 99 44,075
Vertiv Holdings Co. , Class A ...... 6,335 813,477
Viatris, Inc. .................. 4,254 37,988
Viper Energy, Inc. , Class A ....... 999 38,092
Visa, Inc. , Class A ............. 381 135,274
Vistra Corp. ................. 3,374 653,915
Walgreens Boots Alliance, Inc. ..... 2,704 31,042
Walmart, Inc. ................. 11,478 1,122,319
Walt Disney Co. (The) .......... 4,860 602,689
Security
Shares
Shares Value
United States (continued)
Warner Bros Discovery, Inc.
(e)(f)
..... 5,497 $ 62,996
Waste Management, Inc. ......... 268 61,324
Waters Corp.
(e)
............... 88 30,716
Wells Fargo & Co. ............. 12,487 1,000,458
Western Digital Corp. ........... 695 44,473
Williams Cos., Inc. (The) ......... 6,734 422,963
Workday, Inc. , Class A
(e)
......... 372 89,280
Yum! Brands, Inc. ............. 354 52,456
Zimmer Biomet Holdings, Inc. ..... 516 47,064
Zoetis, Inc. , Class A ............ 180 28,071
66,300,912
Total Common Stocks — 60.3%
(Cost: $81,434,608) .............................. 93,350,607
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
IREN Ltd., 3.50%, 12/15/29
(a)(m)
.... USD 24 31,032
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 7 7,164
8.50%, 05/01/30 ............ 20 19,901
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... AUD 32 21,088
12.50%, 07/31/26 ........... 47 31,707
12.50%, 07/31/27 ........... 79 54,531
Quintis Australia Pty. Ltd.
(a)(d)(e)(g)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 53,216
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
218,639
Austria — 0.1%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(m)
EUR 100 110,586
Cameroon — 0.0%
Golar LNG Ltd., 2.75%, 12/15/30
(a)(m)
. USD 14 14,350
Canada — 0.4%
(a)
1011778 BC ULC, 4.00%, 10/15/30 .. 100 93,187
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26 52 54,730
HR Ottawa LP, 11.00%, 03/31/31 ... 386 419,444
567,361
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(m)
................ 39 49,679
RKPF Overseas 2019 A Ltd., 5.90%,
09/05/28
(c)
................ 177 44,181
93,860
France — 0.9%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... EUR 100 122,462
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(c)(p)
. 100 116,981
Atos SE
(c)(q)
9.00%, 12/18/29 ............ 56 74,205
5.00%, 12/18/30 ............ 58 58,084
1.00%, 12/18/32 ............ 51 25,649
Credit Agricole SA, (5-Year EURIBOR
ICE Swap Rate + 3.64%), 5.88%
(b)(c)
(p)
...................... 100 116,766
Iliad Holding SASU, 5.63%, 10/15/28
(c)
100 119,918

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
IPD 3 BV, 5.50%, 06/15/31
(c)
...... EUR 100 $ 119,415
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.95%, 07/01/29
(b)(c)
.......... 100 118,330
Lune Holdings SARL, 5.63%, 11/15/28
(c)
100 47,346
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 100 123,892
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 100 118,841
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(p)
..................... USD 200 204,078
Worldline SA, 5.50%, 06/10/30
(c)
.... EUR 100 102,267
1,468,234
Germany — 1.7%
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.40%, 04/15/31
(b)(c)
.......... 100 118,678
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(p)
................ 100 123,805
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(p)
.... 200 248,253
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 90 99,638
Deutsche Bank AG
(b)(c)(p)
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ........... 200 226,461
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... 200 239,975
Deutsche Lufthansa AG, (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)(c)
.......... 100 116,917
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 100 118,990
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
100 118,534
IHO Verwaltungs GmbH, 7.00%, (7.00%
Cash or 7.75% PIK), 11/15/31
(c)(o)
. 100 124,298
Mahle GmbH, 6.50%, 05/02/31
(a)
... 100 119,568
Nidda Healthcare Holding GmbH,
7.00%, 02/21/30
(c)
........... 100 122,956
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.03%, 07/01/29
(b)(c)
.......... 100 118,355
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 100 118,530
5.38%, 04/01/31 ............ 100 120,310
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 100 117,788
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(m)
............... 100 123,543
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(p)
................ 100 120,298
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 100 118,049
2,614,946
Greece — 0.1%
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36
(b)(c)
............... 100 115,631
Security
Par (000)
Par (000) Value
India — 0.1%
REI Agro Ltd.
(d)(e)(m)(n)
5.50%, 11/13/14
(a)
........... USD 220 $ —
5.50%, 11/13/14
(c)
........... 152 —
TML Holdings Pte. Ltd., 4.35%,
06/09/26
(c)
................ 200 198,280
198,280
Ireland — 0.2%
eircom Finance DAC, 5.00%, 04/30/31
(c)
EUR 100 118,089
Helios Software Holdings, Inc., 7.88%,
05/01/29
(a)
................ 100 121,859
239,948
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 4.13%, 06/01/31 100 117,795
Italy — 1.2%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 100 117,795
Bubbles Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.23%,
09/30/31
(b)(c)
............... 100 118,162
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
100 118,680
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(p)
.......... 100 118,392
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 100 118,549
5.13%, 06/30/32 ............ 100 117,960
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... 100 118,800
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.03%, 04/15/29
(b)(c)
100 118,407
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72%, 12/15/29
(b)(c)
100 117,954
Itelyum Regeneration Spa, 5.75%,
04/15/30
(c)
................ 100 118,803
Marcolin SpA, 6.13%, 11/15/26
(a)
... 100 117,803
Nexi SpA, 0.00%, 02/24/28
(c)(m)(r)
.... 100 106,747
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.44%, 05/17/31
(b)
... 100 118,408
7.13%, 05/17/31 ............ 100 126,853
Prysmian SpA, (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(p)
. 100 120,891
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.86%,
12/31/29
(b)(c)
............... 42 50,461
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.19%,
07/01/32
(b)(c)
............... 100 117,686
1,942,351
Japan — 0.1%
SoftBank Group Corp., 5.38%,
01/08/29
(c)
................ 100 119,651
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.,
10.38%, 03/31/29
(c)
.......... GBP 100 127,889
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(a)(r)
.......... USD 150 146,625
274,514

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.5%
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ EUR 100 $ 120,493
Herens Midco SARL, 5.25%, 05/15/29
(a)
100 86,162
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 56 65,483
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
. 100 117,088
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ USD 208 204,620
Vivion Investments SARL, 8.25%,
(8.25% Cash or 7.90% PIK),
08/31/28
(c)(o)
............... EUR 101 115,892
709,738
Mauritius — 0.1%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... USD 235 239,700
Netherlands — 0.2%
(c)
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(p)
.. EUR 200 233,425
Q-Park Holding I BV, 5.13%, 02/15/30 100 121,653
Sigma Holdco BV, 5.75%, 05/15/26 .. 27 32,106
387,184
Slovenia — 0.1%
United Group BV, 6.50%, 10/31/31
(c)
. 100 119,017
Spain — 0.5%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.82%, 05/01/30
(b)(c)
.... 100 118,726
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b)(p)
........... USD 200 202,742
Cirsa Finance International SARL,
6.50%, 03/15/29
(c)
........... EUR 100 123,198
Grifols SA, 7.13%, 05/01/30
(c)
...... 100 122,225
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(m)
.......... 100 122,512
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ 100 119,417
808,820
Sweden — 0.2%
(c)
Preem Holdings AB, 12.00%, 06/30/27 80 98,145
Stena International SA, 7.25%,
01/15/31 ................. USD 200 200,620
298,765
Switzerland — 0.2%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 35 43,396
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(p)
................ USD 200 200,878
244,274
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(p)
..................... 200 199,300
United Kingdom — 1.6%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $58,391),
15.00%, 06/19/26
(d)(i)
......... GBP 47 59,749
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
EUR 114 137,985
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BCP V Modular Services Finance II plc,
6.13%, 11/30/28
(c)
........... GBP 100 $ 132,624
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 100 121,158
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... GBP 100 138,809
Deuce Finco plc, 5.50%, 06/15/27
(c)
. 100 136,057
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 100 142,973
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ 100 136,440
INEOS Quattro Finance 2 plc, 6.75%,
04/15/30
(c)
................ EUR 100 108,610
Market Bidco Finco plc, 4.75%,
11/04/27
(c)
................. 100 117,188
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(p)
............... GBP 100 82,565
4.88%, 09/26/31 ............ EUR 100 95,370
Motion Finco SARL, 7.38%, 06/15/30
(c)
100 110,462
National Grid plc, 0.16%, 01/20/28
(c)
. 100 110,736
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(p)
... GBP 200 272,444
Ocado Group plc, 11.00%, 06/15/30
(c)
100 133,509
Virgin Media Secured Finance plc,
4.13%, 08/15/30
(c)
........... 100 123,820
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 100 130,573
Vodafone Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13%,
06/04/81
(b)
................ USD 4 3,656
Zegona Finance plc, 6.75%, 07/15/29
(c)
EUR 100 125,157
2,419,885
United States — 4.5%
Affinity Interactive, 6.88%, 12/15/27
(a)
USD 7 4,296
Allegiant Travel Co., 7.25%, 08/15/27
(a)
18 18,005
Alliant Holdings Intermediate LLC,
6.75%, 04/15/28
(a)
........... 100 101,661
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 100 131,587
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 43 44,579
4.25%, 02/15/29 ............ 42 33,646
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 8 8,233
American Tower Corp., 0.45%, 01/15/27 EUR 100 114,277
Amkor Technology, Inc., 6.63%,
09/15/27
(a)
................ USD 15 15,038
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ EUR 100 111,714
Ball Corp., 4.25%, 07/01/32 ....... 100 119,346
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(p)
........... USD 4 4,109
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 5 5,219
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ 12 12,276
Becton Dickinson Euro Finance SARL,
3.55%, 09/13/29 ............ EUR 100 121,062

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Breeze Aviation Group, Inc.
(d)(i)
(Acquired 01/26/24, cost $63,376)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28
(o)
..... USD 63 $ 63,376
(Acquired 01/26/24, cost $31,688)
20.00%, 01/30/28 ......... 32 31,688
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a)
................ 135 128,862
California Resources Corp., 8.25%,
06/15/29
(a)
................ 19 19,503
CCO Holdings LLC, 4.75%, 02/01/32
(a)
11 10,434
Churchill Downs, Inc., 4.75%,
01/15/28
(a)
................ 100 98,711
Citigroup, Inc., Series FF, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.73%), 6.95%
(b)
(p)
...................... 4 4,085
Civitas Resources, Inc.
(a)
8.38%, 07/01/28 ............ 22 22,526
8.63%, 11/01/30 ............ 20 20,305
Clarios Global LP, 6.75%, 02/15/30
(a)
. 125 129,973
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 39 39,363
9.00%, 09/30/29 ............ 12 12,438
8.25%, 06/30/32 ............ 29 30,863
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 20 20,457
CommScope LLC, 9.50%, 12/15/31
(a)
10 10,472
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(m)(r)
..................... 8 8,690
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ 20 19,116
CSC Holdings LLC, 11.25%, 05/15/28
(a)
200 199,247
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 100 119,219
DISH Network Corp.
(m)
0.00%, 12/15/25
(r)
........... USD 46 41,400
3.38%, 08/15/26 ............ 14 11,627
EQT Corp., 7.50%, 06/01/30
(c)
..... 10 10,990
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... 126 125,375
FLYR, Inc., (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 7.74%,
05/10/27
(b)(d)
............... 51 47,327
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 5 4,526
Frontier Communications Holdings LLC
6.75%, 05/01/29
(a)
........... 45 45,588
5.88%, 11/01/29 ............ 5 5,050
6.00%, 01/15/30
(a)
........... 5 5,065
8.75%, 05/15/30
(a)
........... 57 59,615
8.63%, 03/15/31
(a)
........... 50 53,125
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 61 63,466
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 40 40,906
Global Partners LP, 8.25%, 01/15/32
(a)
100 105,168
Goldman Sachs Group, Inc. (The),
0.25%, 01/26/28
(c)
........... EUR 32 35,650
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ USD 11 3,494
5.50%, 05/01/28 ............ 10 8,200
Security
Par (000)
Par (000) Value
United States (continued)
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ USD 240 $ 244,061
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 317 317,412
JPMorgan Chase & Co., Series OO, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(p)
................. 4 4,131
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(b)(d)
.. 165 152,036
Level 3 Financing, Inc.
(a)
10.00%, 10/15/32 ........... 15 15,433
6.88%, 06/30/33 ............ 6 6,105
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 33 31,408
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/27
(a)
........ 118 119,934
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 100 99,221
MGM Resorts International, 6.50%,
04/15/32 ................. 5 5,082
Morgan Stanley, (3-mo. EURIBOR +
0.83%), 1.34%, 10/23/26
(b)
..... EUR 100 117,426
NCR Atleos Corp., 9.50%, 04/01/29
(a)
USD 30 32,861
Netflix, Inc., 3.63%, 05/15/27 ...... EUR 100 120,378
New Generation Co., 10.34%,
09/30/29
(a)(d)
............... USD 133 132,190
NRG Energy, Inc., 7.00%, 03/15/33
(a)
5 5,488
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 20 20,064
Olympus Water US Holding Corp.,
9.75%, 11/15/28
(a)
........... 200 210,606
OneMain Finance Corp., 7.13%,
11/15/31 .................. 5 5,202
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 3 2,995
8.00%, 04/15/27 ............ 16 16,358
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
31 31,282
Prestige Brands, Inc., 3.75%,
04/01/31
(a)
................ 100 92,149
Quikrete Holdings, Inc., 6.75%,
03/01/33
(a)
................ 10 10,318
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 447 449,815
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 65 69,549
Rocket Cos., Inc.
(a)
6.13%, 08/01/30 ............ 4 4,076
6.38%, 08/01/33 ............ 4 4,093
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 12 12,285
10.75%, 11/15/29 ........... 76 78,094
11.13%, 07/15/30 ........... 27 28,242
Seagate HDD Cayman
8.25%, 12/15/29 ............ 61 64,965
8.50%, 07/15/31
(a)
........... 29 31,122
9.63%, 12/01/32 ............ 45 50,727
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 36 36,215
Service Properties Trust
8.38%, 06/15/29 ............ 84 87,367
8.63%, 11/15/31
(a)
........... 15 16,104
8.88%, 06/15/32 ............ 92 94,600
SM Energy Co., 6.75%, 08/01/29
(a)
.. 11 10,960
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(a)(m)
.......... 69 92,072

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sonder Holdings, Inc., 7.00%,
12/10/27
(d)
................ USD 184 $ 157,573
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 47,745
9.75%, 11/15/30 ............ 218 240,422
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(e)(n)
............. 1 900
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 14 12,714
Series 2017-1A,Class A, 3.65%,
08/15/31
(e)(n)
............. 37 32,447
Starz Capital Holdings 1, Inc., 5.50%,
04/15/29
(a)
................ 147 127,753
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ 15 12,498
Stem, Inc., 0.50%, 12/01/28
(a)(m)
.... 6 1,455
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 9 9,403
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 30 32,150
Tallgrass Energy Partners LP, 6.00%,
12/31/30
(a)
................ 100 98,122
Tempus AI, Inc., 0.75%, 07/15/30
(a)(m)
. 2 2,000
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 43 42,523
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 64 62,118
TransDigm, Inc., 4.63%, 01/15/29 ... 100 98,120
Transocean, Inc., 8.25%, 05/15/29
(a)
. 25 23,114
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 6 5,571
Uniti Group LP, 10.50%, 02/15/28
(a)
.. 54 57,242
Univision Communications, Inc., 6.63%,
06/01/27
(a)
................ 15 14,959
USA Compression Partners LP, 7.13%,
03/15/29
(a)
................ 100 102,493
UWM Holdings LLC, 6.63%, 02/01/30
(a)
21 21,022
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(p)
......... 25 24,305
7.00%, 01/15/30 ............ 20 20,218
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 2 2,000
6.75%, 01/15/36 ............ 2 2,000
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
100 100,877
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 79 79,054
Wells Fargo & Co., 1.50%, 05/24/27
(c)
EUR 100 115,836
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29
(a)
........... USD 15 14,901
Wolfspeed, Inc., 1.75%, 05/01/26
(m)
.. 10 2,475
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 26 27,221
13.50%, 04/15/31 ........... 20 20,529
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 4.00%,
03/01/27
(a)
................ USD 7 $ 6,564
7,041,698
Total Corporate Bonds — 13.3%
(Cost: $20,842,748) .............................. 20,564,527
Fixed Rate Loan Interests
United States — 0.0%
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 15 14,575
Total Fixed Rate Loan Interests — 0.0%
(Cost: $15,000) ................................ 14,575
Floating Rate Loan Interests
France — 0.1%
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.49%
,
 02/03/31
(b)
EUR 112 132,419
Germany — 0.0%
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.85%
,
 04/30/30
(b)
........... 54 63,080
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (9.66% Cash or
9.66% PIK),  07/06/27 ....... 64 64,290
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.45% (11.55% Cash or
11.24% PIK),  07/06/27 ...... GBP 39 45,906
110,196
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
 06/29/28 . EUR 48 56,601
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 6.92%
,
 12/30/28
(d)
.... 154 175,676
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 5.29%
,
 01/03/28 ...... GBP 109 148,367
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.89%
,
 01/31/29 ...... EUR 311 349,779
730,423
Spain — 0.1%
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
 12/31/29
(b)
........... 87 102,276

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
 05/12/31 ............ EUR 88 $ 97,850
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 34 46,651
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ EUR 51 60,374
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.43%
,
 04/03/29 ............ 64 71,452
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.81%
,
 03/25/31 ............ 94 109,781
386,108
United States — 0.8%
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
 02/01/30
(b)
USD 120 112,875
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.83% 08/01/28
(b)
..... —
(s)
265
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(b)
33 32,798
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(b)
........... 42 41,529
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(b)
.... 15 14,803
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(b)
43 42,807
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.68%
,
 12/21/28
(b)
........... 27 26,701
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.54%
,
 08/02/27
(b)
........... 5 5,397
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.83%
,
 02/17/31
(b)
........... 60 57,242
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
 08/30/30
(b)
........... 91 90,581
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.73%
,
 12/29/27
(b)(d)
......... 30 20,920
Security
Par (000)
Par (000) Value
United States (continued)
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.19%
,
 03/30/27
(b)
EUR 52 $ 58,950
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(b)(d)
USD 194 192,724
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.16%, 04/30/28
(b)
......... 15 10,432
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.04%
,
 10/25/28
(b)
.......... 19 15,575
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.83%
,
 04/26/30
(b)
........... 34 33,846
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.33%
,
 01/28/32
(b)
........... 13 12,854
Maverick Gaming LLC, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78%, 06/05/28
(d)
........ 26 15,581
(3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.78%, 06/05/28 15 13,327
Pitney Bowes, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.08%
,
 03/19/32
(b)
50 49,729
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.29%
,
 04/27/28
(b)
........... 64 34,008
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.29%
,
 04/27/29
(b)
.......... 50 11,563
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
 09/11/29
(b)(d)
......... 162 162,000
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.45%
,
 01/22/29
(b)
32 29,122
VeriFone Systems, Inc., 1st Lien Term
Loan, (10.21% Cash or 1.00%
PIK), 08/18/28
(b)(o)(t)
........... 90 84,376
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 2.50%
Floor + 12.50%), 16.80% (16.80%
Cash or 4.50% PIK),  06/30/31
(b)(o)
. 16 15,763
X Corp., 1st Lien Term Loan B1,
10.95%
,
 10/26/29
(b)
.......... 15 14,565
1,200,333
Total Floating Rate Loan Interests — 1.8%
(Cost: $2,752,344) .............................. 2,724,835

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
France — 0.1%
Electricite de France SA, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)(c)(p)
.. GBP 100 $ 138,616
Total Foreign Agency Obligations — 0.1%
(Cost: $130,855) ................................ 138,616
Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 1 149,109
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 371 271,501
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 492,300 110,753
7.75%, 09/18/30 ............ 349,700 73,694
184,447
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 2,060 103,621
4.50%, 11/11/32 ............ 1,090 53,427
157,048
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 394 8,014
24.14%, 12/03/27 ........... 45 915
21.38%, 02/04/28 ........... 572 11,327
23.44%, 07/01/28 ........... 407 8,259
28,515
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 71 83,152
Hungary — 0.0%
Hungary Government Bond, 7.00%,
10/24/35 ................. HUF 12,070 35,432
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,235,000 77,367
6.75%, 07/15/35 ............ 1,897,000 117,798
8.25%, 05/15/36 ............ 602,000 41,243
7.13%, 06/15/38 ............ 1,747,000 110,012
346,420
Ireland — 0.6%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 799 917,710
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 232 276,844
Malaysia — 0.1%
Malaysia Government Bond
4.64%, 11/07/33 ............ MYR 327 84,061
3.83%, 07/05/34 ............ 203 49,381
133,442
Mexico — 0.2%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 26 139,002
Security
Par (000)
Par (000) Value
Mexico (continued)
8.50%, 03/01/29 ............ MXN 12 $ 64,979
7.50%, 05/26/33 ............ 33 158,890
7.75%, 11/13/42 ............ 4 17,068
379,939
Peru — 0.1%
Republic of Peru, 6.85%, 08/12/35
(a)
. PEN 271 78,792
Philippines — 0.0%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 1,830 32,697
6.38%, 04/28/35 ............ 650 11,518
44,215
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 576 164,438
4.75%, 07/25/29 ............ 331 91,385
5.00%, 10/25/34 ............ 187 50,201
2.00%, 08/25/36 ............ 61 15,028
321,052
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 423 10,135
30.00%, 09/12/29 ........... 260 6,103
16,238
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 6,461 358,714
7.00%, 02/28/31 ............ 2,589 134,519
8.50%, 01/31/37 ............ 476 23,394
9.00%, 01/31/40 ............ 597 29,144
545,771
Spain — 0.2%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 261 310,716
3.15%, 04/30/35
(a)(c)
.......... 63 74,102
384,818
Thailand — 0.1%
Kingdom of Thailand, 2.50%, 11/17/29 THB 4,731 151,835
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%, 03/07/30
(c)
GBP 422 589,568
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%,
07/20/33 ................. UYU 350 9,241
Total Foreign Government Obligations — 3.3%
(Cost: $4,916,049) .............................. 5,105,089
Shares
Shares
Investment Companies
Health Care Select Sector SPDR Fund 550 74,134
Invesco Senior Loan ETF
(f)
....... 10,731 224,493
iShares Broad USD High Yield
Corporate Bond ETF
(f)(g)
....... 4,187 157,054
iShares China Large-Cap ETF
(f)(g)
... 4,351 159,943
iShares Core S&P Small-Cap ETF
(g)
. 637 69,618
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(g)(j)
........ 12,152 1,125,519
iShares MSCI Brazil ETF
(f)(g)
....... 1,992 57,469
KraneShares CSI China Internet ETF 4,482 153,867

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
SPDR Blackstone Senior Loan ETF
(f)
8,948 $ 372,147
SPDR Gold Shares
(j) (k)
.......... 7,253 2,210,932
SPDR S&P Homebuilders ETF ..... 635 62,592
SPDR S&P Regional Banking ETF .. 886 52,620
VanEck JPMorgan EM Local Currency
Bond ETF ................. 4,113 104,264
VanEck Semiconductor ETF
(e)
..... 442 123,265
Xtrackers Harvest CSI 300 China
A-Shares ETF, Class A ........ 26 716
Total Investment Companies — 3.2%
(Cost: $4,827,583) .............................. 4,948,633
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(a)
........ USD 100 103,582
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 103,582
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 113 92,224
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 161 144,402
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 52,438
289,064
Commercial Mortgage-Backed Securities — 1.6%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.56%,
01/19/37
(a)(b)
............... 78 77,911
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.68%, 12/15/34
(a)(b)
100 97,744
United States — 1.5%
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 9.56%, 02/15/42
(a)(b)
71 70,545
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.70%, 06/15/41
(a)(b)
20 19,936
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38 ... 94 93,634
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.23%, 05/15/38 ... 70 69,978
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.67%, 10/15/38 ... USD 85 $ 85,427
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 12/15/39 ... 103 103,245
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 03/15/41 ... 78 77,781
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 59,828
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 81,589
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... 16 16,080
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 04/15/41 ... 84 84,106
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.20%, 07/15/29 ... 22 21,876
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.25%, 07/15/29 ... 55 54,808
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.25%, 03/15/30 ... 43 42,142
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,498
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.80%, 06/15/41
(a)(b)
.... 30 29,726
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 8.20%, 08/15/41
(a)(b)
30 29,772
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 45 45,123
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 175 175,195
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 87 87,707
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.36%, 11/15/36 ... 60 59,334
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.96%, 11/25/41 ... 140 140,250
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 31,765
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.50%, 05/15/37
(a)(b)
.... 100 99,813
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38 ... 60 60,038

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38 ... USD 20 $ 20,012
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.50%, 06/15/39
(a)(b)
.... 20 19,915
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.75%, 06/15/39
(a)(b)
10 9,947
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a)(b)
.... 100 99,684
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 13 13,147
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 6.53%, 04/15/38
(a)(b)
.... 125 125,024
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
...................... 17 16,048
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 50 49,766
SREIT Trust, Series 2021-MFP, Class
F, (1-mo. CME Term SOFR at 2.63%
Floor + 2.74%), 7.05%, 11/15/38
(a)(b)
84 83,884
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.35%, 07/15/36
(a)(b)
20 19,988
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,326
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 50 49,244
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ 64 60,415
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35
(a)(b)
.......... 100 100,599
2,326,195
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $2,870,300) .............................. 2,790,914
Preferred Securities
Shares
Shares
Preferred Stocks — 2.4%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 13,645 42,218
Gerdau SA (Preference) ......... 8,235 24,251
Neon Payments Ltd.
(d)(e)
......... 319 130,139
196,608
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(e)(i)
.... 2,458 570,354
Security
Shares
Shares Value
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 394 $ 30,962
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(e)(i)
.......... 30 —
30,962
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(e)(i)
...................... 32 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(e)(i)
...................... 228 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(e)(i)
.............. 4,842 70,717
United States — 1.9%
Aiven OY, Series D
(d)(e)
.......... 647 32,771
Anduril Investors LLC, Series G
(d)(e)
.. 1,197 48,933
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)
(e)(i)
...................... 140 21,245
Caresyntax, Inc., Series C-2
(d)(e)
.... 567 2,075
Caresyntax, Inc., Series C-3
(d)(e)
.... 73 267
CoreWeave, Inc., 10.00%
(d)
....... 83,000 292,160
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(e)(i)
.... 6,177 668,228
Databricks, Inc., Series G, (Acquired
02/01/21, cost $102,873)
(d)(e)(i)
... 1,740 188,233
Davidson Homes, Inc., 12.00%
(d)
... 139 143,633
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(p)
....... 285 280,725
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$3,025)
(d)(e)(i)
............... 4,957 3,668
FLYR, Inc.
(d)(e)
................ 18,486 82,449
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$76,178)
(d)(e)(i)
.............. 2,891 2,891
HawkEye 360, Inc., Series D1
(d)(e)
... 4,447 60,613
Insightful Corp., Series D
(d)(e)
...... 51,259 11,661
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(e)(i)
.... 51,330 125,245
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(e)(i)
.... 3,376 8,238
Lessen Holdings, Inc., Series B
(d)(e)
.. 2,050 6,006
Lessen Holdings, Inc., Series BX
(d)(e)
. 6,246 13,679
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(e)(i)
.... 10,057 58,934
Loadsmart, Inc., Series D, (Acquired
10/05/20, cost $19,100)
(d)(e)(i)
.... 955 8,729
MNTN, Inc., Series D, (Acquired
11/05/21, cost $54,841)
(e)(i)
...... 2,388 52,226
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(e)(i)
.... 70 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(d)(e)(i)
.... 8,220 8,220
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(e)(i)
.... 1,532 62,414
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)
(e)(i)
...................... 1,720 76,488

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)
(e)(i)
...................... 554 $ 29,290
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(e)(i)
.... 1,894 18,144
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(e)(i)
.............. 12,134 46,473
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(e)(i)
............... 1,487 5,918
Verge Genomics
(d)(e)
............ 13,831 26,556
Veritas Newco
(d)(e)
.............. 294 6,610
Veritas Newco, Series G-1
(d)(e)
..... 203 4,563
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%
(d)(i)
................ 14,803 75,643
Wells Fargo & Co., Series L, 7.50%
(m)(p)
46 54,010
x.AI, Inc., Series C
(d)(e)
........... 10,195 338,168
2,865,106
Total Preferred Stocks — 2.4%
(Cost: $3,347,253) .............................. 3,733,747
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.91%, 10/30/40
(b)
3,609 106,177
Total Trust Preferreds — 0.1%
(Cost: $98,904) ................................ 106,177
Total Preferred Securities — 2.5%
(Cost: $3,446,157) .............................. 3,839,924
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.71%, 01/25/42 . USD 17 17,496
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 6.00%),
10.31%, 08/25/33 ........... 17 20,642
38,138
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... 13 12,251
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.69% ,  04/25/30 ........ 116 7,041
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K116, Class X1,
1.52% ,  07/25/30 ........ USD 98 $ 5,588
Series K120, Class X1,
1.12% ,  10/25/30 ........ 388 16,824
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 99 4,935
Series KW09, Class X1,
0.92% ,  05/25/29 ........ 433 9,603
43,991
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/55
(u)
........... 1,146 1,031,636
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $1,104,202) .............................. 1,126,016
U.S. Treasury Obligations
U.S. Treasury Notes
3.50%, 09/15/25
(j) (k)
.......... 153 152,333
4.00%, 12/15/25
(j)(v)
.......... 1,017 1,016,236
4.13%, 02/28/27 ............ 77 77,802
Total U.S. Treasury Obligations — 0.8%
(Cost: $1,245,694) .............................. 1,246,371
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 26
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(e)(i)
........ 845 9
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(e)(i)
......... 5,834 4,404
United States — 0.0%
(e)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 1,268 3
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 540
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 3,908
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 1,130 249

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(i)
.......... 14 $ 26,735
FLYR, Inc. (Issued/Exercisable
12/29/23, 1 Share for 1 Warrant,
Expires 12/29/33, Strike Price USD
3.95)
(d)
................... 264 810
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 1,187
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 4,936
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 12,444
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 7
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 53,113 5,216
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 840 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(d)
.......... 2,348 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 8
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 735
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 724 277
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 4,568 6,714
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 458 1,035
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(i)
.......... 1,825 7,373
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 $ 34
72,211
Total Warrants — 0.0%
(Cost: $16,602) ................................ 76,650
Total Long-Term Investments — 90.5%
(Cost: $127,717,903) ............................. 140,123,847
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 16.18%, 01/01/26
(w)
...... BRL —
(s)
38,901
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(w)
26.55%, 11/18/25 ........... EGP 475 8,632
26.95%, 11/25/25 ........... 175 3,186
26.27%, 12/16/25 ........... 1,500 26,753
Total Foreign Government Obligations — 0.0%
(Cost: $73,654) ................................ 77,472
Shares
Shares
Money Market Funds — 10.0%
(g)(x)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.47%
(y)
....... 3,268,858 3,270,165
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.20% ...... 12,159,924 12,159,924
Total Money Market Funds — 10.0%
(Cost: $15,430,089) .............................. 15,430,089
Total Short-Term Securities — 10.0%
(Cost: $15,503,743) .............................. 15,507,561
Total Options Purchased — 0.4%
(Cost: $610,573 ) ................................ 638,394
Total Investments Before Options Written — 100.9%
(Cost: $143,832,219) ............................. 156,269,802
Total Options Written — (0.3)%
(Premiums Received — $(491,849)) .................. (467,453)
Total Investments Net of Options Written — 100.6%
(Cost: $143,340,370) ............................. 155,802,349
Liabilities in Excess of Other Assets — (0.6)% ............ (959,411)
Net Assets — 100.0% .............................. $ 154,842,938
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,656,354, representing 2.36% of its net assets as of period end, and an original cost of $3,144,912.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Convertible security.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Perpetual security with no stated maturity date.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Zero-coupon bond.
(s)
Rounds to less than 1,000.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Par/Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,755,438 $ 515,025
(a)
$ — $ (298) $ — $ 3,270,165 3,268,858 $ 8,577
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,936,703 6,223,221
(a)
— — — 12,159,924 12,159,924 222,865 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 143,355 — (145,549) 4,980 (2,786) — — 2,018 —
iShares Biotechnology ETF
(c)
. 132,210 — (132,779) (10,305) 10,874 — — 121 —
iShares Broad USD High Yield
Corporate Bond ETF .... 154,040 — — — 3,014 157,054 4,187 4,385 —
iShares China Large-Cap ETF — 156,127 (3,324) 96 7,044 159,943 4,351 2,230 —
iShares Core S&P Small-Cap
ETF ................ 73,395 — — — (3,777) 69,618 637 453 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 179,322 341,711 (529,475) 1,800 6,642 — — 821 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,082,014 — — — 43,505 1,125,519 12,152 24,718 —
iShares Latin America 40 ETF
(c)
36,990 — (42,761) (1,468) 7,239 — — — —
iShares MSCI Brazil ETF ... 44,840 — — — 12,629 57,469 1,992 1,026 —
iShares MSCI Emerging
Markets ETF
(c)
......... 17,941 — (19,203) 54 1,208 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 23,829 — (22,617) 4,691 (5,903) — — 19 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 2 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 59,000 — — — (5,784) 53,216 462,748 — —
Quintis HoldCo Pty. Ltd. .... 1 — — — — 1 218,994 — —
$ (450) $ 73,905 $ 17,052,909 $ 267,235 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 13 07/31/25 $ 666 $ 6,756
CBOE Volatility Index ....................................................... 5 08/20/25 100 (4,427)
Euro-Bobl ............................................................... 31 09/08/25 4,297 (15,410)
Euro-BTP ............................................................... 6 09/08/25 855 1,742
Euro-Bund .............................................................. 20 09/08/25 3,066 (17,796)
Euro-OAT ............................................................... 5 09/08/25 729 (4,798)
Euro-Schatz ............................................................. 4 09/08/25 505 (782)
OSE Nikkei 225 Index ....................................................... 10 09/11/25 2,805 160,184
Australia 10-Year Bond ...................................................... 35 09/15/25 2,640 22,533
EURO STOXX 50 Index ..................................................... 12 09/19/25 753 4,378
EURO STOXX Bank Index .................................................... 57 09/19/25 676 3,276
Russell 2000 E-Mini Index .................................................... 1 09/19/25 110 3,664
S&P 500 E-Mini Index ....................................................... 5 09/19/25 1,563 51,473
U.S. Treasury Long Bond ..................................................... 10 09/19/25 1,153 35,370
U.S. Treasury Ultra Bond ..................................................... 36 09/19/25 4,283 103,816
Long Gilt ................................................................ 5 09/26/25 638 12,157
U.S. Treasury 2-Year Note .................................................... 12 09/30/25 2,497 892
U.S. Treasury 5-Year Note .................................................... 74 09/30/25 8,067 73,480
436,508
Short Contracts
Euro-Buxl ............................................................... 1 09/08/25 140 2,030
FTSE 100 Index ........................................................... 1 09/19/25 121 756
Nasdaq-100 E-Mini Index ..................................................... 13 09/19/25 5,952 (259,834)
U.S. Treasury 10-Year Note ................................................... 94 09/19/25 10,540 (242,408)
U.S. Treasury 10-Year Ultra Note ............................................... 132 09/19/25 15,081 (375,345)
3-mo. SOFR ............................................................. 8 03/17/26 1,927 (3,465)
(878,266)
$ (441,758)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 938,265 USD 163,495 Barclays Bank plc 07/02/25 $ 9,199
BRL 1,039,898 USD 188,762 BNP Paribas SA 07/02/25 2,638
MXN 439,825 USD 23,245 UBS AG 07/22/25 142
MYR 892,793 USD 208,062 Barclays Bank plc 07/22/25 3,915
MYR 195,980 USD 45,822 Morgan Stanley & Co. International plc 07/22/25 710
USD 32,904 PHP 1,843,628 Barclays Bank plc 07/22/25 182
ZAR 393,208 USD 22,130 Canadian Imperial Bank of Commerce 07/22/25 44
CAD 24,639 USD 18,000 JPMorgan Chase Bank NA 07/25/25 117
CLP 16,921,800 USD 18,000 Societe Generale SA 07/25/25 164
CNY 1,390,021 USD 193,824 UBS AG 07/25/25 731
CZK 2,939,050 USD 135,680 BNP Paribas SA 07/25/25 4,445
EUR 21,567 USD 24,786 Barclays Bank plc 07/25/25 661
HUF 28,063,200 USD 79,465 Morgan Stanley & Co. International plc 07/25/25 3,147
IDR 3,528,696,118 USD 214,884 Morgan Stanley & Co. International plc 07/25/25 3,077
INR 18,454,433 USD 212,926 Citibank NA 07/25/25 2,162
JPY 4,527,872 USD 30,792 BNP Paribas SA 07/25/25 739
KRW 57,440,880 USD 42,000 Deutsche Bank AG 07/25/25 517
MXN 3,644,656 USD 188,553 Goldman Sachs International 07/25/25 5,175
MYR 1,121,683 USD 264,535 Credit Agricole Corporate & Investment Bank SA 07/25/25 1,821
NOK 172,269 USD 17,000 Barclays Bank plc 07/25/25 94
PLN 522,002 USD 139,733 Nomura International plc 07/25/25 5,006
RON 136,788 USD 31,017 Goldman Sachs International 07/25/25 661

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SGD 28,064 USD 21,750 Morgan Stanley & Co. International plc 07/25/25 $ 362
THB 7,799,169 USD 236,409 HSBC Bank plc 07/25/25 3,939
ZAR 3,366,276 USD 185,160 JPMorgan Chase Bank NA 07/25/25 4,630
TRY 4,959,706 USD 119,955 UBS AG 07/31/25 1,454
BRL 663,319 USD 119,495 BNP Paribas SA 08/04/25 1,561
BRL 184,305 USD 33,000 Citibank NA 08/04/25 636
USD 320,000 HKD 2,481,760 HSBC Bank plc 08/15/25 2,429
NGN 18,616,124 USD 11,723 Citibank NA 09/04/25 106
NGN 23,058,100 USD 13,740 Morgan Stanley & Co. International plc 09/04/25 912
AUD 3,539,930 USD 2,312,585 Toronto Dominion Bank 09/17/25 21,011
CAD 372,400 USD 273,592 BNP Paribas SA 09/17/25 960
CAD 3,197,677 USD 2,349,155 State Street Bank and Trust Co. 09/17/25 8,338
CHF 2,853,949 USD 3,511,874 Toronto Dominion Bank 09/17/25 120,604
CNY 16,085,741 USD 2,254,193 Bank of America NA 09/17/25 7,166
DKK 488,022 USD 75,250 Morgan Stanley & Co. International plc 09/17/25 2,256
DKK 3,705,590 USD 571,375 State Street Bank and Trust Co. 09/17/25 17,131
EUR 646,965 USD 753,957 Bank of America NA 09/17/25 12,112
EUR 109,938 USD 127,673 Barclays Bank plc 09/17/25 2,504
EUR 102,405 USD 119,664 Canadian Imperial Bank of Commerce 09/17/25 1,593
EUR 195,145 USD 229,947 Citibank NA 09/17/25 1,123
EUR 81,046 USD 95,449 State Street Bank and Trust Co. 09/17/25 517
EUR 1,446,900 USD 1,663,120 Toronto Dominion Bank 09/17/25 50,149
GBP 717,675 USD 969,751 Toronto Dominion Bank 09/17/25 15,862
HUF 54,365,616 USD 154,128 State Street Bank and Trust Co. 09/17/25 5,457
JPY 1,418,849,355 USD 9,893,702 Canadian Imperial Bank of Commerce 09/17/25 46,501
KRW 899,624,391 USD 662,218 Morgan Stanley & Co. International plc 09/17/25 5,911
MXN 4,274,040 USD 223,000 Citibank NA 09/17/25 2,885
NZD 123,715 USD 75,008 Toronto Dominion Bank 09/17/25 601
PLN 932,408 USD 249,737 State Street Bank and Trust Co. 09/17/25 8,472
SEK 4,951,846 USD 518,347 Royal Bank of Canada 09/17/25 7,761
SGD 367,019 USD 286,931 State Street Bank and Trust Co. 09/17/25 3,373
TWD 20,514,792 USD 698,316 Morgan Stanley & Co. International plc 09/17/25 19,820
USD 9,648 CAD 13,081 HSBC Bank plc 09/17/25 4
USD 1,328,372 HKD 10,351,803 UBS AG 09/17/25 803
USD 27,559 INR 2,368,662 JPMorgan Chase Bank NA 09/17/25 23
USD 299,000 JPY 42,528,803 Morgan Stanley & Co. International plc 09/17/25 1,051
ZAR 2,649,431 USD 148,559 State Street Bank and Trust Co. 09/17/25 240
MXN 549,889 JPY 4,109,210 Citibank NA 09/26/25 216
MXN 157,111 JPY 1,173,854 Morgan Stanley & Co. International plc 09/26/25 63
USD 8,009 EGP 410,844 Citibank NA 10/02/25 14
EGP 948,313 USD 17,503 Citibank NA 11/20/25 559
426,456
USD 181,205 BRL 1,039,898 Barclays Bank plc 07/02/25 (10,195)
USD 141,495 BRL 781,596 BNP Paribas SA 07/02/25 (2,363)
USD 22,000 BRL 123,200 Goldman Sachs International 07/02/25 (676)
USD 13,450 TWD 403,904 BNP Paribas SA 07/15/25 (456)
COP 163,245,316 USD 40,076 JPMorgan Chase Bank NA 07/22/25 (234)
USD 105,160 COP 450,611,262 JPMorgan Chase Bank NA 07/22/25 (4,818)
USD 303,531 COP 1,288,290,027 Morgan Stanley & Co. International plc 07/22/25 (10,896)
USD 40,281 CZK 891,229 Deutsche Bank AG 07/22/25 (2,206)
USD 113,207 CZK 2,516,365 Natwest Markets plc 07/22/25 (6,754)
USD 9,260 HUF 3,333,206 Goldman Sachs International 07/22/25 (554)
USD 25,035 HUF 9,056,724 HSBC Bank plc 07/22/25 (1,631)
USD 36,154 IDR 599,175,564 Deutsche Bank AG 07/22/25 (836)
USD 59,225 IDR 984,259,122 Goldman Sachs International 07/22/25 (1,538)
USD 245,300 IDR 4,087,226,024 Morgan Stanley & Co. International plc 07/22/25 (7,025)
USD 393,265 MXN 7,666,086 Citibank NA 07/22/25 (14,363)
USD 335,675 MYR 1,436,555 Credit Agricole Corporate & Investment Bank SA 07/22/25 (5,408)
USD 28,506 MYR 120,297 Goldman Sachs International 07/22/25 (56)
USD 74,145 PEN 271,000 Deutsche Bank AG 07/22/25 (2,315)
USD 7,748 PHP 437,994 Bank of America NA 07/22/25 (26)
USD 3,821 PHP 215,729 Barclays Bank plc 07/22/25 (8)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 82,866 PLN 311,919 Goldman Sachs International 07/22/25 $ (3,629)
USD 246,744 PLN 936,731 HSBC Bank plc 07/22/25 (13,010)
USD 151,790 THB 5,022,234 Barclays Bank plc 07/22/25 (2,943)
USD 12,154 UYU 510,544 Goldman Sachs International 07/22/25 (720)
USD 379,379 ZAR 6,896,663 HSBC Bank plc 07/22/25 (9,548)
USD 154,760 ZAR 2,831,078 State Street Bank and Trust Co. 07/22/25 (4,894)
USD 23,443 ZAR 421,024 Toronto Dominion Bank 07/22/25 (300)
COP 391,665,050 USD 95,918 Citibank NA 07/25/25 (365)
USD 30,578 AUD 47,841 Morgan Stanley & Co. International plc 07/25/25 (923)
USD 32,000 CAD 44,055 HSBC Bank plc 07/25/25 (394)
USD 9,000 CHF 7,339 State Street Bank and Trust Co. 07/25/25 (278)
USD 39,618 CLP 37,282,915 Barclays Bank plc 07/25/25 (402)
USD 18,000 NOK 182,891 Bank of America NA 07/25/25 (148)
USD 22,000 PEN 79,218 Deutsche Bank AG 07/25/25 (349)
USD 18,900 TRY 820,632 Barclays Bank plc 07/31/25 (1,187)
USD 187,335 BRL 1,039,898 BNP Paribas SA 08/04/25 (2,447)
HKD 2,476,490 USD 320,000 BNP Paribas SA 08/15/25 (3,103)
USD 22,000 TRY 949,498 Barclays Bank plc 09/02/25 (527)
BRL 2,915,092 EUR 445,576 Goldman Sachs International 09/17/25 (1,483)
BRL 2,101,400 USD 380,000 Morgan Stanley & Co. International plc 09/17/25 (735)
EUR 647,096 CHF 604,407 Morgan Stanley & Co. International plc 09/17/25 (3,059)
GBP 235,290 EUR 276,600 Morgan Stanley & Co. International plc 09/17/25 (4,387)
GBP 106,151 USD 145,834 State Street Bank and Trust Co. 09/17/25 (52)
HKD 650,077 USD 83,434 Bank of New York Mellon 09/17/25 (65)
JPY 145,145,941 EUR 880,479 Deutsche Bank AG 09/17/25 (25,706)
MXN 9,825,091 EUR 443,947 Deutsche Bank AG 09/17/25 (6,415)
NOK 7,392,235 CHF 594,549 Morgan Stanley & Co. International plc 09/17/25 (22,982)
USD 311,200 BRL 1,772,005 Goldman Sachs International 09/17/25 (8,615)
USD 271,184 CAD 369,130 Toronto Dominion Bank 09/17/25 (958)
USD 302,008 EUR 258,203 Bank of America NA 09/17/25 (3,729)
USD 69,188 EUR 59,346 Barclays Bank plc 09/17/25 (1,083)
USD 1,257,279 EUR 1,087,547 Deutsche Bank AG 09/17/25 (30,481)
USD 96,754 EUR 83,020 JPMorgan Chase Bank NA 09/17/25 (1,550)
USD 2,322,783 GBP 1,718,944 Natwest Markets plc 09/17/25 (37,915)
USD 2,858 IDR 46,624,717 BNP Paribas SA 09/17/25 (21)
USD 196,619 MXN 3,785,349 State Street Bank and Trust Co. 09/17/25 (3,438)
USD 609,267 NOK 6,155,353 State Street Bank and Trust Co. 09/17/25 (1,714)
ZAR 6,170,987 EUR 301,011 State Street Bank and Trust Co. 09/17/25 (9,847)
USD 5,900 TRY 265,564 Barclays Bank plc 09/26/25 (273)
USD 13,000 TRY 603,655 UBS AG 09/26/25 (1,033)
USD 18,900 TRY 883,811 Barclays Bank plc 10/24/25 (1,172)
(284,238)
$ 142,218
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 22 $ —
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 48 —
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 4 —
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 4 1
EUR Currency ............... Up and Out Bank of America NA 09/26/25 USD 1.18 USD 1.25 EUR 445 4,947
USD Currency ............... One-Touch HSBC Bank plc 09/29/25 CNH 7.50 CNH 7.50 USD 4 73
5,021
Put
EUR Currency ............... One-Touch
Goldman Sachs
International 07/14/25 USD 1.09 USD 1.09 EUR 5 2

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 07/24/25 CAD 1.34 CAD 1.34 USD 4 $ 424
USD Currency ............... Down and Out Barclays Bank plc 08/07/25 JPY 144.00 JPY 136.00 USD 36 316
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 79 702
1,444
$ 6,465
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................ 4 07/11/25 JPY 39,250.00 JPY 161,950 $ 40,138
SPDR S&P 500 ETF Trust ...................... 29 07/11/25 USD 615.00 USD 1,792 21,431
Air Products and Chemicals, Inc. ................. 1 07/18/25 USD 280.00 USD 28 580
Alphabet, Inc. .............................. 6 07/18/25 USD 180.00 USD 106 1,950
Amazon.com, Inc. ........................... 14 07/18/25 USD 215.00 USD 307 11,515
Apple, Inc. ................................ 7 07/18/25 USD 210.00 USD 144 1,946
Apple, Inc. ................................ 7 07/18/25 USD 215.00 USD 144 1,002
Bank of America Corp. ........................ 50 07/18/25 USD 46.00 USD 237 10,175
Boston Scientific Corp. ........................ 10 07/18/25 USD 110.00 USD 107 1,075
Broadcom, Inc. ............................. 3 07/18/25 USD 260.00 USD 83 5,745
Capital One Financial Corp. ..................... 3 07/18/25 USD 200.00 USD 64 4,365
Chevron Corp. ............................. 1 07/18/25 USD 140.00 USD 14 490
Citigroup, Inc. .............................. 26 07/18/25 USD 80.00 USD 221 15,600
Confluent, Inc. .............................. 8 07/18/25 USD 25.00 USD 20 800
CyberArk Software Ltd. ........................ 1 07/18/25 USD 400.00 USD 41 1,605
Eli Lilly & Co. .............................. 1 07/18/25 USD 770.00 USD 78 2,840
EQT Corp. ................................ 4 07/18/25 USD 60.00 USD 23 394
Freeport-McMoRan, Inc. ....................... 5 07/18/25 USD 40.00 USD 22 1,863
Home Depot, Inc. (The) ....................... 1 07/18/25 USD 390.00 USD 37 38
Home Depot, Inc. (The) ....................... 1 07/18/25 USD 380.00 USD 37 177
Informatica, Inc. ............................ 8 07/18/25 USD 25.00 USD 19 60
Intuit, Inc. ................................. 1 07/18/25 USD 790.00 USD 79 1,310
Intuitive Surgical, Inc. ......................... 2 07/18/25 USD 585.00 USD 109 250
iShares China Large-Cap ETF ................... 306 07/18/25 USD 37.00 USD 1,125 22,185
JPMorgan Chase & Co. ....................... 8 07/18/25 USD 275.00 USD 232 13,060
Live Nation Entertainment, Inc. .................. 2 07/18/25 USD 150.00 USD 30 970
Live Nation Entertainment, Inc. .................. 2 07/18/25 USD 155.00 USD 30 480
Mastercard, Inc. ............................ 1 07/18/25 USD 590.00 USD 56 108
Mastercard, Inc. ............................ 1 07/18/25 USD 600.00 USD 56 47
Meta Platforms, Inc. .......................... 1 07/18/25 USD 675.00 USD 74 6,689
Meta Platforms, Inc. .......................... 2 07/18/25 USD 680.00 USD 148 12,459
Micron Technology, Inc. ....................... 3 07/18/25 USD 110.00 USD 37 4,170
Microsoft Corp. ............................. 5 07/18/25 USD 475.00 USD 249 12,613
Microsoft Corp. ............................. 5 07/18/25 USD 470.00 USD 249 15,250
NextEra Energy, Inc. ......................... 5 07/18/25 USD 70.00 USD 35 778
NextEra Energy, Inc. ......................... 6 07/18/25 USD 67.50 USD 42 1,830
NVIDIA Corp. .............................. 3 07/18/25 USD 130.00 USD 47 8,565
NVIDIA Corp. .............................. 10 07/18/25 USD 150.00 USD 158 10,174
Oracle Corp. ............................... 3 07/18/25 USD 175.00 USD 66 13,072
Oracle Corp. ............................... 3 07/18/25 USD 170.00 USD 66 14,714
Progressive Corp. (The) ....................... 2 07/18/25 USD 295.00 USD 53 115
Sabre Corp. ............................... 12 07/18/25 USD 3.00 USD 4 330
Salesforce, Inc. ............................. 2 07/18/25 USD 270.00 USD 55 1,629
SPDR S&P 500 ETF Trust ...................... 1 07/18/25 USD 625.00 USD 62 419
SPDR S&P 500 ETF Trust ...................... 11 07/18/25 USD 620.00 USD 680 7,200
Stryker Corp. .............................. 1 07/18/25 USD 400.00 USD 40 495
Trane Technologies plc ........................ 2 07/18/25 USD 450.00 USD 87 640
UniCredit SpA .............................. 6 07/18/25 EUR 54.00 EUR 171 11,450
Valero Energy Corp. .......................... 2 07/18/25 USD 135.00 USD 27 690

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Vertiv Holdings Co. .......................... 4 07/18/25 USD 120.00 USD 51 $ 4,290
Vistra Corp. ............................... 2 07/18/25 USD 180.00 USD 39 3,515
Walt Disney Co. (The) ........................ 3 07/18/25 USD 115.00 USD 37 2,850
Wells Fargo & Co. ........................... 26 07/18/25 USD 80.00 USD 208 6,201
Williams Cos., Inc. (The) ....................... 3 07/18/25 USD 60.00 USD 19 990
Xerox Holdings Corp. ......................... 5 07/18/25 USD 6.00 USD 3 38
Xerox Holdings Corp. ......................... 9 07/18/25 USD 7.00 USD 5 68
Alphabet, Inc. .............................. 5 08/15/25 USD 185.00 USD 89 2,913
Eli Lilly & Co. .............................. 1 08/15/25 USD 820.00 USD 78 3,052
EURO STOXX Bank Index ..................... 35 08/15/25 EUR 210.00 EUR 352 5,308
iShares Russell 2000 ETF ...................... 23 08/15/25 USD 220.00 USD 496 11,338
Meta Platforms, Inc. .......................... 3 08/15/25 USD 740.00 USD 221 11,738
Microsoft Corp. ............................. 3 08/15/25 USD 505.00 USD 149 4,140
Netflix, Inc. ................................ 1 08/15/25 USD 1,320.00 USD 134 8,813
NVIDIA Corp. .............................. 11 08/15/25 USD 160.00 USD 174 8,415
Paramount Global ........................... 5 08/15/25 USD 13.00 USD 6 118
Sabre Corp. ............................... 9 08/15/25 USD 4.00 USD 3 68
SPDR Gold Shares
(a)
......................... 16 08/15/25 USD 315.00 USD 488 5,880
SPDR Gold Shares
(a)
......................... 46 08/15/25 USD 310.00 USD 1,402 24,610
SPDR Gold Shares
(a)
......................... 68 08/15/25 USD 320.00 USD 2,073 16,626
Walmart, Inc. .............................. 18 08/15/25 USD 105.00 USD 176 1,169
Walt Disney Co. (The) ........................ 9 08/15/25 USD 125.00 USD 112 4,343
Wells Fargo & Co. ........................... 34 08/15/25 USD 85.00 USD 272 4,232
U.S. Treasury 10-Year Note ..................... 1 08/22/25 USD 114.00 USD 100 406
Advanced Micro Devices, Inc. ................... 5 09/19/25 USD 155.00 USD 71 3,712
Citigroup, Inc. .............................. 19 09/19/25 USD 90.00 USD 162 4,285
EURO STOXX Bank Index ..................... 30 09/19/25 EUR 200.00 EUR 301 15,902
Hilton Worldwide Holdings, Inc. .................. 10 09/19/25 USD 270.00 USD 266 11,700
NVIDIA Corp. .............................. 8 09/19/25 USD 160.00 USD 126 9,759
SPDR Gold Shares
(a)
......................... 44 09/19/25 USD 325.00 USD 1,341 15,400
Walmart, Inc. .............................. 11 09/19/25 USD 100.00 USD 108 4,098
Walt Disney Co. (The) ........................ 5 09/19/25 USD 125.00 USD 62 3,075
Sabre Corp. ............................... 7 10/17/25 USD 4.00 USD 2 123
Wells Fargo & Co. ........................... 20 10/17/25 USD 85.00 USD 160 5,909
Informatica, Inc. ............................ 3 11/21/25 USD 35.00 USD 7 120
490,685
Put
EURO STOXX Bank Index ..................... 7 07/18/25 EUR 165.00 EUR 70 41
EURO STOXX Bank Index ..................... 8 07/18/25 EUR 175.00 EUR 80 82
Invesco QQQ Trust, Series 1 .................... 15 07/18/25 USD 500.00 USD 827 870
iShares iBoxx $ High Yield Corporate Bond ETF ....... 10 07/18/25 USD 78.00 USD 81 30
iShares iBoxx $ High Yield Corporate Bond ETF ....... 13 07/18/25 USD 77.00 USD 105 33
iShares Russell 2000 ETF ...................... 3 07/18/25 USD 170.00 USD 65 18
iShares Russell 2000 ETF ...................... 6 07/18/25 USD 180.00 USD 129 57
NIKE, Inc. ................................. 54 07/18/25 USD 55.00 USD 384 216
SPDR S&P 500 ETF Trust ...................... 15 07/18/25 USD 570.00 USD 927 825
iShares Russell 2000 ETF ...................... 4 08/15/25 USD 185.00 USD 86 260
iShares Russell 2000 ETF ...................... 5 08/15/25 USD 195.00 USD 108 640
Oracle Corp. ............................... 14 08/15/25 USD 190.00 USD 306 2,282
SPDR S&P 500 ETF Trust ...................... 1 08/15/25 USD 595.00 USD 62 554
American Airlines Group, Inc. .................... 7 09/19/25 USD 8.00 USD 8 95
Dollar Tree, Inc. ............................. 18 09/19/25 USD 85.00 USD 178 3,897
9,900
$ 500,585
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 07/22/25 COP 4,200.00 USD 27 $ 149
EUR Currency ........................... Societe Generale SA 07/24/25 USD 1.17 EUR 31 489
EUR Currency ........................... BNP Paribas SA 07/29/25 USD 1.18 EUR 71 803
USD Currency ........................... Royal Bank of Canada 08/07/25 MXN 19.40 USD 103 538
1,979
Put
EUR Currency ........................... HSBC Bank plc 07/09/25 USD 1.13 EUR 57 1
EUR Currency ........................... Barclays Bank plc 07/15/25 USD 1.02 EUR 107 —
EUR Currency ........................... BNP Paribas SA 07/15/25 USD 1.06 EUR 32 —
EUR Currency ........................... JPMorgan Chase Bank NA 07/15/25 USD 1.14 EUR 47 14
EUR Currency ........................... UBS AG 07/15/25 USD 1.06 EUR 71 —
USD Currency ........................... Barclays Bank plc 07/18/25 BRL 5.80 USD 34 2,106
EUR Currency ........................... JPMorgan Chase Bank NA 07/24/25 USD 1.15 EUR 14 22
USD Currency ........................... Citibank NA 08/06/25 CNH 7.05 USD 1,890 3,253
USD Currency ........................... HSBC Bank plc 08/14/25 BRL 5.52 USD 43 827
6,223
$ 8,202
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 4,375 07/15/25 USD 648 $ —
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 225 $ 450
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 07/16/25 USD 104.00 USD 190 100
$ 550
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Annual Deutsche Bank AG 07/10/25 3 .50 % USD 1,652 $ 975

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.50% Annual
JPMorgan Chase
Bank NA 08/18/25 3 .50 % USD 2,094 $ 13,375
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3 .65 USD 1,080 21,994
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.50% At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .50 GBP 8,310 34,741
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.60% At Termination
Morgan Stanley & Co.
International plc 05/01/26 3 .60 GBP 10,275 51,507
$ 122,592
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................. 4 07/11/25 JPY 41,000.00 JPY 161,950 $ (10,069)
SPDR S&P 500 ETF Trust ....................... 29 07/11/25 USD 625.00 USD 1,792 (6,873)
Alphabet, Inc. ............................... 8 07/18/25 USD 185.00 USD 142 (1,316)
Amazon.com, Inc. ............................ 10 07/18/25 USD 220.00 USD 219 (5,225)
Bank of America Corp. ......................... 13 07/18/25 USD 48.00 USD 62 (1,138)
Boeing Co. (The) ............................. 4 07/18/25 USD 210.00 USD 84 (2,100)
Capital One Financial Corp. ...................... 5 07/18/25 USD 210.00 USD 106 (3,500)
Chevron Corp. .............................. 3 07/18/25 USD 155.00 USD 43 (64)
EQT Corp. ................................. 6 07/18/25 USD 65.00 USD 35 (69)
iShares China Large-Cap ETF .................... 235 07/18/25 USD 42.00 USD 864 (1,645)
SPDR S&P 500 ETF Trust ....................... 1 07/18/25 USD 635.00 USD 62 (137)
SPDR S&P 500 ETF Trust ....................... 22 07/18/25 USD 630.00 USD 1,359 (5,456)
UniCredit SpA ............................... 6 07/18/25 EUR 62.00 EUR 171 (571)
Vertiv Holdings Co. ........................... 8 07/18/25 USD 125.00 USD 103 (5,820)
Alphabet, Inc. ............................... 6 08/15/25 USD 200.00 USD 106 (1,278)
Amazon.com, Inc. ............................ 2 08/15/25 USD 250.00 USD 44 (352)
Amazon.com, Inc. ............................ 14 08/15/25 USD 235.00 USD 307 (6,650)
Apple, Inc. ................................. 14 08/15/25 USD 230.00 USD 287 (2,156)
Bank of America Corp. ......................... 50 08/15/25 USD 50.00 USD 237 (3,400)
Broadcom, Inc. .............................. 3 08/15/25 USD 300.00 USD 83 (1,822)
Cameco Corp. ............................... 12 08/15/25 USD 85.00 USD 89 (1,818)
CyberArk Software Ltd. ......................... 1 08/15/25 USD 460.00 USD 41 (705)
Eli Lilly & Co. ............................... 2 08/15/25 USD 900.00 USD 156 (2,135)
Freeport-McMoRan, Inc. ........................ 5 08/15/25 USD 48.00 USD 22 (382)
JPMorgan Chase & Co. ........................ 7 08/15/25 USD 290.00 USD 203 (6,702)
Meta Platforms, Inc. ........................... 3 08/15/25 USD 820.00 USD 221 (3,442)
Meta Platforms, Inc. ........................... 3 08/15/25 USD 780.00 USD 221 (6,615)
Micron Technology, Inc. ........................ 3 08/15/25 USD 125.00 USD 37 (1,897)
Micron Technology, Inc. ........................ 11 08/15/25 USD 135.00 USD 136 (3,168)
Netflix, Inc. ................................. 1 08/15/25 USD 1,500.00 USD 134 (2,235)
NextEra Energy, Inc. .......................... 11 08/15/25 USD 80.00 USD 76 (363)
NVIDIA Corp. ............................... 13 08/15/25 USD 165.00 USD 205 (7,085)
Oracle Corp. ................................ 6 08/15/25 USD 200.00 USD 131 (13,845)
Oracle Corp. ................................ 14 08/15/25 USD 220.00 USD 306 (14,071)
Salesforce, Inc. .............................. 2 08/15/25 USD 300.00 USD 55 (535)
SPDR Gold Shares
(a)
.......................... 16 08/15/25 USD 335.00 USD 488 (1,088)
SPDR Gold Shares
(a)
.......................... 46 08/15/25 USD 325.00 USD 1,402 (7,314)
SPDR Gold Shares
(a)
.......................... 68 08/15/25 USD 340.00 USD 2,073 (3,128)
Vertiv Holdings Co. ........................... 4 08/15/25 USD 145.00 USD 51 (2,040)
Vistra Corp. ................................ 2 08/15/25 USD 210.00 USD 39 (2,021)
Walmart, Inc. ............................... 18 08/15/25 USD 115.00 USD 176 (216)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 3 08/15/25 USD 130.00 USD 37 $ (831)
Air Products and Chemicals, Inc. .................. 1 09/19/25 USD 310.00 USD 28 (375)
Alphabet, Inc. ............................... 6 09/19/25 USD 200.00 USD 106 (2,116)
Amazon.com, Inc. ............................ 7 09/19/25 USD 240.00 USD 154 (3,990)
Apollo Global Management, Inc. ................... 2 09/19/25 USD 160.00 USD 28 (575)
Apple, Inc. ................................. 6 09/19/25 USD 230.00 USD 123 (1,743)
Boeing Co. (The) ............................. 3 09/19/25 USD 230.00 USD 63 (1,635)
Cameco Corp. ............................... 4 09/19/25 USD 90.00 USD 30 (780)
Chevron Corp. .............................. 2 09/19/25 USD 160.00 USD 29 (256)
Crowdstrike Holdings, Inc. ....................... 2 09/19/25 USD 560.00 USD 102 (4,660)
CyberArk Software Ltd. ......................... 1 09/19/25 USD 460.00 USD 41 (1,060)
Eli Lilly & Co. ............................... 1 09/19/25 USD 940.00 USD 78 (1,210)
EQT Corp. ................................. 5 09/19/25 USD 70.00 USD 29 (375)
Freeport-McMoRan, Inc. ........................ 7 09/19/25 USD 50.00 USD 30 (610)
Hess Corp. ................................. 1 09/19/25 USD 160.00 USD 14 (135)
Intuit, Inc. .................................. 1 09/19/25 USD 860.00 USD 79 (1,500)
Intuitive Surgical, Inc. .......................... 1 09/19/25 USD 600.00 USD 54 (1,215)
Meta Platforms, Inc. ........................... 1 09/19/25 USD 820.00 USD 74 (1,870)
Micron Technology, Inc. ........................ 3 09/19/25 USD 155.00 USD 37 (492)
Microsoft Corp. .............................. 4 09/19/25 USD 540.00 USD 199 (2,410)
Oracle Corp. ................................ 3 09/19/25 USD 250.00 USD 66 (2,032)
Salesforce, Inc. .............................. 2 09/19/25 USD 310.00 USD 55 (1,125)
Tesla, Inc. .................................. 1 09/19/25 USD 420.00 USD 32 (892)
Valero Energy Corp. ........................... 2 09/19/25 USD 155.00 USD 27 (339)
Vistra Corp. ................................ 5 09/19/25 USD 220.00 USD 97 (5,562)
Walt Disney Co. (The) ......................... 2 09/19/25 USD 135.00 USD 25 (481)
NVIDIA Corp. ............................... 8 11/21/25 USD 200.00 USD 126 (3,800)
Alphabet, Inc. ............................... 10 12/19/25 USD 220.00 USD 177 (3,850)
Amazon.com, Inc. ............................ 12 12/19/25 USD 270.00 USD 263 (5,580)
Apple, Inc. ................................. 18 12/19/25 USD 240.00 USD 369 (8,505)
Broadcom, Inc. .............................. 5 12/19/25 USD 380.00 USD 138 (3,175)
Eli Lilly & Co. ............................... 2 12/19/25 USD 1,000.00 USD 156 (3,635)
Meta Platforms, Inc. ........................... 3 12/19/25 USD 940.00 USD 221 (4,672)
Microsoft Corp. .............................. 8 12/19/25 USD 580.00 USD 398 (5,360)
NVIDIA Corp. ............................... 18 12/19/25 USD 220.00 USD 284 (5,940)
(223,232)
Put
Mastercard, Inc. ............................. 1 07/18/25 USD 540.00 USD 56 (278)
NIKE, Inc. .................................. 54 07/18/25 USD 50.00 USD 384 (135)
Progressive Corp. (The) ........................ 1 07/18/25 USD 255.00 USD 27 (242)
SPDR Gold Shares
(a)
.......................... 11 07/18/25 USD 300.00 USD 335 (2,442)
SPDR Gold Shares
(a)
.......................... 16 07/18/25 USD 290.00 USD 488 (760)
Trane Technologies plc ......................... 1 07/18/25 USD 400.00 USD 44 (155)
Alphabet, Inc. ............................... 5 08/15/25 USD 165.00 USD 89 (1,800)
Eli Lilly & Co. ............................... 1 08/15/25 USD 700.00 USD 78 (1,615)
Intuitive Surgical, Inc. .......................... 1 08/15/25 USD 465.00 USD 54 (525)
Meta Platforms, Inc. ........................... 3 08/15/25 USD 620.00 USD 221 (1,681)
Microsoft Corp. .............................. 3 08/15/25 USD 440.00 USD 149 (712)
Netflix, Inc. ................................. 1 08/15/25 USD 1,100.00 USD 134 (847)
SPDR Gold Shares
(a)
.......................... 11 08/15/25 USD 295.00 USD 335 (2,755)
SPDR Gold Shares
(a)
.......................... 34 08/15/25 USD 300.00 USD 1,036 (13,940)
Walt Disney Co. (The) ......................... 9 08/15/25 USD 110.00 USD 112 (832)
Wells Fargo & Co. ............................ 34 08/15/25 USD 67.50 USD 272 (1,157)
Advanced Micro Devices, Inc. .................... 5 09/19/25 USD 125.00 USD 71 (2,250)
Citigroup, Inc. ............................... 19 09/19/25 USD 75.00 USD 162 (2,128)
Dollar Tree, Inc. .............................. 18 09/19/25 USD 70.00 USD 178 (1,530)
EURO STOXX Bank Index ...................... 15 09/19/25 EUR 165.00 EUR 151 (950)
Hilton Worldwide Holdings, Inc. ................... 10 09/19/25 USD 230.00 USD 266 (2,450)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 67 09/19/25 USD 103.00 USD 734 (13,467)
SPDR Gold Shares
(a)
.......................... 44 09/19/25 USD 290.00 USD 1,341 (11,352)
Walmart, Inc. ............................... 11 09/19/25 USD 90.00 USD 108 (1,809)
Walt Disney Co. (The) ......................... 5 09/19/25 USD 110.00 USD 62 (742)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
$ (66,554)
$ (289,786)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Societe Generale SA 07/24/25 USD 1.18 EUR 31 $ (312)
EUR Currency ............................. Bank of America NA 07/29/25 USD 1.17 EUR 795 (16,138)
EUR Currency ............................. BNP Paribas SA 07/29/25 USD 1.20 EUR 107 (470)
USD Currency ............................. Royal Bank of Canada 08/07/25 MXN 20.00 USD 103 (230)
MXN Currency ............................ Morgan Stanley & Co. International plc 09/24/25 JPY 7.85 MXN 707 (334)
–
(17,484)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 07/03/25 JPY 140.00 USD 236 (5)
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 107 —
USD Currency ............................. Barclays Bank plc 07/18/25 BRL 5.65 USD 50 (1,852)
USD Currency ............................. Citibank NA 08/06/25 CNH 6.90 USD 1,890 (849)
–
(2,706)
–
$ (20,190)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly
Goldman Sachs
International 07/16/25 NR USD 99.00 USD 190 $ (69)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
3-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/18/25 3 .20 % USD 2,094 $ (5,098)
30-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual Citibank NA 08/27/25 3 .60 USD 700 (4,214)
5-Year Interest Rate Swap
(a)
. 2.05% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/02/25 2 .05 EUR 885 (1,318)
2-Year Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual Deutsche Bank AG 09/03/25 3 .25 USD 1,762 (4,023)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual Bank of America NA 09/12/25 3 .23 USD 2,678 (13,513)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/22/25 3 .05 USD 5,750 (9,257)
2-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3 .30 USD 4,216 (13,898)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.08% Annual 1-day SOFR Annual Citibank NA 09/26/25 3 .08 % USD 5,310 $ (10,834)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 3 .05 USD 2,910 (5,702)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual Deutsche Bank AG 09/30/25 3 .00 USD 2,154 (6,677)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3 .15 USD 1,080 (5,117)
10-Year Interest Rate Swap
(a)
3.46% Annual 1-day SOFR Annual BNP Paribas SA 04/06/26 3 .46 USD 137 (2,443)
1-Year Interest Rate Swap
(a)
. 3.10% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 04/22/26 3 .10 GBP 8,310 (17,825)
1-Year Interest Rate Swap
(a)
. 2.80% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 05/01/26 2 .80 GBP 10,275 (13,777)
(113,696)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 07/07/25 3 .75 USD 472 (942)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual Deutsche Bank AG 07/10/25 4 .30 USD 826 —
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 08/04/25 3 .80 USD 230 (127)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 09/10/25 2 .15 EUR 3,681 (3,605)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual UBS AG 09/15/25 3 .95 USD 5,357 (1,254)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual BNP Paribas SA 09/22/25 3 .90 USD 2,836 (1,016)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.50% Annual Deutsche Bank AG 09/25/25 2 .50 EUR 1,585 (4,071)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Citibank NA 11/06/25 3 .80 USD 4,299 (4,148)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual Deutsche Bank AG 11/06/25 4 .10 USD 1,197 (1,784)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual
Nomura International
plc 11/10/25 3 .95 USD 960 (561)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.45% Annual
Morgan Stanley & Co.
International plc 12/09/25 2 .45 EUR 1,265 (914)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.46% Annual BNP Paribas SA 04/06/26 3 .46 USD 137 (5,153)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.20% At Termination
Morgan Stanley & Co.
International plc 04/22/26 4 .20 GBP 8,310 (5,942)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 05/01/26 4 .10 GBP 10,275 (10,003)
(39,520)
$ (153,216)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0 .69 % Deutsche Bank AG 09/02/25 USD 12,870 $ (4,192) $ (5,985) $ 1,793
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (4,567) $ (3,827) $ (740)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (838) (34) (804)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 % Quarterly 06/20/30 USD 55 $ (4,221) $ (857) $ (3,364)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 160 (1,739) (3,524) 1,785
$ (11,365) $ (8,242) $ (3,123)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 % Quarterly 12/20/27 BB- USD 149 $ 9,858 $ 4 $ 9,854
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 BB- USD 257 19,348 6,692 12,656
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 857 91,828 73,275 18,553
iTraxx Europe Crossover
Index Series 43.V1 .. 5 .00 Quarterly 06/20/30 B+ EUR 14 1,692 1,363 329
$ 122,726 $ 81,334 $ 41,392
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.24% At Termination N/A 07/30/25 USD 21,580 $ (2,455) $ — $ (2,455)
1-day EFFR At Termination 4.28% At Termination 07/30/25
(a)
09/17/25 USD 11,520 211 — 211
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,975 (1,356) — (1,356)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 5,365 1,332 — 1,332
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 3,858 — 3,858
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 2,033 (754) — (754)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 77,494 683 76,811
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 2,826 (1,504) — (1,504)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 9,030 — 9,030
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 1,322 (3) — (3)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,687 (74) — (74)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 1,548 — 1,548
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 1,873 31 — 31
4.21% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 170 87 — 87
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (612) — (612)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 385 11 — 11
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 1,623 — 1,623
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 25,682 — 25,682
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 15,161 — 15,161
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 13,529 212 — 212
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 (282) — (282)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (565) — (565)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (968) — (968)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 15,554 $ 2,648 $ — $ 2,648
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 77 (308) 8 (316)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 223,396 3,411 219,985
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 2,318 24,538 — 24,538
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 2,318 26,764 — 26,764
6-mo. BUBOR Semi-Annual 5.68% Annual 09/17/25
(a)
09/17/27 HUF 13,407 (210) — (210)
6-mo. BUBOR Semi-Annual 5.76% Annual 09/17/25
(a)
09/17/27 HUF 24,000 (274) — (274)
6.99% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 410 (28) — (28)
3.97% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 227 233 — 233
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 13,159 — 13,159
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 27,208 — 27,208
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 (8,192) — (8,192)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 (2,348) — (2,348)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (24,630) — (24,630)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 23,788 — 23,788
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 152,896 (8) — (8)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 8,714 — 8,714
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 8,810 — 8,810
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 43,454 — 43,454
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 4,813 1,218 — 1,218
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 5,883 1,581 — 1,581
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 535,736 11,513 524,223
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 44,431 — 44,431
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 41,204 — 41,204
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 30,614 — 30,614
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 3,964 — 3,964
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 18,882 — 18,882
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 623 (1,697) — (1,697)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 1,099 19,252 — 19,252
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 25,475 — 25,475
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 25 193 7 186
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 26 547 582 (35)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 49 421 113 308
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 687 (1,438) — (1,438)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (13,034) — (13,034)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 18,004 — 18,004
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 (476) — (476)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 93 613 — 613
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 155 1,130 — 1,130
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 5,425 292 — 292
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (3,381) — (3,381)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 245 (23) — (23)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 276 (934) — (934)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 513 153 — 153
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 323 (49) — (49)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 502 34 59 (25)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 360 29 — 29
3.70% Annual 6-mo. PRIBOR Semi-Annual N/A 06/30/30 – — — —
6-mo. PRIBOR Semi-Annual 3.41% Annual 09/17/25
(a)
09/17/30 CZK 748 (389) — (389)
6-mo. PRIBOR Semi-Annual 3.55% Annual 09/17/25
(a)
09/17/30 CZK 1,028 (210) — (210)
6-mo. WIBOR Semi-Annual 4.04% Annual 09/17/25
(a)
09/17/30 PLN 128 (241) — (241)
6-mo. BUBOR Semi-Annual 5.96% Annual 09/17/25
(a)
09/17/30 HUF 1,938 (32) — (32)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 981 (924) — (924)
7.60% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 785 (425) — (425)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 128,062 — 128,062
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (5,948) — (5,948)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 13,976 — 13,976
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 6,992 — 6,992
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 7,073 — 7,073
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 1,978 791 — 791

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 1,978 $ 807 $ — $ 807
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 552,656 16,509 536,147
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (3,743) — (3,743)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (3,867) — (3,867)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 (667) — (667)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 3,713 — 3,713
1-day THOR Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/35 THB 289 — — —
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 9,597 — 9,597
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (4,254) 72 (4,326)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 21,454 — 21,454
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (24,319) — (24,319)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (24,287) — (24,287)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 9,500 1,639 7,861
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 187,208 987 186,221
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (29,812) 1,615 (31,427)
$ 2,059,873 $ 37,198 $ 2,022,675
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 4,125 $ — $ 4,125
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 5 $ 142 $ 164 $ (22)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 5 29 227 (198)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (161) 69 (230)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 33 1,321 (1,288)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 33 1,286 (1,253)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 1,603 578 1,025
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (37) 82 (119)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (39) 88 (127)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (546) 410 (956)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (954) 819 (1,773)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (1,424) (341) (1,083)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 (1,462) 954 (2,416)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 10 (1,502) (1,007) (495)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (751) (445) (306)
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 35 (487) (205) (282)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 34 (238) — (238)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 15 94 662 (568)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 20 (3,288) (2,903) (385)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 38 (1,198) (805) (393)
Occidental Petroleum Corp. ... 1 .00 Quarterly Deutsche Bank AG 06/20/30 USD 20 (53) (53) —

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Panama ........ 1 .00 % Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 5 $ 193 $ 232 $ (39)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 10 (201) (53) (148)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 45 48 274 (226)
$ – $ – $ –
$ (10,166) $ 1,354 $ (11,520)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly Deutsche Bank AG 12/20/29 D EUR 32 $ (5,971) $ (5,477) $ (494)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 11 1,173 (967) 2,140
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 8 494 516 (22)
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 18 199 100 99
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 71 10,890 8,430 2,460
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 18 220 104 116
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 34 70 (92) 162
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 5 888 803 85
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 5 888 759 129
AXA SA ............ 1 .00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 38 1,168 785 383
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 B EUR 13 1,450 418 1,032
$ 11,469 $ 5,379 $ 6,090
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 707 $ (1,547) $ — $ (1,547)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 76 (92) — (92)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 599 (568) — (568)
1-day
BZDIOVER At Termination 14.67% At Termination Barclays Bank plc 07/01/25 BRL 494 — — —
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 370 (50) — (50)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 132 12 — 12
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,397 9 — 9
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 20,705 70 — 70

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 $ (20,651) $ — $ (20,651)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (12,985) — (12,985)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (25,546) — (25,546)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (24,488) — (24,488)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (137) — (137)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 298 (5,190) — (5,190)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 591 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 688 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 1,058 — — —
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 2,763 — — —
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 55 102 — 102
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 266 571 — 571
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 153 1,112 — 1,112
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 269,522 64 — 64
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 172,073 798 — 798
8.34% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 09/17/30 COP 212,130 753 — 753
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 173 — — —
$ (87,763) $ — $ (87,763)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.67% ........... At Termination
KOSPI 200 Index
Futures September
2025
At
Termination BNP Paribas SA 09/17/25 KRW 313,388 $ (708) $ — $ (708)
1-day SOFR minus
0.40% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 3 2,525 — 2,525
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 3 — — —
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 2 — — —

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 1 $ 935 $ — $ 935
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 09/19/25 USD 2 1,804 — 1,804
1-day SOFR minus
0.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/19/25 USD 4 3,455 — 3,455
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 1 279 — 279
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 6 2,031 — 2,031
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 09/19/25 USD 3 (3,774) — (3,774)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65% Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 3 (5,092) — (5,092)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.75%
At
Termination
Goldman Sachs
International 09/19/25 USD 5 (7,624) — (7,624)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 7 44 — 44
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 4 17 — 17
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 6 30 — 30
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 7 1 — 1
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 10 — — —
$ (6,077) $ — $ (6,077)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 151,917 02/11/26 0.26% 1D OBFR01 Monthly $ (8,666)
AMC Networks, Inc. .......... Barclays Bank plc 4,276 07/28/25 0.20% 1D OBFR01 Monthly —

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA USD 22,727 02/09/26 0.20% 1D OBFR01 Monthly $ (1,616)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 5,227 02/11/26 0.75% 1D OBFR01 Monthly 249
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 4,632 02/09/26 0.20% 1D OBFR01 Monthly 472
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 34,258 02/09/26 0.20% 1D OBFR01 Monthly (3,613)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 18,647 02/11/26 0.75% 1D OBFR01 Monthly 509
POSCO Future M Co. Ltd. ...... Citibank NA — 02/25/26 0.00% 1D OBFR01 Monthly (241)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA — 02/10/26 0.00% 1D OBFR01 Monthly (307)
Rasan Information Technology Co. JPMorgan Chase Bank NA 22,981 02/11/26 0.75% 1D OBFR01 Monthly 1,023
Total long positions of equity swaps (12,190)
Short contracts
(b)
Abbott Laboratories .......... Citibank NA (32,781) 02/24/28 (0.15)% 1D OBFR01 Monthly (676)
New Oriental Education &
Technology Group, Inc. ...... Citibank NA (15,266) 02/25/26 (0.28)% 1D OBFR01 Monthly (2,015)
Nexi SpA ................. Citibank NA (23,514) 02/26/26 (0.12)% 1D OBFR01 Monthly (1,797)
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (26,822) 02/10/26 (0.25)% 1D OBFR01 Monthly (1,413)
Nippon Express Holdings, Inc. ... Citibank NA (3,810) 02/26/26 (0.15)% 1D OBFR01 Monthly (202)
Norfolk Southern Corp. ........ Citibank NA (28,224) 02/24/28 (0.15)% 1D OBFR01 Monthly 67
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (8,305) 02/10/26 (0.25)% 1D OBFR01 Monthly 153
Norwegian Cruise Line Holdings Ltd. Citibank NA (68,598) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,073)
Novonesis Novozymes B ...... Citibank NA (76,072) 02/26/26 (0.26)% 1D OBFR01 Monthly 685
NU Holdings Ltd. ............ Citibank NA (31,893) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,203)
Oji Holdings Corp. ........... Citibank NA (29,568) 02/26/26 (0.13)% 1D OBFR01 Monthly (1,141)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (32,401) 02/26/26 (0.13)% 1D OBFR01 Monthly (1,196)
ORLEN SA ................ Citibank NA (52,983) 02/26/26 (0.50)% 1D OBFR01 Monthly (850)
Packaging Corp. of America .... Citibank NA (45,082) 02/24/28 (0.15)% 1D OBFR01 Monthly 42
Parker-Hannifin Corp. ......... Citibank NA (73,064) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,768)
Paycom Software, Inc. ........ Citibank NA (16,075) 02/24/28 (0.15)% 1D OBFR01 Monthly 108
Pentair plc ................ Citibank NA (51,134) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,531)
Pernod Ricard SA ........... Citibank NA (68,389) 02/26/26 (0.26)% 1D OBFR01 Monthly 259
Neste OYJ ................ Citibank NA (48,912) 02/26/26 (0.26)% 1D OBFR01 Monthly (160)
NEC Corp. ................ Citibank NA (62,347) 02/26/26 (0.12)% 1D OBFR01 Monthly (4,756)
Natura & Co. Holding SA ....... JPMorgan Chase Bank NA (3,733) 02/10/26 (5.00)% 1D OBFR01 Monthly (349)
Natura & Co. Holding SA ....... Citibank NA (4,809) 02/24/28 (4.50)% 1D OBFR01 Monthly (432)
Lamb Weston Holdings, Inc. .... Citibank NA (44,354) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,837
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (4,287) 02/09/26 (0.15)% 1D OBFR01 Monthly 295
LG Energy Solution Ltd. ....... Citibank NA (15,293) 02/25/26 (13.50)% 1D OBFR01 Monthly (514)
Li Auto, Inc. ............... Citibank NA (57,626) 02/25/26 (0.17)% 1D OBFR01 Monthly 300
LKQ Corp. ................ Citibank NA (79,502) 02/24/28 (0.15)% 1D OBFR01 Monthly 745
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (10,146) 02/10/26 (0.46)% 1D OBFR01 Monthly 401
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (40,639) 02/10/26 (0.25)% 1D OBFR01 Monthly 2,721
Marfrig Global Foods SA ....... Citibank NA (17,250) 02/24/28 (5.00)% 1D OBFR01 Monthly 748
POSCO Future M Co. Ltd. ...... Citibank NA (8,452) 02/25/26 (16.00)% 1D OBFR01 Monthly (228)
Marfrig Global Foods SA ....... JPMorgan Chase Bank NA (15,041) 02/10/26 (5.00)% 1D OBFR01 Monthly 931
Meituan .................. Citibank NA (18,413) 02/25/26 (0.13)% 1D OBFR01 Monthly 718
Mercari, Inc. ............... Citibank NA (66,073) 02/26/26 (0.10)% 1D OBFR01 Monthly 293
Mercari, Inc. ............... JPMorgan Chase Bank NA (193) 02/10/26 (0.25)% 1D OBFR01 Monthly (11)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (62,879) 02/10/26 (0.25)% 1D OBFR01 Monthly 7,896
Mitsubishi Heavy Industries Ltd. .. Citibank NA (23,375) 02/26/26 (0.15)% 1D OBFR01 Monthly (1,649)
MMG Ltd. ................. Citibank NA (28,673) 02/25/26 (0.30)% 1D OBFR01 Monthly (4,641)
Molina Healthcare, Inc. ........ Citibank NA (18,342) 02/24/28 (0.15)% 1D OBFR01 Monthly (426)
MonotaRO Co. Ltd. .......... Citibank NA (7,927) 02/26/26 (0.10)% 1D OBFR01 Monthly 53
MatsukiyoCocokara & Co. ...... Citibank NA (43,831) 02/26/26 (0.25)% 1D OBFR01 Monthly (1,424)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (10,837) 02/10/26 (15.00)% 1D OBFR01 Monthly (830)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (61,432) 02/25/26 (0.30)% 1D OBFR01 Monthly (100)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (7,032) 02/09/26 (0.25)% 1D OBFR01 Monthly (155)
SPDR S&P Retail ETF ........ JPMorgan Chase Bank NA (222,390) 02/09/26 (0.15)% 1D OBFR01 Monthly (1,855)
Square Enix Holdings Co. Ltd. ... Citibank NA (6,799) 02/26/26 (0.25)% 1D OBFR01 Monthly (382)
Square Enix Holdings Co. Ltd. ... JPMorgan Chase Bank NA (2,771) 02/10/26 (0.25)% 1D OBFR01 Monthly (520)
St James's Place plc ......... JPMorgan Chase Bank NA (14,405) 02/11/26 (0.25)% 1D OBFR01 Monthly (1,026)
Starbucks Corp. ............. Citibank NA (82,919) 02/24/28 (0.15)% 1D OBFR01 Monthly 544

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
SUMCO Corp. .............. Citibank NA USD (30,001) 02/26/26 (0.10)% 1D OBFR01 Monthly $ (3,705)
Sumitomo Metal Mining Co. Ltd. .. Citibank NA (43,018) 02/26/26 (0.10)% 1D OBFR01 Monthly (3,807)
Super Micro Computer, Inc. ..... Citibank NA (78,836) 02/24/28 (0.15)% 1D OBFR01 Monthly (15,655)
Solventum Corp. ............ Citibank NA (42,119) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,489)
Swatch Group AG (The) ....... Citibank NA (29,249) 02/26/26 (0.26)% 1D OBFR01 Monthly (301)
Teleperformance SE .......... Citibank NA (22,557) 02/26/26 (0.26)% 1D OBFR01 Monthly (2,405)
Telstra Group Ltd. ........... JPMorgan Chase Bank NA (27,176) 02/10/26 (0.25)% 1D OBFR01 Monthly (227)
Temenos AG (Registered) ...... Citibank NA (41,578) 02/26/26 (0.26)% 1D OBFR01 Monthly 488
Toyota Industries Corp. ........ Citibank NA (22,261) 02/26/26 (0.10)% 1D OBFR01 Monthly (312)
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (30,880) 02/10/26 (0.25)% 1D OBFR01 Monthly 1,054
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (107,847) 02/09/26 (0.33)% 1D OBFR01 Monthly (2,271)
Wise plc .................. Citibank NA (14,291) 02/26/26 (0.25)% 1D OBFR01 Monthly (152)
Xinyi Glass Holdings Ltd. ...... Citibank NA (12,662) 02/25/26 (0.75)% 1D OBFR01 Monthly (826)
Target Corp. ............... Citibank NA (65,447) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,438)
Kuaishou Technology ......... Citibank NA (36,834) 02/25/26 (0.24)% 1D OBFR01 Monthly (3,754)
Societe Generale SA ......... Citibank NA (65,805) 02/26/26 (0.26)% 1D OBFR01 Monthly (3,641)
Shin Kong Financial Holding Co. Ltd. Citibank NA (23,197) 02/25/26 (0.35)% 1D OBFR01 Monthly (400)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (6,917) 02/09/26 (0.15)% 1D OBFR01 Monthly (270)
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (506) 02/10/26 (0.25)% 1D OBFR01 Monthly 16
Renault SA ................ Citibank NA (21,436) 02/26/26 0.00% 1D OBFR01 Monthly (898)
Restaurant Brands International, Inc. Citibank NA (43,976) 02/24/28 (0.20)% 1D OBFR01 Monthly (269)
Rohm Co. Ltd. .............. Citibank NA (13,252) 02/26/26 (0.10)% 1D OBFR01 Monthly (752)
Sandoz Group AG ........... Citibank NA (121,826) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,112)
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (20,203) 02/10/26 (0.25)% 1D OBFR01 Monthly (400)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (33,216) 02/11/26 (0.26)% 1D OBFR01 Monthly (2,673)
Smurfit WestRock plc ......... Citibank NA (149,743) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,577)
Sasol Ltd. ................. JPMorgan Chase Bank NA (13,420) 02/11/26 (0.40)% 1D OBFR01 Monthly 1,669
SBI Sumishin Net Bank Ltd. ..... Citibank NA (19,944) 02/26/26 (1.08)% 1D OBFR01 Monthly (344)
Seatrium Ltd. .............. Citibank NA (23,757) 02/25/26 (1.08)% 1D OBFR01 Monthly (105)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (14,381) 02/10/26 (1.13)% 1D OBFR01 Monthly 475
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (7,375) 02/09/26 (0.15)% 1D OBFR01 Monthly (221)
SGH Ltd. ................. JPMorgan Chase Bank NA (31,793) 02/10/26 (0.25)% 1D OBFR01 Monthly (224)
Sharp Corp. ............... Citibank NA (2,254) 02/26/26 (1.24)% 1D OBFR01 Monthly (177)
Sharp Corp. ............... JPMorgan Chase Bank NA (14,440) 02/10/26 (0.65)% 1D OBFR01 Monthly (630)
Shimano, Inc. .............. Citibank NA (13,696) 02/26/26 (0.10)% 1D OBFR01 Monthly (802)
SATS Ltd. ................. JPMorgan Chase Bank NA (16,510) 02/10/26 (0.30)% 1D OBFR01 Monthly 246
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (1,986) 02/10/26 (0.75)% 1D OBFR01 Monthly 59
Kobe Bussan Co. Ltd. ......... Citibank NA (30,677) 02/26/26 (0.10)% 1D OBFR01 Monthly (379)
Kering SA ................. Citibank NA (66,374) 02/26/26 0.00% 1D OBFR01 Monthly (5,083)
Builders FirstSource, Inc. ...... Citibank NA (29,306) 02/24/28 (0.15)% 1D OBFR01 Monthly 600
Canadian Pacific Kansas City Ltd. Citibank NA (33,048) 02/24/28 (0.22)% 1D OBFR01 Monthly 159
CH Robinson Worldwide, Inc. ... Citibank NA (62,195) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,324)
Chailease Holding Co. Ltd. ..... Citibank NA (23,019) 02/25/26 (0.35)% 1D OBFR01 Monthly (1,465)
China International Capital Corp.
Ltd. ................... Citibank NA (57,641) 02/25/26 (0.30)% 1D OBFR01 Monthly (5,843)
China Overseas Land & Investment
Ltd. ................... Citibank NA (22,092) 02/25/26 (0.30)% 1D OBFR01 Monthly (570)
China Railway Group Ltd. ...... Citibank NA (19,636) 02/25/26 (0.19)% 1D OBFR01 Monthly (527)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (59,392) 02/25/26 (0.30)% 1D OBFR01 Monthly (849)
Clariant AG (Registered) ....... Citibank NA (17,459) 02/26/26 (0.26)% 1D OBFR01 Monthly (863)
Clariant AG (Registered) ....... JPMorgan Chase Bank NA (3,486) 02/11/26 (0.26)% 1D OBFR01 Monthly 109
Coinbase Global, Inc. ......... Citibank NA (54,443) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,594)
Community Financial System, Inc. JPMorgan Chase Bank NA (6,357) 02/09/26 (0.15)% 1D OBFR01 Monthly 44
Constellation Energy Corp. ..... Citibank NA (33,412) 02/24/28 (0.15)% 1D OBFR01 Monthly (801)
ConvaTec Group plc .......... Citibank NA (29,057) 02/26/26 (0.25)% 1D OBFR01 Monthly (326)
Cosan SA ................. Citibank NA (3,774) 02/24/28 (0.30)% 1D OBFR01 Monthly (61)
Cosan SA ................. JPMorgan Chase Bank NA (9,363) 02/10/26 (0.40)% 1D OBFR01 Monthly 1,119
CoStar Group, Inc. ........... Citibank NA (93,006) 02/24/28 (0.15)% 1D OBFR01 Monthly (419)
Brown-Forman Corp. ......... Citibank NA (18,706) 02/24/28 (0.15)% 1D OBFR01 Monthly (346)
Brookfield Asset Management Ltd. Citibank NA (174,749) 02/24/28 (0.20)% 1D OBFR01 Monthly (4,357)
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (185) 02/09/26 (0.15)% 1D OBFR01 Monthly 9

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Beijer Ref AB .............. JPMorgan Chase Bank NA USD (14,706) 02/11/26 (0.26)% 1D OBFR01 Monthly $ (349)
ABN AMRO Bank NV, CVA ..... Citibank NA (54,919) 02/26/26 (0.26)% 1D OBFR01 Monthly (2,122)
Albemarle Corp. ............ Citibank NA (36,600) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,069)
Alexandria Real Estate Equities, Inc. Citibank NA (22,790) 02/24/28 (0.15)% 1D OBFR01 Monthly 203
Alfa SAB de CV ............. Citibank NA (3,591) 02/24/28 (0.86)% 1D OBFR01 Monthly (127)
Alfa SAB de CV ............. JPMorgan Chase Bank NA (10,699) 02/10/26 (0.50)% 1D OBFR01 Monthly 717
Alstom SA ................ Citibank NA (36,364) 02/26/26 (0.26)% 1D OBFR01 Monthly (3,642)
AppLovin Corp. ............. Citibank NA (55,341) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,422)
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (3,756) 02/09/26 (0.15)% 1D OBFR01 Monthly 2
CRRC Corp. Ltd. ............ Citibank NA (18,306) 02/25/26 (0.30)% 1D OBFR01 Monthly 177
Avolta AG ................. Citibank NA (28,648) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,529)
Axon Enterprise, Inc. ......... Citibank NA (32,896) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,877)
Bachem Holding AG .......... JPMorgan Chase Bank NA (12,559) 02/11/26 (0.26)% 1D OBFR01 Monthly (1,084)
Barratt Redrow plc ........... Citibank NA (12,031) 02/26/26 (0.25)% 1D OBFR01 Monthly 215
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (30,003) 02/11/26 (0.47)% 1D OBFR01 Monthly (603)
BASF SE ................. Citibank NA (112,521) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,401)
BASF SE ................. JPMorgan Chase Bank NA (7,528) 02/11/26 (0.26)% 1D OBFR01 Monthly (188)
BE Semiconductor Industries NV . Citibank NA (63,483) 02/26/26 (0.26)% 1D OBFR01 Monthly (2,021)
Beijer Ref AB .............. Citibank NA (2,650) 02/26/26 (0.26)% 1D OBFR01 Monthly (96)
Avolta AG ................. JPMorgan Chase Bank NA (847) 02/11/26 (0.26)% 1D OBFR01 Monthly (25)
CVB Financial Corp. .......... JPMorgan Chase Bank NA (5,518) 02/09/26 (0.15)% 1D OBFR01 Monthly (182)
Dentsu Group, Inc. ........... Citibank NA (32,079) 02/26/26 (0.10)% 1D OBFR01 Monthly (1,158)
Diamondback Energy, Inc. ...... Citibank NA (14,821) 02/24/28 (0.15)% 1D OBFR01 Monthly 394
Hoshizaki Corp. ............. Citibank NA (17,052) 02/26/26 (0.10)% 1D OBFR01 Monthly (177)
Ibiden Co. Ltd. .............. Citibank NA (23,741) 02/26/26 (0.10)% 1D OBFR01 Monthly (2,599)
IHI Corp. ................. Citibank NA (52,430) 02/26/26 (0.10)% 1D OBFR01 Monthly (1,652)
Impala Platinum Holdings Ltd. ... JPMorgan Chase Bank NA (42,055) 02/11/26 (0.40)% 1D OBFR01 Monthly (2,485)
Innolux Corp. .............. Citibank NA (29,793) 02/25/26 (0.35)% 1D OBFR01 Monthly (1,450)
InPost SA ................. JPMorgan Chase Bank NA (3,391) 02/11/26 (0.26)% 1D OBFR01 Monthly (21)
Intel Corp. ................ Citibank NA (45,347) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,589)
International Paper Co. ........ Citibank NA (172,761) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,711)
Harmonic Drive Systems, Inc. ... JPMorgan Chase Bank NA (2,035) 02/10/26 (0.25)% 1D OBFR01 Monthly 98
International Paper Co. ........ JPMorgan Chase Bank NA (39,302) 02/11/26 (0.50)% 1D OBFR01 Monthly 506
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (178,662) 02/09/26 (0.48)% 1D OBFR01 Monthly (3,948)
Japan Steel Works Ltd. (The) .... Citibank NA (16,520) 02/26/26 (0.15)% 1D OBFR01 Monthly (643)
JD Health International, Inc. ..... Citibank NA (48,550) 02/25/26 (0.30)% 1D OBFR01 Monthly (4,325)
JD Sports Fashion plc ......... Citibank NA (26,706) 02/26/26 (0.25)% 1D OBFR01 Monthly (6,912)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (3,634) 02/11/26 (0.25)% 1D OBFR01 Monthly (327)
Kadokawa Corp. ............ Citibank NA (31,527) 02/26/26 (0.12)% 1D OBFR01 Monthly (1,763)
Kawasaki Heavy Industries Ltd. .. Citibank NA (48,887) 02/26/26 (0.11)% 1D OBFR01 Monthly (4,031)
Kenvue, Inc. ............... Citibank NA (9,574) 02/24/28 (0.15)% 1D OBFR01 Monthly 197
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (137,354) 02/24/28 (0.70)% 1D OBFR01 Monthly (1,203)
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (22,344) 02/26/26 (0.10)% 1D OBFR01 Monthly (115)
Harmonic Drive Systems, Inc. ... Citibank NA (24,771) 02/26/26 (0.13)% 1D OBFR01 Monthly (2,349)
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (8,752) 02/11/26 (0.26)% 1D OBFR01 Monthly (251)
DiaSorin SpA .............. Citibank NA (24,279) 02/26/26 (0.26)% 1D OBFR01 Monthly 304
DMG Mori Co. Ltd. ........... Citibank NA (40,820) 02/26/26 (0.19)% 1D OBFR01 Monthly (3,866)
Dollar Tree, Inc. ............. Citibank NA (88,650) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,297
Ecolab, Inc. ............... Citibank NA (57,211) 02/24/28 (0.15)% 1D OBFR01 Monthly (719)
Elevance Health, Inc. ......... Citibank NA (46,925) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,084)
Enphase Energy, Inc. ......... Citibank NA (22,291) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,283)
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (649) 02/09/26 (0.15)% 1D OBFR01 Monthly 54
Entain plc ................. Citibank NA (10,429) 02/26/26 (0.25)% 1D OBFR01 Monthly (867)
Grifols SA ................. Citibank NA (43,778) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,955)
Etoro Group Ltd. ............ Barclays Bank plc (34,011) 07/28/25 (3.50)% 1D OBFR01 Monthly (3,479)
Fastenal Co. ............... Citibank NA (60,133) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,019)
FedEx Corp. ............... Citibank NA (9,558) 02/24/28 0.00% 1D OBFR01 Monthly 11
Food & Life Cos. Ltd. ......... Citibank NA (55,436) 02/26/26 (0.15)% 1D OBFR01 Monthly (2,917)
Formosa Chemicals & Fibre Corp. Citibank NA (9,756) 02/25/26 (0.65)% 1D OBFR01 Monthly (443)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (824) 02/23/26 (0.35)% 1D OBFR01 Monthly 39
Formosa Plastics Corp. ........ Citibank NA (19,881) 02/25/26 (2.30)% 1D OBFR01 Monthly (405)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Fujitsu Ltd. ................ Citibank NA USD (50,059) 02/26/26 (0.14)% 1D OBFR01 Monthly $ (3,312)
Georg Fischer AG (Registered) .. Citibank NA (16,434) 02/26/26 (0.26)% 1D OBFR01 Monthly (1,163)
Expand Energy Corp. ......... Citibank NA (189,386) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,960
Zealand Pharma A/S ......... Citibank NA (19,828) 02/26/26 (0.26)% 1D OBFR01 Monthly 311
Total short positions of equity swaps (182,597)
Total long and short position of equity swaps (194,787)
Net dividends and financing fees (7,587)
Total equity swap contracts including dividends and financing fees $ (202,374)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day ESTR ......................................... Euro Short-Term Rate 1 .92
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .52
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .14
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day SONIA ......................................... Sterling Overnight Index Average 4 .22
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .56
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .29
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .13
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .48
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .94
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 118,532 $ (8,242) $ 2,236,453 $ (171,384) $ —
OTC Swaps ..................................................... 19,081 (12,348) 60,824 (362,468) —
Options Written ................................................... N/A N/A 146,599 (122,203) (467,453)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 230,487 $ — $ 252,020 $ — $ 482,507
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 426,456 — — 426,456
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 550 500,179 14,667 122,998 —
(d)
638,394
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 43,177 — — 2,189,151 4,125 2,236,453
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 26,712 49,702 — 3,491 — 79,905
$ — $ 70,439 $ 780,368 $ 441,123 $ 2,567,660 $ 4,125 $ 3,863,715
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 264,261 $ — $ 660,004 $ — $ 924,265
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 284,238 — — 284,238
Options written
(b)
Options written at value ..................... — 69 289,786 20,190 157,408 — 467,453
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,908 — — 166,476 — 171,384
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 25,409 258,153 — 91,254 — 374,816
$ — $ 30,386 $ 812,200 $ 304,428 $ 1,075,142 $ — $ 2,222,156
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 665,225 $ — $ (247,246) $ — $ 417,979
Forward foreign currency exchange contracts .... — — — 674,142 — — 674,142
Options purchased
(a)
..................... — 1,667 (505,794) (58,349) (72,325) — (634,801)
Options written ........................ — (489) 353,924 68,893 161,613 — 583,941
Swaps .............................. — 22,492 (431,793) — 7,714 1,700 (399,887)
$ — $ 23,670 $ 81,562 $ 684,686 $ (150,244) $ 1,700 $ 641,374

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (223,207) $ — $ (352,469) $ — $ (575,676)
Forward foreign currency exchange contracts .... — — — 654,061 — — 654,061
Options purchased
(b)
..................... — (508) 364,252 (9,120) 34,141 (335) 388,430
Options written ........................ — (57) 1,080 (7,506) 67,555 — 61,072
Swaps .............................. — 16,282 (273,485) — 1,166,321 (219) 908,899
$ — $ 15,717 $ (131,360) $ 637,435 $ 915,548 $ (554) $ 1,436,786
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 36,531,307
Average notional value of contracts — short ................................................................................. 43,968,828
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 14,524,825
Average amounts sold — in USD ........................................................................................ 35,031,295
Options
Average value of option contracts purchased ................................................................................ 498,514
Average value of option contracts written ................................................................................... 343,880
Average notional value of swaption contracts purchased ......................................................................... 16,560,538
Average notional value of swaption contracts written ........................................................................... 56,755,760
Credit default swaps
Average notional value — buy protection ................................................................................... 824,774
Average notional value — sell protection ................................................................................... 1,661,465
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 14,101,616
Average notional value — receives fixed rate ................................................................................ 107,714,335
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 124,259
Equity swaps:
Average notional value — long .......................................................................................... 178,415
Average notional value — short ......................................................................................... 6,168,814
Total return swaps
Average notional value ............................................................................................... 184,294
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 4,120,635 $ 4,128,057
Forward f oreign currency exchange contracts ................................................................. 426,456 284,238
Options
(a) (b)
........................................................................................ 638,394 467,453
Swaps — centrally cleared .............................................................................. 16,934 —
Swaps — OTC
(c)
..................................................................................... 79,905 367,229
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 5,282,324 $ 5,246,977
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,638,154) (4,417,843)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 644,170 $ 829,134
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 25,546 $ (25,546) $ — $ — $ —
Barclays Bank plc ................................ 23,107 (23,107) — — —
BNP Paribas SA ................................. 27,426 (27,426) — — —
Canadian Imperial Bank of Commerce .................. 48,138 — — — 48,138
Citibank NA .................................... 29,706 (29,706) — — —
Credit Agricole Corporate & Investment Bank SA ........... 1,821 (1,821) — — —
Deutsche Bank AG ............................... 3,676 (3,676) — — —
Goldman Sachs International ........................ 31,912 (31,912) — — —
HSBC Bank plc .................................. 7,273 (7,273) — — —
JPMorgan Chase Bank NA .......................... 50,989 (50,989) — — —
Morgan Stanley & Co. International plc .................. 125,030 (100,164) — — 24,866
Nomura International plc ........................... 5,006 (561) — — 4,445
Royal Bank of Canada ............................. 8,299 (230) — — 8,069
Societe Generale SA .............................. 653 (312) — — 341
Standard Chartered Bank ........................... 1 — — — 1
State Street Bank and Trust Co. ...................... 43,528 (20,223) — — 23,305
Toronto Dominion Bank ............................ 208,227 (1,258) — — 206,969
UBS AG ...................................... 3,832 (2,287) — — 1,545
$ 644,170 $ (326,491) $ — $ — $ 317,679
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 81,039 $ (25,546) $ — $ — $ 55,493
Bank of New York Mellon ........................... 65 — — — 65
Barclays Bank plc ................................ 24,762 (23,107) — — 1,655
BNP Paribas SA ................................. 65,211 (27,426) — — 37,785
Citibank NA .................................... 227,922 (29,706) (110,082) — 88,134
Credit Agricole Corporate & Investment Bank SA ........... 5,408 (1,821) — — 3,587
Deutsche Bank AG ............................... 97,470 (3,676) — — 93,794
Goldman Sachs International ........................ 54,058 (31,912) — — 22,146
HSBC Bank plc .................................. 24,583 (7,273) — — 17,310
JPMorgan Chase Bank NA .......................... 78,912 (50,989) — — 27,923
Morgan Stanley & Co. International plc .................. 100,164 (100,164) — — —
Natwest Markets plc .............................. 44,669 — — — 44,669
Nomura International plc ........................... 561 (561) — — —
Royal Bank of Canada ............................. 230 (230) — — —
Societe Generale SA .............................. 312 (312) — — —
State Street Bank and Trust Co. ...................... 20,223 (20,223) — — —
Toronto Dominion Bank ............................ 1,258 (1,258) — — —
UBS AG ...................................... 2,287 (2,287) — — —
$ 829,134 $ (326,491) $ (110,082) $ — $ 392,561
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 600,040 $ — $ 600,040
Ireland .............................................. — 1,782,138 — 1,782,138
United Kingdom ........................................ — 35,918 — 35,918
United States .......................................... — 1,483,912 191,500 1,675,412
Common Stocks
Australia ............................................. 20,427 371,707 1 392,135
Austria .............................................. — 4,130 — 4,130
Belgium ............................................. — 23,561 — 23,561
Brazil ............................................... 391,765 — — 391,765
Cambodia ............................................ — 3,633 — 3,633
Canada ............................................. 1,769,380 — — 1,769,380
Cayman Islands ........................................ — — 10,446 10,446
China ............................................... 408,626 2,095,492 — 2,504,118
Colombia ............................................ 6,282 — — 6,282
Czech Republic ........................................ — 11,878 — 11,878
Denmark ............................................. — 843,657 — 843,657
Finland .............................................. — 96,291 — 96,291
France .............................................. — 2,874,490 — 2,874,490
Georgia ............................................. — 11,104 — 11,104
Germany ............................................ — 961,074 — 961,074
Greece .............................................. 12,293 16,756 — 29,049
Hong Kong ........................................... — 198,254 — 198,254
Hungary ............................................. — 20,222 — 20,222
India ............................................... — 129,449 — 129,449
Indonesia ............................................ — 46,144 — 46,144
Ireland .............................................. 110,888 52,148 — 163,036
Israel ............................................... 37,491 — 160 37,651
Italy ................................................ — 1,891,399 — 1,891,399
Japan ............................................... — 2,630,837 — 2,630,837
Kazakhstan ........................................... 12,479 6,045 — 18,524
Macau .............................................. — 28,194 — 28,194
Malaysia ............................................. — 11,487 — 11,487
Mexico .............................................. 113,755 48,738 — 162,493
Netherlands ........................................... 31,971 2,162,895 — 2,194,866
New Zealand .......................................... — 2,603 — 2,603
Norway .............................................. 66,154 58,082 — 124,236
Peru ................................................ 59,233 — — 59,233
Philippines ........................................... — 21,139 — 21,139
Poland .............................................. — 81,634 — 81,634
Portugal ............................................. — 8,963 — 8,963
Republic of Turkiye ...................................... 13,892 20,060 — 33,952
Romania ............................................. — 6,958 — 6,958
Saudi Arabia .......................................... 17,913 37,157 — 55,070
Singapore ............................................ 41,744 77,467 — 119,211
South Africa ........................................... 8,211 155,703 — 163,914
South Korea .......................................... — 504,770 — 504,770
Spain ............................................... — 908,388 — 908,388
Sweden ............................................. — 291,554 — 291,554
Switzerland ........................................... 40,312 822,742 — 863,054
Taiwan .............................................. 49,375 1,477,552 — 1,526,927
Thailand ............................................. — 18,071 — 18,071
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 312,910 4,481,559 — 4,794,469
United States .......................................... 64,011,912 1,065,800 1,046,792 66,124,504

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Corporate Bonds
Australia ............................................. $ — $ 58,097 $ 160,542 $ 218,639
Austria .............................................. — 110,586 — 110,586
Cameroon ............................................ — 14,350 — 14,350
Canada ............................................. — 567,361 — 567,361
China ............................................... — 93,860 — 93,860
France .............................................. — 1,468,234 — 1,468,234
Germany ............................................ — 2,614,946 — 2,614,946
Greece .............................................. — 115,631 — 115,631
India ............................................... — 198,280 — 198,280
Ireland .............................................. — 239,948 — 239,948
Israel ............................................... — 117,795 — 117,795
Italy ................................................ — 1,942,351 — 1,942,351
Japan ............................................... — 119,651 — 119,651
Jersey, Channel Islands ................................... — 274,514 — 274,514
Luxembourg .......................................... — 709,738 — 709,738
Mauritius ............................................. — — 239,700 239,700
Netherlands ........................................... — 387,184 — 387,184
Slovenia ............................................. — 119,017 — 119,017
Spain ............................................... — 808,820 — 808,820
Sweden ............................................. — 298,765 — 298,765
Switzerland ........................................... — 244,274 — 244,274
Thailand ............................................. — 199,300 — 199,300
United Kingdom ........................................ — 2,360,136 59,749 2,419,885
United States .......................................... — 5,690,281 1,351,417 7,041,698
Fixed Rate Loan Interests .................................. — 14,575 — 14,575
Floating Rate Loan Interests
France .............................................. — 132,419 — 132,419
Germany ............................................ — 63,080 — 63,080
Jersey, Channel Islands ................................... — — 110,196 110,196
Netherlands ........................................... — 554,747 175,676 730,423
Spain ............................................... — 102,276 — 102,276
United Kingdom ........................................ — 386,108 — 386,108
United States .......................................... — 809,108 391,225 1,200,333
Foreign Agency Obligations ................................. — 138,616 — 138,616
Foreign Government Obligations .............................. — 5,105,089 — 5,105,089
Investment Companies .................................... 4,948,633 — — 4,948,633
Municipal Bonds ......................................... — 103,582 — 103,582
Non-Agency Mortgage-Backed Securities ........................ — 2,790,914 — 2,790,914
Preferred Securities
Brazil ............................................... 66,469 — 130,139 196,608
China ............................................... — — 570,354 570,354
Germany ............................................ — 30,962 — 30,962
India ............................................... — — — —
Sweden ............................................. — — — —
United Kingdom ........................................ — — 70,717 70,717
United States .......................................... 160,187 52,226 2,758,870 2,971,283
U.S. Government Sponsored Agency Securities .................... — 1,126,016 — 1,126,016
U.S. Treasury Obligations ................................... — 1,246,371 — 1,246,371
Warrants .............................................. 1,025 311 75,314 76,650
Short-Term Securities
Foreign Government Obligations .............................. — 77,472 — 77,472
Money Market Funds ...................................... 15,430,089 — — 15,430,089
Options Purchased
Credit contracts .......................................... — 550 — 550
Equity contracts .......................................... 500,179 — — 500,179
Foreign currency exchange contracts ........................... — 14,667 — 14,667
Interest rate contracts ...................................... 406 122,592 — 122,998
Other contracts .......................................... — — — —
$ 88,644,001 $ 60,106,595 $ 7,342,798 $ 156,093,394
Investments valued at NAV
(a)
...................................... 176,408
$ 156,269,802
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 50,808 $ — $ 50,808
Equity contracts ........................................... 62,791 217,398 — 280,189
Foreign currency exchange contracts ............................ — 426,456 — 426,456
Interest rate contracts ....................................... 252,020 2,192,642 — 2,444,662
Other contracts ........................................... — 4,125 — 4,125
Liabilities
Credit contracts ........................................... — (18,038) — (18,038)
Equity contracts ........................................... (554,047) (250,566) — (804,613)
Foreign currency exchange contracts ............................ — (304,428) — (304,428)
Interest rate contracts ....................................... (660,004) (415,138) — (1,075,142)
$ (899,240) $ 1,903,259 $ — $ 1,004,019
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................ $ 187,260 $ 1,037,775 $ 2,135,486 $ 40,872 $ 828,824 $ 3,301,677 $ 41,479 $ 7,573,373
Transfers into Level 3 ...................................... — — — — 15,615 — 24,416 40,031
Transfers out of Level 3 ..................................... — — — — (145,340) — — (145,340)
Other
(a)
................................................ — (4,056) — — — 4,056 — —
Accrued discounts/premiums .................................. — — 10,664 — 1,423 — — 12,087
Net realized gain (loss) ..................................... — (470) (63,715) 129 296 (173,209) 59 (236,910)
Net change in unrealized appreciation (depreciation)
(b) (c)
................ 4,240 (151,875) 11,283 578 32,068 802,591 9,419 708,304
Purchases .............................................. — 581,550 617,983 — (1,674) 138,111 — 1,335,970
Sales ................................................. — (405,525) (900,293) (41,579) (54,115) (543,146) (59) (1,944,717)
Closing balance, as of June 30, 2025 ............................
$ 191,500 $ 1,057,399 $ 1,811,408 $ — $ 677,097 $ 3,530,080 $ 75,314 $ 7,342,798
Net change in unrealized appreciation (depreciation) on investments still held at
June 30, 2025
(c)
........................................
$ 4,240 $ (201,920) $ (28,820) $ — $ 33,332 $ 404,730 $ 10,711 $ 222,273
(a)
Certain Level 3 investments were re-classified between Common Stocks.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation Portfolio

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $47,692.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 191,500 Income Discount Rate 7% —
Common Stocks ............................. 1,057,355 Market Revenue Multiple 1.15x – 8.50x 3.60x
Volatility 56% – 80% 74%
Time to Exit 0.3 – 5.7 years 5.1 years
EBITDA Multiple 24.87x —
Gross Profit Multiple 8.25x —
Discount for Lack of
marketability 10% —
Income Discount Rate 15% —
Corporate Bonds ............................. 1,811,408 Income Discount Rate 9% – 30% 13%
Estimated Recovery
Value 33% —
Market Revenue Multiple 3.70x —
Time to Exit 1.0 year —
Volatility 60% 60%
Floating Rate Loan Interests ...................... 640,596 Income Discount Rate 8% – 14% 10%
Preferred Stocks
(b)
............................ 3,518,937 Market Revenue Multiple 1.05x – 27.78x 13.05x
EBITDAR Multiple 11.25x —
Volatility 49% – 90% 66%
Time to Exit 1.0 – 5.0 years 2.8 years
Market Adjustment
Multiple 0.60x – 1.10x 0.99x
Gross Profit Multiple 12.50x —
Direct Profit Multiple 4.50x —
Income Discount Rate 4% – 17% 9%
Warrants .................................. 75,310 Market Revenue Multiple 3.75x – 10.00x 8.18x
Volatility 33% – 80% 53%
Time to Exit 0.3 – 5.7 years 3.2 years
Discount for Lack of
Marketability 10% —
Income Discount Rate 15% – 17% 15%
$ 7,295,106
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $2,891 as of June 30, 2025.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 11/17/25 ................ USD 200 $ 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/24/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/26/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.52% , 10/15/26 ................ 900 899,936
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.50% , 10/16/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.08%),
4.55% , 02/01/27 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 03/26/27 ................ 95 95,000
Federal Home Loan Bank Bonds
4.38% , 03/23/26 .................. 500 500,000
4.34% , 04/17/26 .................. 1,050 1,050,000
4.25% , 05/22/26 .................. 700 699,791
4.35% , 06/05/26 .................. 400 399,887
Federal Home Loan Bank Discount Notes
4.31% , 08/29/25 .................. 320 317,781
4.21% , 11/28/25 .................. 455 447,085
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.16%),
4.55% , 07/21/25 ................ 940 940,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/11/25 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/12/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/26/25 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 08/29/25 ................ 935 935,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 09/02/25 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.39% , 09/03/25 ................ 100 100,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.39% , 10/06/25 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.39% , 10/21/25 ................ 720 720,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.40% , 12/12/25 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/18/25 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/19/25 ................ 155 155,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/22/25 ................ 50 50,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/24/25 ................ 255 255,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/26/25 ................ 360 360,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/30/25 ................ 375 375,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 02/17/26 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/26/26 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 03/25/27 ................ 215 215,000
Federal Home Loan Mortgage Corp.,
0.38%, 09/23/25 ................. 400 396,504
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 09/23/26 ................ USD 300 $ 300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 10/16/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.51% , 05/05/27 ................ 200 200,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
4.51% , 07/29/26 ................ 990 990,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.52% , 08/21/26 ................ 450 450,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 10/23/26 ................ 335 335,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 11/20/26 ................ 1,200 1,200,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 12/11/26 ................ 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 16.0%
(Cost: $ 17,230,984 ) ............................... 17,230,984
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.18% , 07/01/25 .................. 1,700 1,700,000
2.83% , 07/03/25 .................. 1,100 1,099,747
3.83% , 07/10/25 .................. 1,065 1,063,753
3.94% , 07/15/25 .................. 200 199,675
3.96% , 07/17/25 .................. 5,000 4,990,611
4.10% , 07/31/25 .................. 400 398,607
4.21% , 08/05/25 .................. 4,100 4,083,260
4.28% , 08/12/25 .................. 2,030 2,019,939
4.33% , 08/26/25 .................. 1,231 1,222,744
4.34% , 08/28/25 .................. 200 198,656
4.29% , 09/02/25 .................. 2,100 2,084,595
4.29% , 09/04/25 .................. 2,200 2,183,608
4.25% , 09/09/25 .................. 400 396,739
4.29% , 09/16/25 .................. 600 594,559
4.26% , 09/18/25 .................. 405 401,361
4.26% , 09/23/25 .................. 1,300 1,287,169
4.24% , 09/25/25 .................. 451 446,845
4.27% , 09/30/25 .................. 906 896,435
4.29% , 10/02/25 .................. 291 287,461
4.27% , 10/23/25 .................. 100 98,699
4.28% , 10/28/25 .................. 800 788,907
4.27% , 10/30/25 .................. 1,175 1,158,830
4.23% , 11/06/25 .................. 379 373,291
4.23% , 11/28/25 .................. 850 835,301
4.21% , 12/04/25 .................. 902 885,582
4.22% , 12/11/25 .................. 820 804,594
4.24% , 12/18/25 .................. 1,300 1,274,493
4.23% , 12/26/25 .................. 1,630 1,597,025
4.19% , 01/02/26 .................. 1,025 1,003,585
3.95% , 06/11/26 .................. 807 776,337
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.41% , 10/31/25
(a)
............... 401 400,957
0.38% , 11/30/25 .................. 100 98,345
0.38% , 12/31/25 .................. 325 318,860
4.25% , 12/31/25 .................. 240 240,013

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.25%),
4.48% , 01/31/26
(a)
............... USD 1,000 $ 1,000,241
0.50% , 02/28/26 .................. 100 97,654
4.63% , 02/28/26 .................. 100 100,324
0.75% , 03/31/26 .................. 1,100 1,073,544
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.39% , 04/30/26
(a)
............... 1,600 1,600,085
1.63% , 05/15/26 .................. 20 19,566
0.88% , 06/30/26 .................. 50 48,414
4.63% , 06/30/26 .................. 405 406,825
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
4.42% , 07/31/26
(a)
............... 975 974,431
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.44% , 10/31/26
(a)
............... 1,815 1,815,000
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.34% , 01/31/27
(a)
............... 1,845 1,844,892
Total U.S. Treasury Obligations — 41 .8%
(Cost: $ 45,191,559 ) ............................... 45,191,559
Total Repurchase Agreements — 43 .1%
(Cost: $ 46,500,000 ) ............................... 46,500,000
Total Investments — 100 .9%
(Cost: $ 108,922,543 )
(c)
............................. 108,922,543
Liabilities in Excess of Other Assets — (0.9) % ............. (940,082)
Net Assets — 100.0% ............................... $ 107,982,461
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Government Money Market Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .40% 06/30/25 07/01/25 $ 10,000 $ 10,000,000 $ 10,001,222
U.S. Treasury
Obligation, 0.00%, due
05/15/54 ......... $ 41,160,100 $ 10,200,008
– –
Barclays Capital, Inc. . 4 .48
(a)
06/30/25 08/05/25 1,000 1,000,000 1,004,480
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
11/01/36 ......... 1,607,515 1,030,000
– –
BNP Paribas SA .... 4 .40 06/30/25 07/01/25 10,000 10,000,000 10,001,222
U.S. Government
Sponsored Agency
Obligations, 1.22% to
8.00%, due 10/01/25 to
04/20/55 ......... 26,267,622 10,201,030
– –
JP Morgan Securities
LLC ........... 4 .39 06/30/25 07/01/25 5,500 5,500,000 5,500,671
U.S. Treasury
Obligations, 0.00% to
3.13%, due 08/15/25 to
08/31/29 ......... 5,637,435 5,610,001
– –
Mizuho Securities USA
LLC ........... 4 .40 06/30/25 07/01/25 10,000 10,000,000 10,001,223
U.S. Treasury
Obligation, 4.45%, due
10/31/26 ......... 10,113,800 10,200,055
– –
TD Securities USA LLC 4 .40 06/30/25 07/01/25 10,000 10,000,000 10,001,222
U.S. Treasury
Obligation, 4.63%, due
02/15/35 ......... 9,761,700 10,200,078
– –
$ 46,500,000 $ 47,441,172
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 46,500,000 $ — $ 46,500,000
U.S. Government Sponsored Agency Obligations ................... — 17,230,984 — 17,230,984
U.S. Treasury Obligations ................................... — 45,191,559 — 45,191,559
$ — $ 108,922,543 $ — $ 108,922,543

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 120 $ 12,120
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
....................... 872 11,737
Metals & Mining — 0.1%
Constellium SE , Class A
(a)
............... 1,919 25,523
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 1,847 33,486
Enterprise Products Partners LP ........... 809 25,087
MPLX LP .......................... 298 15,350
ONEOK, Inc. ........................ 173 14,122
Western Midstream Partners LP ........... 75 2,902
90,947
Specialized REITs — 0.1%
VICI Properties, Inc. ................... 918 29,927
Total Common Stocks — 0 .8%
(Cost: $ 173,427 ) ................................. 170,254
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 15 15,545
ATI, Inc.
5.88% , 12/01/27 ................... 19 19,016
4.88% , 10/01/29 ................... 8 7,836
7.25% , 08/15/30 ................... 31 32,485
5.13% , 10/01/31 ................... 21 20,524
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 4 4,113
6.25% , 03/15/33 ................... 9 9,267
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 33 33,199
8.75% , 11/15/30 ................... 27 29,230
7.25% , 07/01/31 ................... 15 15,746
7.00% , 06/01/32 ................... 14 14,579
6.75% , 06/15/33 ................... 27 27,977
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 ................... 10 9,755
4.13% , 04/15/29 ................... 8 7,713
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 19 19,314
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 38 40,319
9.75% , 11/15/30 ................... 32 35,291
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 38 38,803
6.38% , 03/01/29 ................... 48 49,245
7.13% , 12/01/31 ................... 34 35,623
6.63% , 03/01/32 ................... 104 107,681
6.00% , 01/15/33 ................... 63 63,342
6.38% , 05/31/33 ................... 130 130,118
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 65 67,928
834,649
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 15 15,063
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4 4,240
19,303
Automobile Components — 1.2%
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 53 54,402
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75% , 02/15/30 ................... USD 28 $ 29,114
Dana, Inc.
4.25% , 09/01/30 ................... 6 5,914
4.50% , 02/15/32 ................... 8 7,820
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,452
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 9 8,797
6.63% , 07/15/30 ................... 10 10,200
5.25% , 04/30/31 ................... 2 1,921
5.63% , 04/30/33 ................... 2 1,915
Icahn Enterprises LP
5.25% , 05/15/27 ................... 61 59,105
9.75% , 01/15/29 ................... 9 8,743
4.38% , 02/01/29 ................... 12 10,087
10.00% , 11/15/29
(b)
................. 12 11,880
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 37 36,589
257,939
Automobiles — 0.1%
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... 13 12,773
Banks — 1.0%
Banco Espirito Santo SA, 4.75%, 01/15/22
(a) (c) (d)
EUR 100 25,915
Bank of America Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.68%), 6.63%
(e) (f)
................. USD 65 67,317
Citigroup, Inc.
(e)(f)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 45 46,382
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 23 23,169
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 13 13,277
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 15 15,768
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(e) (f)
................. 13 13,661
205,489
Broadline Retail — 0.2%
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 15 14,028
3.63% , 10/01/31 ................... 30 26,842
40,870
Building Products — 2.6%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 17 17,387
Builders FirstSource, Inc.
6.38% , 03/01/34 ................... 11 11,210
6.75% , 05/15/35 ................... 12 12,355
EMRLD Borrower LP
6.63% , 12/15/30 ................... 147 150,259
6.75% , 07/15/31 ................... 26 26,910
JELD-WEN, Inc.
4.88% , 12/15/27 ................... 6 5,563
7.00% , 09/01/32 ................... 19 14,876
JH North America Holdings, Inc.
5.88% , 01/31/31 ................... 14 14,122
6.13% , 07/31/32 ................... 19 19,316
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................... 21 21,055
9.75% , 07/15/28 ................... 14 14,033

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... USD 76 $ 78,152
6.75% , 03/01/33 ................... 28 28,891
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 ................... 22 21,946
8.88% , 11/15/31 ................... 12 12,582
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 38 38,936
Standard Industries, Inc.
4.75% , 01/15/28 ................... 2 1,978
4.38% , 07/15/30 ................... 24 22,724
3.38% , 01/15/31 ................... 20 17,936
Wilsonart LLC, 11.00%, 08/15/32 ......... 20 18,171
548,402
Capital Markets — 1.6%
Apollo Debt Solutions BDC
6.70% , 07/29/31 ................... 10 10,391
6.55% , 03/15/32
(b)
.................. 4 4,086
Ares Capital Corp., 5.50%, 09/01/30 ....... 15 14,953
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 18 17,946
5.80% , 09/09/30
(b)
.................. 10 10,035
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 5 4,943
Blackstone Private Credit Fund, 6.00%, 11/22/34 47 45,959
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 25 25,254
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 5 5,194
Blue Owl Credit Income Corp., 7.75%, 09/16/27 15 15,734
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 3 3,060
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(f)
............ 35 33,493
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 19 17,055
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
24 24,498
Goldman Sachs Group, Inc. (The)
(e)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25 25,800
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 49 49,064
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 4 3,915
8.00% , 06/15/27 ................... 4 4,168
Jane Street Group, 6.75%, 05/01/33
(b)
...... 11 11,310
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(e) (f)
................. 8 8,354
335,212
Chemicals — 2.9%
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 3 3,071
6.75% , 04/15/33 ................... 11 11,114
Chemours Co. (The)
5.38% , 05/15/27 ................... 22 21,803
5.75% , 11/15/28
(b)
.................. 33 30,931
8.00% , 01/15/33
(b)
.................. 6 5,619
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 83 80,493
HB Fuller Co., 4.25%, 10/15/28 .......... 10 9,687
Ingevity Corp., 3.88%, 11/01/28
(b)
......... 9 8,583
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (g)
............ 24 21,345
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... 5 5,189
Security
Par (000)
Par (000) Value
Chemicals (continued)
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... USD 10 $ 9,061
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 11 10,968
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 20 19,672
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 204,000
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... 6 5,511
4.38% , 02/01/32 ................... 10 9,183
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 44 42,609
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 15 14,913
5.63% , 08/15/29 ................... 83 75,131
7.38% , 03/01/31 ................... 12 12,288
601,171
Commercial Services & Supplies — 5.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 16 15,348
Allied Universal Holdco LLC
(b)
6.88% , 06/15/30 ................... 38 38,515
7.88% , 02/15/31 ................... 225 235,056
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 14 13,348
4.75% , 10/15/29 ................... 8 7,851
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 13 12,948
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 10 10,308
6.75% , 06/15/32 ................... 42 43,738
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 5 5,123
Deluxe Corp., 8.13%, 09/15/29
(b)
......... 8 8,256
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 23 22,858
7.75% , 02/15/28 ................... 36 37,244
6.00% , 06/01/29 ................... 5 4,880
8.25% , 08/01/32 ................... 49 50,284
8.38% , 11/15/32 ................... 105 107,857
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 38 36,857
4.38% , 08/15/29 ................... 31 30,102
6.75% , 01/15/31 ................... 31 32,439
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... 37 36,400
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 46 46,072
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 18 18,001
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 12 11,416
5.00% , 09/01/30 ................... 7 6,616
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 43 43,000
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... 8 8,660
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 84 87,202
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 12 11,794
6.63% , 06/15/29 ................... 4 4,106
6.63% , 04/15/30 ................... 20 20,775
7.38% , 10/01/31 ................... 25 26,315
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 14 14,575
1,047,944
Communications Equipment — 0.4%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 47 45,885
9.50% , 12/15/31 ................... 23 24,086
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 7 6,541
76,512

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.6%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ........... USD 38 $ 36,759
Brand Industrial Services, Inc., 10.38%, 08/01/30 74 68,275
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 7 6,813
Pike Corp., 8.63%, 01/31/31 ............ 6 6,526
118,373
Consumer Finance — 1.5%
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(f)
................. 5 5,089
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 10 10,381
7.25% , 01/15/31 ................... 7 7,147
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (f)
.... 3 3,021
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 ................... 22 22,683
8.00% , 06/15/28 ................... 4 4,231
6.88% , 04/15/29 ................... 21 21,710
5.88% , 03/15/30 ................... 13 13,092
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 21 21,551
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(b)
...................... 10 10,583
Navient Corp.
9.38% , 07/25/30 ................... 10 11,030
7.88% , 06/15/32 ................... 18 18,720
OneMain Finance Corp.
6.63% , 01/15/28 ................... 4 4,131
6.63% , 05/15/29 ................... 19 19,514
5.38% , 11/15/29 ................... 19 18,689
7.88% , 03/15/30 ................... 24 25,502
4.00% , 09/15/30 ................... 15 13,841
7.50% , 05/15/31 ................... 7 7,314
7.13% , 11/15/31 ................... 8 8,324
6.75% , 03/15/32 ................... 23 23,433
7.13% , 09/15/32 ................... 21 21,740
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
25 25,893
SLM Corp., 6.50%, 01/31/30 ............ 4 4,199
321,818
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(b)
5.88% , 02/15/28 ................... 6 5,994
3.50% , 03/15/29 ................... 8 7,579
4.88% , 02/15/30 ................... 5 4,915
6.25% , 03/15/33 ................... 19 19,586
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 9 9,321
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... 16 15,428
6.13% , 09/15/32 ................... 37 37,848
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 11 10,856
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 27 26,526
7.25% , 01/15/32 ................... 13 13,690
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 8 8,485
4.80% , 11/18/44 ................... 16 15,280
175,508
Containers & Packaging — 2.5%
Ball Corp., 3.13%, 09/15/31 ............ 15 13,457
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 25 25,362
6.88% , 01/15/30 ................... 26 26,579
8.75% , 04/15/30 ................... 26 26,594
6.75% , 04/15/32 ................... 83 85,180
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... USD 41 $ 41,280
LABL, Inc.
(b)
5.88% , 11/01/28 ................... 19 16,615
9.50% , 11/01/28 ................... 33 30,505
8.63% , 10/01/31 ................... 14 11,975
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 189 192,098
9.25% , 04/15/27 ................... 10 9,930
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 18 17,568
5.00% , 04/15/29 ................... 3 2,967
6.50% , 07/15/32 ................... 12 12,435
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 7 7,426
519,971
Distributors — 0.3%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 18 18,690
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 5 4,713
6.50% , 07/15/32 ................... 28 28,686
52,089
Diversified Consumer Services — 0.6%
Service Corp. International
3.38% , 08/15/30 ................... 2 1,838
4.00% , 05/15/31 ................... 26 24,328
5.75% , 10/15/32 ................... 55 55,561
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 43 45,190
126,917
Diversified REITs — 0.5%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(h)
.... 4 4,206
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 7 6,685
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 28 26,848
Uniti Group LP, 10.50%, 02/15/28 ......... 70 74,203
111,942
Diversified Telecommunication Services — 5.6%
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 25 24,909
6.38% , 09/01/29
(b)
.................. 75 76,503
4.75% , 03/01/30
(b)
.................. 45 43,596
4.50% , 08/15/30
(b)
.................. 5 4,767
4.25% , 02/01/31
(b)
.................. 19 17,749
7.38% , 03/01/31
(b)
.................. 50 52,170
4.75% , 02/01/32
(b)
.................. 40 37,941
4.50% , 05/01/32 ................... 2 1,862
4.25% , 01/15/34
(b)
.................. 95 84,568
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 10 10,004
5.00% , 05/01/28
(b)
.................. 49 48,979
6.75% , 05/01/29
(b)
.................. 5 5,065
5.88% , 11/01/29 ................... 10 10,520
6.00% , 01/15/30
(b)
.................. 15 15,194
8.75% , 05/15/30
(b)
.................. 115 120,275
8.63% , 03/15/31
(b)
.................. 15 15,938
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 2 1,710
4.88% , 06/15/29 ................... 51 47,621
11.00% , 11/15/29 .................. 56 63,700
4.50% , 04/01/30 ................... 35 31,901
3.88% , 10/15/30 ................... 6 5,205
10.75% , 12/15/30 .................. 29 32,819
4.00% , 04/15/31 ................... 1 687
6.88% , 06/30/33 ................... 123 125,155

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 14 $ 13,153
4.13% , 04/15/30 ................... 14 13,205
10.00% , 10/15/32 .................. 12 12,635
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 20 21,551
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 103 107,870
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 115 107,845
6.13% , 03/01/28 ................... 27 23,300
1,178,397
Electric Utilities — 1.4%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 16 16,494
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(f)
............ 11 11,306
NextEra Energy Capital Holdings, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 11 11,412
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 15 15,317
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 26 26,033
6.00% , 02/01/33 ................... 44 44,439
6.25% , 11/01/34 ................... 52 52,980
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
6 5,813
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 32 34,011
6.88% , 04/15/32 ................... 23 24,046
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 39 41,656
283,507
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 28 27,300
Electronic Equipment, Instruments & Components — 0.5%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 31 30,446
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 50 47,735
3.75% , 02/15/31 ................... 27 24,611
Zebra Technologies Corp., 6.50%, 06/01/32 ... 7 7,198
109,990
Energy Equipment & Services — 1.5%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 9 9,009
6.25% , 04/01/28 ................... 34 34,113
6.63% , 09/01/32 ................... 26 26,490
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 11 11,454
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 9 9,280
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 33 34,136
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 6 5,925
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 8 8,146
Oceaneering International, Inc., 6.00%, 02/01/28 5 5,041
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 15 14,135
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 12 12,346
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 25 24,628
8.25% , 05/15/29 ................... 7 6,472
8.75% , 02/15/30 ................... 6 5,759
8.50% , 05/15/31 ................... 10 8,926
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 31 31,773
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 33 33,857
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%, 04/30/30
(b)
USD 37 $ 38,137
319,627
Entertainment — 0.3%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 5 5,191
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 16 15,826
3.75% , 01/15/28 ................... 7 6,774
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 5 4,537
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(b)
16 13,905
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 20 13,475
59,708
Financial Services — 3.4%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(f)
..... 20 19,503
Block, Inc.
2.75% , 06/01/26 ................... 3 2,937
3.50% , 06/01/31 ................... 4 3,669
6.50% , 05/15/32 ................... 112 115,553
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(f)
............ 13 12,957
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 16 16,619
9.13% , 05/15/31 ................... 19 19,585
8.38% , 04/01/32 ................... 8 8,086
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 11 11,000
Nationstar Mortgage Holdings, Inc.
(b)
6.00% , 01/15/27 ................... 2 2,002
6.50% , 08/01/29 ................... 30 30,644
5.13% , 12/15/30 ................... 11 11,133
5.75% , 11/15/31 ................... 12 12,187
7.13% , 02/01/32 ................... 44 45,702
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 14 14,866
7.13% , 11/15/30 ................... 17 17,619
6.88% , 05/15/32 ................... 28 28,629
6.88% , 02/15/33 ................... 9 9,225
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... 75 76,427
6.38% , 08/01/33 ................... 57 58,323
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 23 22,431
3.88% , 03/01/31 ................... 6 5,562
4.00% , 10/15/33 ................... 7 6,263
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 84 87,240
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 31 31,032
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 9 9,236
WEX, Inc., 6.50%, 03/15/33
(b)
........... 21 21,187
699,617
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 6 5,777
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(g)
.............. 74 77,446
Chobani LLC
4.63% , 11/15/28 ................... 33 32,389
7.63% , 07/01/29 ................... 49 51,061
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 16 16,211
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 3 3,184
9.63% , 09/15/32 ................... 6 6,331
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 ................... 18 17,165

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.38% , 01/31/32 ................... USD 27 $ 25,285
Post Holdings, Inc.
4.50% , 09/15/31 ................... 4 3,713
6.25% , 02/15/32 ................... 9 9,249
6.38% , 03/01/33 ................... 19 19,173
6.25% , 10/15/34 ................... 19 19,108
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 11 10,386
296,478
Gas Utilities — 0.1%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(f)
................. 12 12,003
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 6 6,225
Suburban Propane Partners LP, 5.00%, 06/01/31 6 5,676
23,904
Ground Transportation — 0.2%
(b)
EquipmentShare.com, Inc., 8.00%, 03/15/33 .. 8 8,381
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 32 32,652
Hertz Corp. (The), 12.63%, 07/15/29 ....... 9 9,412
50,445
Health Care Equipment & Supplies — 1.5%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 6 5,892
3.88% , 11/01/29 ................... 23 21,776
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 84 87,675
Insulet Corp., 6.50%, 04/01/33 ........... 14 14,596
Medline Borrower LP
3.88% , 04/01/29 ................... 27 25,900
6.25% , 04/01/29 ................... 22 22,600
5.25% , 10/01/29 ................... 113 112,119
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 11 11,378
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 12 12,485
314,421
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 6 6,181
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 28 27,305
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 75 73,873
6.00% , 01/15/29 ................... 35 33,665
5.25% , 05/15/30 ................... 48 42,564
4.75% , 02/15/31 ................... 10 8,549
10.88% , 01/15/32 .................. 33 34,976
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 21 21,743
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 8 8,289
6.75% , 07/15/33 ................... 10 10,326
Encompass Health Corp.
4.75% , 02/01/30 ................... 3 2,962
4.63% , 04/01/31 ................... 23 22,258
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
12 11,897
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 48 46,670
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 14 15,144
11.00% , 10/15/30 .................. 37 40,818
8.38% , 02/15/32 ................... 33 35,163
10.00% , 06/01/32 .................. 16 16,507
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... 15 15,268
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 13 12,511
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 3 2,977
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 52 54,695
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
76 77,445
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp., 6.75%, 05/15/31 .... USD 65 $ 67,248
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
21 21,660
710,694
Health Care REITs — 0.2%
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 49 51,281
Health Care Technology — 0.3%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 57 58,494
Hotel & Resort REITs — 1.2%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 12 12,341
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 7 7,038
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(h)
... 1 945
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 16 15,638
6.50% , 04/01/32 ................... 45 46,280
6.50% , 06/15/33 ................... 25 25,719
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 ................... 11 10,889
4.00% , 09/15/29 ................... 8 7,465
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 86 92,327
8.88% , 06/15/32 ................... 30 30,848
XHR LP, 6.63%, 05/15/30
(b)
............. 7 7,132
256,622
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC
(b)
5.63% , 09/15/29 ................... 11 11,155
4.00% , 10/15/30 ................... 19 17,706
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 18 17,466
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 52 53,850
6.50% , 02/15/32 ................... 44 45,149
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 33 33,345
5.88% , 06/15/31 ................... 23 23,431
6.13% , 02/15/33 ................... 59 60,366
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 28 27,639
5.75% , 04/01/30 ................... 29 29,095
6.75% , 05/01/31 ................... 54 55,502
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 12 11,494
6.75% , 01/15/30 ................... 4 3,691
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 22 21,534
Hilton Domestic Operating Co., Inc., 5.88%,
03/15/33
(b)
...................... 36 36,680
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 10 10,317
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 14 14,424
7.50% , 09/01/31 ................... 11 11,510
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 5 5,220
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 21 21,124
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
23 18,067
MGM Resorts International, 6.13%, 09/15/29 .. 25 25,429
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 11 10,596
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 15 15,483
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... 8 8,433
7.75% , 02/15/29 ................... 13 13,823

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25% , 03/01/30 ................... USD 9 $ 9,077
6.75% , 02/01/32 ................... 31 31,670
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 11 11,179
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... 10 5,725
5.88% , 09/01/31 ................... 13 7,118
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 3 3,166
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 10 10,013
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 10 10,238
10.75% , 11/15/29 .................. 21 21,578
11.13% , 07/15/30 .................. 23 24,058
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
22 21,200
Six Flags Entertainment Corp.
5.38% , 04/15/27 ................... 6 5,993
6.63% , 05/01/32
(b)
.................. 6 6,189
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 16 15,690
4.63% , 12/01/31 ................... 15 14,051
6.63% , 03/15/32 ................... 14 14,315
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... 12 12,000
6.50% , 05/15/32 ................... 22 22,731
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 16 16,009
7.00% , 02/15/29 ................... 3 3,026
9.13% , 07/15/31 ................... 54 58,158
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 8 7,961
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 16 16,647
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 43 42,690
7.13% , 02/15/31 ................... 33 35,193
6.25% , 03/15/33 ................... 23 23,147
1,051,351
Household Durables — 1.1%
Ashton Woods USA LLC, 4.63%, 04/01/30
(b)
.. 8 7,608
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 4 4,008
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 17 15,471
4.88% , 02/15/30 ................... 15 13,389
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 6 6,255
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 3 3,068
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 58 62,875
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 8 8,317
7.00% , 11/15/32 ................... 15 14,276
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 11 10,572
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 22 21,301
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 14 14,514
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 11 11,552
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 2 1,912
3.88% , 10/15/31 ................... 4 3,637
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 8 8,358
Whirlpool Corp.
6.13% , 06/15/30 ................... 12 12,105
6.50% , 06/15/33 ................... 13 13,042
232,260
Security
Par (000)
Par (000) Value
Household Products — 0.1%
Central Garden & Pet Co.
4.13% , 10/15/30 ................... USD 10 $ 9,440
4.13% , 04/30/31
(b)
.................. 4 3,713
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 4 3,633
16,786
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(f)
............ 17 17,503
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 2 1,976
3.75% , 01/15/32 ................... 27 24,230
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 6 6,315
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(b) (e) (f)
..................... 10 10,242
XPLR Infrastructure LP
(b)(h)
0.00% , 11/15/25
(i)
.................. 26 25,285
2.50% , 06/15/26 ................... 34 32,470
118,021
Insurance — 7.0%
(b)
Acrisure LLC, 6.75%, 07/01/32 ........... 7 7,099
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 41 40,246
6.75% , 10/15/27 ................... 47 46,972
5.88% , 11/01/29 ................... 51 50,274
7.00% , 01/15/31 ................... 72 74,477
7.38% , 10/01/32 ................... 111 114,420
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 10 10,192
4.88% , 06/30/29 ................... 21 20,408
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 13 13,298
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 209,094
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 24 25,717
Howden UK Refinance plc
7.25% , 02/15/31 ................... 107 110,800
8.13% , 02/15/32 ................... 59 61,361
HUB International Ltd.
7.25% , 06/15/30 ................... 170 177,656
7.38% , 01/31/32 ................... 226 236,470
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 32 33,918
10.50% , 12/15/30 .................. 24 25,579
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 150 155,813
Ryan Specialty LLC
4.38% , 02/01/30 ................... 9 8,705
5.88% , 08/01/32 ................... 15 15,118
USI, Inc., 7.50%, 01/15/32 ............. 30 31,655
1,469,272
Interactive Media & Services — 0.3%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 54 55,411
IT Services — 0.4%
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 17 17,380
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
46 48,190
Twilio, Inc.
3.63% , 03/15/29 ................... 12 11,424
3.88% , 03/15/31 ................... 17 15,900
92,894

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 2 $ 1,833
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 6 5,431
7,264
Machinery — 1.9%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 21 21,346
ATS Corp., 4.13%, 12/15/28 ............ 9 8,606
Chart Industries, Inc., 7.50%, 01/01/30 ...... 31 32,455
Enpro, Inc., 6.13%, 06/01/33 ............ 9 9,201
Esab Corp., 6.25%, 04/15/29 ............ 16 16,382
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ....................... 6 4,740
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 64 66,915
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 8 8,419
Terex Corp., 6.25%, 10/15/32 ........... 10 10,020
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 199,860
Wabash National Corp., 4.50%, 10/15/28 .... 10 9,046
386,990
Media — 6.2%
Cable One, Inc.
(h)
0.00% , 03/15/26
(i)
.................. 5 4,730
1.13% , 03/15/28 ................... 23 17,538
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 38 37,567
7.75% , 04/15/28 ................... 15 14,175
9.00% , 09/15/28 ................... 28 29,339
7.50% , 06/01/29 ................... 71 65,668
7.88% , 04/01/30 ................... 65 67,096
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 12 11,312
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 190,231
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 40 39,869
10.00% , 02/15/31 .................. 20 19,417
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 46 41,745
5.75% , 12/01/28 ................... 46 39,819
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 86 88,651
EchoStar Corp.
10.75% , 11/30/29 .................. 47 48,298
6.75% , 11/30/30 ................... 150 136,203
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 19 18,991
10.50% , 07/15/29 .................. 46 49,417
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 20 21,166
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 51 49,658
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 4 3,980
4.25% , 01/15/29 ................... 34 32,527
4.63% , 03/15/30 ................... 6 5,731
7.38% , 02/15/31 ................... 16 16,939
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 20 17,100
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
34 34,347
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 12 11,773
5.00% , 08/01/27 ................... 58 57,503
4.00% , 07/15/28 ................... 4 3,842
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 8 7,652
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 17 16,954
8.00% , 08/15/28 ................... 70 71,035
8.50% , 07/31/31 ................... 23 23,025
1,293,298
Security
Par (000)
Par (000) Value
Metals & Mining — 2.1%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... USD 30 $ 32,016
11.50% , 10/01/31 .................. 69 77,344
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 72 72,581
Carpenter Technology Corp., 7.63%, 03/15/30 . 16 16,557
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ................... 5 4,996
6.88% , 11/01/29
(b)
.................. 25 24,613
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 24 23,880
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 34 33,266
4.50% , 06/01/31 ................... 48 44,904
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 20 20,612
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 24 22,968
6.88% , 01/30/30 ................... 26 26,882
3.88% , 08/15/31 ................... 47 42,233
442,852
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 14 13,614
7.75% , 12/01/29 ................... 2 2,127
Rithm Capital Corp., 8.00%, 07/15/30 ...... 8 8,040
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 16 16,829
6.00% , 04/15/30 ................... 5 5,057
6.50% , 07/01/30 ................... 10 10,329
6.50% , 10/15/30 ................... 18 18,584
74,580
Multi-Utilities — 0.1%
(f)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... 7 7,242
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. 5 5,074
12,316
Oil, Gas & Consumable Fuels — 7.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 19 19,930
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
15 14,887
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 10 12,225
5.88% , 06/30/29 ................... 28 28,048
6.63% , 07/15/33 ................... 10 10,145
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 14 14,611
7.25% , 07/15/32 ................... 11 11,656
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,072
6.75% , 02/01/30
(b)
.................. 4 4,152
5.85% , 11/15/43 ................... 8 7,051
5.60% , 10/15/44 ................... 8 6,746
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 4 4,086
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 33 34,325
Civitas Resources, Inc., 8.38%, 07/01/28
(b)
... 8 8,191
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,390
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 5 5,177
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 32 32,024
5.88% , 01/15/30 ................... 25 24,283
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 18 17,575
7.38% , 01/15/33 ................... 21 20,072
8.38% , 01/15/34 ................... 22 22,014

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. USD 17 $ 16,921
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 10 10,273
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 13 13,507
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 14 15,461
Energy Transfer LP
(f)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(e)
....................... 7 7,131
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 31 32,980
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 19 19,484
EQT Corp., 4.50%, 01/15/29
(b)
........... 3 2,964
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 12 12,650
Genesis Energy LP
7.75% , 02/01/28 ................... 9 9,133
8.25% , 01/15/29 ................... 10 10,457
8.88% , 04/15/30 ................... 2 2,124
7.88% , 05/15/32 ................... 26 27,033
8.00% , 05/15/33 ................... 10 10,455
Global Partners LP, 7.13%, 07/01/33
(b)
...... 8 8,112
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 9 9,224
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 7 7,393
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 14 14,398
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 9 8,883
6.00% , 04/15/30 ................... 1 972
6.25% , 04/15/32 ................... 1 955
8.38% , 11/01/33 ................... 16 16,601
6.88% , 05/15/34 ................... 25 23,946
7.25% , 02/15/35 ................... 9 8,801
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 8 8,399
7.38% , 07/15/32 ................... 4 4,207
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 35 33,283
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
38 39,328
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 3 3,025
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 9 9,064
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 17 17,335
6.50% , 04/15/32 ................... 19 19,010
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... 3 2,436
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 14 14,144
8.38% , 02/15/32 ................... 62 62,186
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... 39 39,347
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 11 11,392
Parkland Corp., 6.63%, 08/15/32
(b)
........ 13 13,287
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 7 6,284
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 15 15,336
7.00% , 01/15/32 ................... 16 16,587
6.25% , 02/01/33 ................... 33 33,306
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 12 12,499
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... USD 2 $ 1,963
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 25 26,177
Sunoco LP, 6.25%, 07/01/33
(b)
........... 13 13,217
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 6 5,965
7.38% , 02/15/29 ................... 34 34,944
6.00% , 09/01/31 ................... 2 1,952
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 37 35,856
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
4 4,161
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 84 91,508
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(e) (f)
... 175 170,135
8.38% , 06/01/31 ................... 42 43,622
9.88% , 02/01/32 ................... 30 32,399
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 37 39,621
6.50% , 01/15/34 ................... 51 51,000
7.75% , 05/01/35 ................... 17 18,401
6.75% , 01/15/36 ................... 53 53,000
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 5 4,416
9.75% , 10/15/30 ................... 15 13,577
7.88% , 04/15/32
(b)
.................. 22 18,810
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 15 14,901
1,635,598
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 8 7,543
Passenger Airlines — 0.4%
(b)
American Airlines, Inc., 8.50%, 05/15/29 ..... 20 20,971
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 14 13,620
OneSky Flight LLC, 8.88%, 12/15/29 ....... 13 13,536
United Airlines, Inc., 4.63%, 04/15/29 ....... 28 27,179
75,306
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 22 22,211
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 200 201,754
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 96 95,040
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
6 6,351
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 34 33,246
336,391
Professional Services — 1.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 15 15,437
CACI International, Inc., 6.38%, 06/15/33 .... 25 25,799
CoreLogic, Inc., 4.50%, 05/01/28 ......... 100 95,388
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 35,875
KBR, Inc., 4.75%, 09/30/28 ............. 20 19,150
Science Applications International Corp., 4.88%,
04/01/28 ....................... 10 9,845
201,494
Real Estate Management & Development — 0.5%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 21 19,806
7.00% , 04/15/30
(b)
.................. 6 5,605
9.75% , 04/15/30
(b)
.................. 7 7,113
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 31 33,289

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 18 $ 17,141
4.38% , 02/01/31 ................... 11 10,152
93,106
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
23 22,380
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 40 39,556
MKS, Inc., 1.25%, 06/01/30
(h)
............ 25 24,638
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 14 12,939
77,133
Software — 6.8%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 235 231,302
Camelot Finance SA, 4.50%, 11/01/26 ...... 2 1,969
Capstone Borrower, Inc.
Series jun , 8.00% , 06/15/30 ............ 16 16,650
8.00% , 06/15/30 ................... 57 59,471
Central Parent LLC, 8.00%, 06/15/29 ....... 15 12,403
Central Parent, Inc., 7.25%, 06/15/29 ....... 4 3,251
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 75 71,890
4.88% , 07/01/29 ................... 55 51,788
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 165 166,537
9.00% , 09/30/29 ................... 221 229,072
8.25% , 06/30/32 ................... 131 139,414
Elastic NV, 4.13%, 07/15/29 ............ 30 28,666
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 45 46,021
Fair Isaac Corp.
4.00% , 06/15/28 ................... 19 18,492
6.00% , 05/15/33 ................... 70 70,642
McAfee Corp., 7.38%, 02/15/30 .......... 38 35,887
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 43 44,639
UKG, Inc., 6.88%, 02/01/31 ............. 148 153,561
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 31 29,146
1,410,801
Specialized REITs — 0.4%
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 49 50,382
SBA Communications Corp., 3.13%, 02/01/29 . 37 34,946
85,328
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 9 8,877
4.75% , 03/01/30 ................... 2 1,936
5.00% , 02/15/32
(b)
.................. 2 1,903
Carvana Co.
(b)(g)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 49 51,968
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 87 98,274
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. 11 11,725
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 9 9,242
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 30 30,070
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 7 6,911
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 39 37,925
8.25% , 08/01/31 ................... 21 22,327
Staples, Inc., 10.75%, 09/01/29
(b)
......... 8 7,571
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 116 115,816
404,545
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... USD 8 $ 8,487
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
................. 14 14,209
Seagate HDD Cayman
8.25% , 12/15/29 ................... 13 13,845
8.50% , 07/15/31
(b)
.................. 18 19,317
Xerox Corp., 10.25%, 10/15/30
(b)
......... 7 7,329
63,187
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ............ 16 14,408
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31 ....... 20 18,300
Under Armour, Inc., 7.25%, 07/15/30 ....... 7 7,089
41,914
Trading Companies & Distributors — 2.1%
(b)
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 31 30,833
7.88% , 12/01/30 ................... 43 45,624
7.00% , 05/01/31 ................... 102 105,614
7.00% , 06/15/32 ................... 53 54,724
5.88% , 04/15/33 ................... 27 26,660
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 1,834
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 5 5,130
7.00% , 06/15/30 ................... 23 24,020
7.25% , 06/15/33 ................... 18 18,861
Imola Merger Corp., 4.75%, 05/15/29 ....... 15 14,482
QXO Building Products, Inc., 6.75%, 04/30/32 . 67 69,024
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 5 5,150
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 12 12,470
6.38% , 03/15/33 ................... 22 22,739
437,165
Total Corporate Bonds — 95 .8%
(Cost: $ 19,699,742 ) ............................... 20,014,764
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28
(f)
............ 4 3,820
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.32%
,
12/21/29
(f)
........... 4 4,358
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term
Loan , 15.00% ( 15.00 % Cash or 15.00%
PIK), 12/09/27
(f) (g)
................... 2 2,230
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 10,046 ) ................................. 10,408

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(k)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a) (c)
........................ USD 140 $ 56
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 56
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.1%
Aerospace & Defense — 0.2%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
........ 1 45,084
Banks — 0.1%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(e) (f)
. 17 17,480
Electric Utilities — 0.3%
(e)(f)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 19 17,889
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 35 38,865
56,754
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... —
(l)
5,530
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (e) (f)
....................... 44 44,529
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(e) (f)
........... 30 30,134
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. —
(l)
23,324
Total Capital Trusts — 1 .1%
(Cost: $ 204,231 ) ................................. 222,835
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)(m)
Veritas Newco ....................... 61 1,373
Veritas Newco, Series G-1 ............... 42 948
2,321
Total Preferred Stocks — 0.0%
(Cost: $ 2,063 ) .................................. 2,321
Total Preferred Securities — 1 .1%
(Cost: $ 206,294 ) ................................. 225,156
Total Long-Term Investments — 97.7%
(Cost: $ 20,089,509 ) ............................... 20,420,638
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(n) (o)
................... 316,765 $ 316,765
Total Short-Term Securities — 1 .5%
(Cost: $ 316,765 ) ................................. 316,765
Total Investments — 99 .2%
(Cost: $ 20,406,274 ) ............................... 20,737,403
Other Assets Less Liabilities — 0.8% .................... 164,690
Net Assets — 100.0% ...............................
$ 20,902,093

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Rounds to less than 1,000.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 335,134 $ — $ (18,369)
(a)
$ — $ — $ 316,765 316,765 $ 7,940 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 448,305 — (448,635) 27,965 (27,635) — — 4,187 —
$ 27,965 $ (27,635) $ 316,765 $ 12,127 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 466,504 State Street Bank and Trust Co. 09/17/25 $ 11,871
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 645 $ 49,495 $ 34,858 $ 14,637
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 371 $ 6,642 $ (3,667) $ 10,309
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 259 4,183 (2,257) 6,440
$ 10,825 $ (5,924) $ 16,749
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 34,858 $ — $ 14,637 $ —
OTC Swaps ................................................................... — (5,924) 16,749 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 11,871 $ — $ — $ 11,871
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 14,637 — — — — 14,637
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 16,749 — 16,749
$ — $ 14,637 $ — $ 11,871 $ 16,749 $ — $ 43,257
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ — $ — $ 5,924 $ — $ 5,924
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 36,108 $ — $ — $ 36,108
Swaps .............................. — (3,721) — — 2,919 — (802)
$ — $ (3,721) $ — $ 36,108 $ 2,919 $ — $ 35,306
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ 15,381 $ — $ — $ 15,381
Swaps .............................. — 12,903 — — 16,749 — 29,652
$ — $ 12,903 $ — $ 15,381 $ 16,749 $ — $ 45,033
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ 455,486
Credit default swaps
Average notional value — sell protection ................................................................................... 715,946
Total return swaps
Average notional value ............................................................................................... 630,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 11,871 $ —
Swaps — centrally cleared .............................................................................. 3,503 —
Swaps — OTC
(a)
..................................................................................... 16,749 5,924
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 32,123 $ 5,924
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,503) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 28,620 $ 5,924

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
JPMorgan Chase Bank NA .......................... $ 16,749 $ (5,924) $ — $ — $ 10,825
State Street Bank and Trust Co. ...................... 11,871 — — — 11,871
$ 28,620 $ (5,924) $ — $ — $ 22,696
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
JPMorgan Chase Bank NA .......................... $ 5,924 $ (5,924) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 170,254 $ — $ — $ 170,254
Corporate Bonds ........................................ — 20,014,764 — 20,014,764
Floating Rate Loan Interests ................................. — 10,408 — 10,408
Other Interests .......................................... — 56 — 56
Preferred Securities
Aerospace & Defense .................................... 45,084 — — 45,084
Banks ............................................... — 17,480 — 17,480
Electric Utilities ........................................ — 56,754 — 56,754
Financial Services ...................................... 5,530 — — 5,530
Independent Power and Renewable Electricity Producers ............ — 44,529 — 44,529
IT Services ........................................... — — 2,321 2,321
Oil, Gas & Consumable Fuels ............................... — 30,134 — 30,134
Semiconductors & Semiconductor Equipment .................... 23,324 — — 23,324
Short-Term Securities
Money Market Funds ...................................... 316,765 — — 316,765
Unfunded Floating Rate Loan Interests
(a)
........................... — 6 — 6
$ 560,957 $ 20,174,131 $ 2,321 $ 20,737,409
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 14,637 $ — $ 14,637
Foreign currency exchange contracts ............................ — 11,871 — 11,871
Interest rate contracts ....................................... — 16,749 — 16,749
$ — $ 43,257 $ — $ 43,257

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock High Yield Portfolio

See notes to financial statements.
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

June 30, 2025

Statements of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 212,308,832 $ 452,981,775 $ 262,076,877 $ 139,216,893
Investments, at value — affiliated
(d)
............................................ 5,011,069 17,703,191 21,823,177 17,052,909
Cash ............................................................... 817 89 176 116,004
Cash held for investments sold short ........................................... — — — 321,055
Cash pledged:
Futures contracts ...................................................... 152,000 3,865,000 — 1,172,000
Centrally cleared swaps .................................................. — 1,000 — 1,685,000
Foreign currency, at value
(e)
................................................. — 1,004,654 — 441,675
Receivables: – – – –
Investment s sold ...................................................... 1,019,327 — — 766,834
Options written ........................................................ — — — 60,964
Securities lending income — affiliated ........................................ 394 694 545 960
TBA sale commitments .................................................. — 23,947 — —
Capital shares sold ..................................................... — — — 2,006
Dividends — unaffiliated ................................................. 113,192 459,235 26,291 127,194
Dividends — affiliated ................................................... 6,531 46,919 2,318 38,724
Interest — unaffiliated ................................................... — 1,616,553 — 437,890
Variation margin on futures contracts ......................................... 10,500 224,156 — 4,120,635
Variation margin on centrally cleared swaps .................................... — 13 — 16,934
Swap premiums paid ..................................................... — — — 19,081
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 516,068 — 426,456
OTC swaps .......................................................... — 3,877,279 — 60,824
Prepaid e xpenses ....................................................... 789 2,061 861 750
Other assets ........................................................... — — — 1,639
Total a ssets ...........................................................
218,623,451 482,322,634 283,930,245 166,086,427
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................. — 3,880,000 — —
Collateral on securities loaned ............................................... 2,848,865 2,631,715 21,386,190 3,270,449
Options written, at value
(f)
.................................................. — — — 467,453
TBA sale commitments, at value
(g)
............................................ — 23,955 — —
Payables: – – – –
Investments purchased .................................................. 994,902 10,163,020 132,147 2,382,066
Swaps   ............................................................ — — — 91,963
Accounting services fees ................................................. 7,315 9,371 7,655 26,264
Dividends on short sales ................................................. — — — 3,170
Capital shares redeemed ................................................. 56,998 150,802 195,055 18,322
Custodian fees ........................................................ 5,157 16,788 1,303 33,032
Deferred foreign capital gain tax ............................................ — — — 236
Interest expense ...................................................... 206 456 241 148
Investment advisory fees ................................................. 63,896 139,185 77,137 24,945
Directors' and Officer's fees ............................................... 141 327 159 127
Pricing services fees .................................................... — — — 34,445
Professional fees ...................................................... 9,950 436 8,416 25,058
Registration fees ...................................................... 17 — 17 17
Transfer agent fees .................................................... 83,925 195,125 99,386 66,123
Other accrued expenses ................................................. 9,950 11,358 7,066 12,560
Variation margin on futures contracts ......................................... 102 525,962 — 4,128,057
Swap premiums received .................................................. — — — 12,348
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 771,252 — 284,238
OTC swaps .......................................................... — — — 362,468
Total li abilities ..........................................................
4,081,424 18,519,752 21,914,772 11,243,489
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 214,542,027 $ 463,802,882 $ 262,015,473 $ 154,842,938
See notes to financial statements.

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 155,602,928 $ 403,247,422 $ 115,135,363 $ 133,184,672
Accumulated earnings .................................................... 58,939,099 60,555,460 146,880,110 21,658,266
NET ASSETS ..........................................................
$ 214,542,027 $ 463,802,882 $ 262,015,473 $ 154,842,938
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 169,980,684 $ 417,357,747 $ 139,731,074 $ 125,850,674
(c)
  Securities loaned, at value ............................................ $ 2,780,828 $ 2,566,016 $ 21,039,648 $ 3,212,939
(d)
  Investments, at cost — affiliated ......................................... $ 5,011,069 $ 17,703,191 $ 21,823,177 $ 17,981,545
(e)
  Foreign currency, at cost ............................................. $ — $ 995,437 $ — $ 440,541
(f)
  Premiums received ................................................. $ — $ — $ — $ 491,849
(g)
  Proceeds received from TBA sale commitments ............................... $ — $ 23,947 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
NET ASSET VALUE
Net assets .........................................................
$ 214,542,027 $ 463,802,882 $ 262,015,473 $ 154,842,938
Shares outstanding ...................................................
7,339,059 27,657,714 4,206,420 9,307,806
Net asset value .....................................................
$ 29.23 $ 16.77 $ 62.29 $ 16.64
Shares authorized ...................................................
100 million 300 million 100 million 100 million
Par value ......................................................... $ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 62,422,543 $ 20,420,638
Investments, at value — affiliated
(b)
........................................................................... — 316,765
Cash .............................................................................................. 1,201,179 10,558
Cash pledged:
Centrally cleared swaps ................................................................................. — 53,000
Foreign currency, at value
(c)
................................................................................ — 1,577
Repurchase agreements, at value
(d)
.......................................................................... 46,500,000 —
Receivables: – –
Investment s sold ..................................................................................... — 32,728
Dividends — unaffiliated ................................................................................ — 397
Dividends — affiliated .................................................................................. — 1,442
Interest — unaffiliated .................................................................................. 163,156 362,015
From the Manager .................................................................................... — 4,982
Variation margin on centrally cleared swaps ................................................................... — 3,503
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 11,871
OTC swaps ......................................................................................... — 16,749
Unfunded floating rate loan interests ........................................................................ — 6
Prepaid e xpenses ...................................................................................... 578 46,256
Total a ssets ..........................................................................................
110,287,456 21,282,487
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 2,092,492 203,138
Swaps   ........................................................................................... — 17
Accounting services fees ................................................................................ 6,396 4,917
Capital shares redeemed ................................................................................ 98,825 7,864
Custodian fees ....................................................................................... 1,657 1,881
Income dividend distributions ............................................................................. — 106,346
Interest expense ..................................................................................... — 21
Investment advisory fees ................................................................................ 29,826 —
Directors' and Officer's fees .............................................................................. 84 189
Professional fees ..................................................................................... 19,409 23,219
Registration fees ..................................................................................... 2,933 17
Transfer agent fees ................................................................................... 42,349 9,923
Other accrued expenses ................................................................................ 11,024 16,938
Swap premiums received ................................................................................. — 5,924
Total li abilities .........................................................................................
2,304,995 380,394
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 107,982,461 $ 20,902,093

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 107,973,341 $ 23,781,546
Accumulated earnings (loss) ............................................................................... 9,120 (2,879,453)
NET ASSETS .........................................................................................
$ 107,982,461 $ 20,902,093
(a)
  Investments, at cost — unaffiliated ................................................................... $ 62,422,543 $ 20,089,509
(b)
  Investments, at cost — affiliated ..................................................................... $ — $ 316,765
(c)
  Foreign currency, at cost ......................................................................... $ — $ 1,551
(d)
  Repurchase agreements, at cost .................................................................... $ 46,500,000 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 107,982,461 $ 20,902,093
Shares outstanding ...................................................................................
107,973,347 4,071,790
Net asset value .....................................................................................
$ 1.00 $ 5.13
Shares authorized ...................................................................................
2.0 billion 100 million
Par value ......................................................................................... $ 0.10 $ 0.0001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2025

Statements of Operations
BlackRock
Advantage Large
Cap Core Portfolio
BlackRock
Balanced Portfolio
BlackRock Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 1,311,567 $ 3,041,505 $ 276,056 $ 866,877
Dividends — affiliated ............................................. 39,602 312,612 10,044 258,656
Interest — affiliated .............................................. — — — 2
Interest — unaffiliated ............................................. 2,620 3,756,533 — 1,144,453
Securities lending income — affiliated — net ............................. 3,018 4,670 3,132 8,577
Foreign taxes withheld ............................................ (56) (141,873) (15,891) (49,537)
Foreign withholding tax claims ....................................... — — — 24,481
Total investment income .............................................
1,356,751 6,973,447 273,341 2,253,509
EXPENSES
Investment advisory .............................................. 382,548 838,110 449,005 272,723
Transfer agent .................................................. 140,062 316,302 169,193 105,258
Professional ................................................... 30,777 43,917 31,477 66,552
Accounting services .............................................. 19,102 25,815 20,032 82,530
Custodian ..................................................... 9,130 42,184 2,361 77,893
Directors and Officer ............................................. 4,318 5,316 4,459 4,062
Printing and postage ............................................. 158 9,313 7,672 6,066
Pricing Services ................................................. — — — 34,445
Registration ................................................... — 4 — —
Miscellaneous .................................................. 2,893 14,468 2,140 5,129
Total expenses excluding interest expense .................................
588,988 1,295,429 686,339 654,658
Interest expense ................................................ 323 13,029 523 1,398
Total e xpenses ...................................................
589,311 1,308,458 686,862 656,056
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (703) (9,024) (180) (134,438)
Transfer agent fees reimbursed by the Manager ........................... (96,740) (224,322) (118,748) (102,779)
Total ex penses after fees waived and/or reimbursed ..........................
491,868 1,075,112 567,934 418,839
Net investment income (loss) ..........................................
864,883 5,898,335 (294,593) 1,834,670
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,357,620 $ 26,089,209 $ 17,756,574 $ 13,395,301
Net realized gain (loss) from:
Investments — unaffiliated
(b)
...................................... $ 8,584,987 $ 15,589,690 $ 15,591,511 $ 5,439,096
Investments — affiliated ......................................... (1,007) 577,046 312 (450)
Forward foreign currency exchange contracts ........................... — 66,838 — 674,142
Foreign currency transactions ..................................... — 56,312 (184) 43,936
Futures contracts .............................................. (60,392) (509,872) — 417,979
Options written ............................................... — — — 583,941
Short sales — unaffiliated ........................................ — — — (2,120)
Swaps   .................................................... — (2,341,503) — (399,887)
8,523,588 13,438,511 15,591,639 6,756,637
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
...................................... 1,701,544 11,506,319 2,164,404 5,539,002
Investments — affiliated ......................................... 337 (674,608) — 73,905
Forward foreign currency exchange contracts ........................... — 543,474 — 654,061
Foreign currency translations ...................................... — 83,016 531 (22,599)
Futures contracts .............................................. 132,151 (3,270,176) — (575,676)
Options written ............................................... — — — 61,072
Swaps   .................................................... — 4,462,673 — 908,899
1,834,032 12,650,698 2,164,935 6,638,664
Net realized and unrealized gain .......................................
10,357,620 26,089,209 17,756,574 13,395,301
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 11,222,503 $ 31,987,544 $ 17,461,981 $ 15,229,971
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ...........
$ — $ (3,620) $ — $ (1,590)
(c)
  Net of reduction in deferred foreign capital gain tax of ........................
$ — $ 74,142 $ — $ 1,071
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ — $ 2,699
Dividends — affiliated ............................................................................... — 12,127
Interest — unaffiliated ............................................................................... 2,343,257 701,532
Total investment income ...............................................................................
2,343,257 716,358
EXPENSES
Investment advisory ................................................................................ 199,782 37,872
Transfer agent .................................................................................... 78,372 15,548
Professional ..................................................................................... 30,149 43,426
Accounting services ................................................................................ 8,409 15,500
Custodian ....................................................................................... 4,823 4,336
Directors and Officer ............................................................................... 3,896 297
Printing and postage ............................................................................... 1,908 16,025
Miscellaneous .................................................................................... 1,065 4,923
Total expenses excluding interest expense ...................................................................
328,404 137,927
Interest expense .................................................................................. — 32
Total e xpenses .....................................................................................
328,404 137,959
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (3,353) (73,830)
Transfer agent fees reimbursed by the Manager ............................................................. (67,038) (13,069)
Total ex penses after fees waived and/or reimbursed ............................................................
258,013 51,060
Net investment income ................................................................................
2,085,244 665,298
REALIZED AND UNREALIZED GAIN (LOSS) $ 660 $ 320,814
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 660 $ (15,350)
Investments — affiliated ........................................................................... — 27,965
Forward foreign currency exchange contracts ............................................................. — 36,108
Foreign currency transactions ....................................................................... — 2,080
Swaps   ...................................................................................... — (802)
660 50,001
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... — 253,349
Investments — affiliated ........................................................................... — (27,635)
Forward foreign currency exchange contracts ............................................................. — 15,381
Foreign currency translations ........................................................................ — 60
Swaps   ...................................................................................... — 29,652
Unfunded floating rate loan interests ................................................................... — 6
— 270,813
Net realized and unrealized gain .........................................................................
660 320,814
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 2,085,904 $ 986,112
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Balanced Portfolio
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 864,883 $ 1,715,710 $ 5,898,335 $ 10,888,655
Net realized gain ................................................ 8,523,588 33,713,202 13,438,511 41,112,671
Net change in unrealized appreciation (depreciation) ........................ 1,834,032 11,001,405 12,650,698 3,324,732
Net increase in net assets resulting from operations ...........................
11,222,503 46,430,317 31,987,544 55,326,058
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— (30,086,035) — (49,952,122)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(10,811,309) 9,292,397 (22,542,714) 4,650,471
NET ASSETS
Total increase in net assets ........................................... 411,194 25,636,679 9,444,830 10,024,407
Beginning of period ................................................
214,130,833 188,494,154 454,358,052 444,333,645
End of period ....................................................
$ 214,542,027 $ 214,130,833 $ 463,802,882 $ 454,358,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (294,593) $ 149,226 $ 1,834,670 $ 3,965,681
Net realized gain ................................................ 15,591,639 22,882,498 6,756,637 9,974,974
Net change in unrealized appreciation (depreciation) ........................ 2,164,935 41,614,597 6,638,664 (272,004)
Net increase in net assets resulting from operations ...........................
17,461,981 64,646,321 15,229,971 13,668,651
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
— (15,400,888) — (14,104,809)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(10,567,481) (7,071,894) (6,395,991) (1,093,929)
NET ASSETS
Total increase (decrease) in net assets ................................... 6,894,500 42,173,539 8,833,980 (1,530,087)
Beginning of period ................................................
255,120,973 212,947,434 146,008,958 147,539,045
End of period ....................................................
$ 262,015,473 $ 255,120,973 $ 154,842,938 $ 146,008,958
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Government Money Market Portfolio BlackRock High Yield Portfolio
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Six Months Ended
06/30/25
(unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,085,244 $ 5,365,512 $ 665,298 $ 1,410,537
Net realized gain (loss) ............................................ 660 6,086 50,001 (17,180)
Net change in unrealized appreciation (depreciation) ........................ — — 270,813 207,146
Net increase in net assets resulting from operations ...........................
2,085,904 5,371,598 986,112 1,600,503
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,085,244) (5,367,621) (683,660) (1,420,055)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(114,215) (7,410,184) (223,822) (1,063,217)
NET ASSETS
Total increase (decrease) in net assets ................................... (113,555) (7,406,207) 78,630 (882,769)
Beginning of period ................................................
108,096,016 115,502,223 20,823,463 21,706,232
End of period ....................................................
$ 107,982,461 $ 108,096,016 $ 20,902,093 $ 20,823,463
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Advantage Large Cap Core Portfolio
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period .................
$ 27.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14  $ 23.90
Net investment income
(a)
.........................
0 .11  0 .24  0 .24  0 .26  0 .25  0 .28
Net realized and unrealized gain (loss) ................
1.44  6.40  5.05  (5.69) 6.98  4.43
Net increase (decrease) from investment operations ........ 1.55  6.64  5.29  (5.43) 7.23  4.71
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .26 ) ( 0 .24 ) ( 0 .27 ) ( 0 .25 ) ( 0 .34 )
From net realized gain ...........................
—  ( 4 .16 ) ( 0 .45 ) ( 0 .68 ) ( 5 .88 ) ( 2 .13 )
Total distributions ............................... —  (4.42) (0.69) (0.95) (6.13) (2.47)
Net asset value, end of period ...................... $ 29.23  $ 27.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14
Total Return
(c)
Based on net asset value .......................... 5.60%
(d)
25.61% 25.41% (19.89)% 28.43% 19.99%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.58%
(f)
0.59% 0.63% 0.60% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed ........
0.48%
(f)
0.49% 0.50% 0.50% 0.47% 0.49%
Net investment income ............................
0.85%
(f)
0.83% 1.02% 1.14% 0.85% 1.18%
Supplemental Data
Net assets, end of period (000) ...................... $ 214,542  $ 214,131  $ 188,494  $ 166,043  $ 232,661  $ 196,166
Portfolio turnover rate ............................. 57% 115% 113% 117% 116% 124%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Balanced Portfolio
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period .................
$ 15.63  $ 15.51  $ 13.76  $ 16.67  $ 16.79  $ 15.86
Net investment income
(a)
.........................
0 .21  0 .40  0 .35  0 .26  0 .19  0 .25
Net realized and unrealized gain (loss) ................
0.93  1.60  1.93  (2.89) 2.59  2.23
Net increase (decrease) from investment operations ........ 1.14  2.00  2.28  (2.63) 2.78  2.48
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .64 ) ( 0 .26 ) ( 0 .13 ) ( 0 .19 ) ( 0 .29 )
From net realized gain ...........................
—  ( 1 .24 ) ( 0 .27 ) ( 0 .15 ) ( 2 .71 ) ( 1 .26 )
Total distributions ............................... —  (1.88) (0.53) (0.28) (2.90) (1.55)
Net asset value, end of period ...................... $ 16.77  $ 15.63  $ 15.51  $ 13.76  $ 16.67  $ 16.79
Total Return
(c)
Based on net asset value .......................... 7.29%
(d)
12.88% 16.56% (15.76)% 16.65% 15.75%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.58%
(f)
0.59% 0.63% 0.62% 0.59% 0.61%
Total expenses after fees waived and/or reimbursed ........
0.48%
(f)
0.48% 0.51% 0.50% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for foreign withholding tax claims ..........................
0.47%
(f)
0.47% 0.50% 0.48% 0.48% 0.48%
Net investment income ............................
2.64%
(f)
2.38% 2.37% 1.78% 1.08% 1.56%
Supplemental Data
Net assets, end of period (000) ...................... $ 463,803  $ 454,358  $ 444,334  $ 422,523  $ 552,083  $ 523,771
Portfolio turnover rate
(g)
............................ 52% 104% 121% 229% 343% 345%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
40% 82% 97% 187% 218% 238%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Portfolio
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period .................
$ 58.01  $ 46.82  $ 32.11  $ 57.19  $ 56.30  $ 43.39
Net investment income (loss)
(a)
.....................
( 0 .07 ) 0 .03  0 .08  0 .09  ( 0 .01 ) ( 0 .00 )
(b)
Net realized and unrealized gain (loss) ................
4.35  14.82  15.83  (21.45) 11.61  17.32
Net increase (decrease) from investment operations ........ 4.28  14.85  15.91  (21.36) 11.60  17.32
Distributions
(c)
– – – – – –
From net investment income ......................
—  ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) ( 0 .02 ) ( 0 .01 )
From net realized gain ...........................
—  ( 3 .61 ) ( 1 .16 ) ( 3 .63 ) (10.69) ( 4 .40 )
Total distributions ............................... —  (3.66) (1.20) (3.72) (10.71) (4.41)
Net asset value, end of period ...................... $ 62.29  $ 58.01  $ 46.82  $ 32.11  $ 57.19  $ 56.30
Total Return
(d)
Based on net asset value .......................... 7.38%
(e)
31.51% 49.60% (37.59)% 21.22% 40.16%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.57%
(g)
0.57% 0.60% 0.59% 0.57% 0.59%
Total expenses after fees waived and/or reimbursed ........
0.47%
(g)
0.47% 0.51% 0.50% 0.47% 0.49%
Net investment income (loss) ........................
(0.25)%
(g)
0.06% 0.19% 0.21% (0.02)% (0.01)%
Supplemental Data
Net assets, end of period (000) ...................... $ 262,015  $ 255,121  $ 212,947  $ 155,796  $ 276,081  $ 247,240
Portfolio turnover rate ............................. 18% 27% 22% 63% 41% 38%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
BlackRock Global Allocation Portfolio
(a)
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period .................
$ 15.02  $ 15.12  $ 13.74  $ 16.85  $ 17.96  $ 16.03
Net investment income
(b)
.........................
0 .19  0 .43  0 .38  0 .24  0 .25  0 .18
Net realized and unrealized gain (loss) ................
1.43  1.03  1.44  (2.89) 0.97  3.15
Net increase (decrease) from investment operations ........ 1.62  1.46  1.82  (2.65) 1.22  3.33
Distributions
(c)
– – – – – –
From net investment income ......................
—  ( 0 .27 ) ( 0 .36 ) —  ( 0 .22 ) ( 0 .26 )
From net realized gain ...........................
—  ( 1 .29 ) ( 0 .08 ) ( 0 .44 ) ( 2 .11 ) ( 1 .14 )
Return of capital ............................... —  —  —  ( 0 .02 ) —  —
Total distributions ............................... —  (1.56) (0.44) (0.46) (2.33) (1.40)
Net asset value, end of period ...................... $ 16.64  $ 15.02  $ 15.12  $ 13.74  $ 16.85  $ 17.96
Total Return
(d)
Based on net asset value .......................... 10.79%
(e)
9.74% 13.25% (15.73)% 6.79% 20.95%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.90%
(g)
1.00% 1.01% 1.02% 0.87% 0.83%
Total expenses after fees waived and/or reimbursed ........
0.58%
(g)
0.57% 0.57% 0.57% 0.58% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales, professional fees for foreign
withholding tax claims ...........................
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ............................
2.52%
(g)
2.68% 2.63% 1.65% 1.34% 1.08%
Supplemental Data
Net assets, end of period (000) ...................... $ 154,843  $ 146,009  $ 147,539  $ 144,662  $ 192,500  $ 200,541
Portfolio turnover rate
(h)
............................ 66%
(i)
155%
(i)
211%
(i)
114% 134% 159%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
63% 136% 152% 105% 123% 158%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Government Money Market Portfolio
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................
0 .0194  0 .0472  0 .0459  0 .0121  0 .0000
(a)
0 .0026
Net realized and unrealized gain (loss) ...............
(0.0000)
(b) (c)
0.0000
(a)
(0.0003)
(c)
0.0003  0.0001  0.0000
(a)
Net increase from investment operations ............... 0.0194  0.0472  0.0456  0.0124  0.0001  0.0026
Distributions
(d)
– – – – – –
From net investment income .....................
( 0 .0194 ) ( 0 .0472 ) ( 0 .0456 ) ( 0 .0124 ) ( 0 .0001 ) ( 0 .0026 )
From net realized gain ..........................
—  —  —  ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0000 )
(b)
Total distributions .............................. (0.0194) (0.0472) (0.0456) (0.0124) (0.0001) (0.0026)
Net asset value, end of period ..................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ......................... 1.94%
(f)
4.82% 4.65% 1.26% 0.01% 0.26%
Ratios to Average Net Assets
Total expen ses ................................
0.62%
(g)
0.65% 0.68% 0.51% 0.50% 0.62%
Total expenses after fees waived and/or reimbursed .......
0.48%
(g)
0.50% 0.50% 0.40% 0.08% 0.33%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.48%
(g)
0.49% 0.50% 0.40% 0.08% 0.33%
Net investment income ...........................
3.91%
(g)
4.72% 4.59% 1.21% 0.00%
(h)
0.28%
Supplemental Data
Net assets, end of period (000) ..................... $ 107,982  $ 108,096  $ 115,502  $ 94,096  $ 103,786  $ 108,915
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ................
$ 5.05  $ 5.01  $ 4.73  $ 5.59  $ 5.54  $ 5.43
Net investment income
(a)
........................
0 .16  0 .34  0 .30  0 .26  0 .27  0 .29
Net realized and unrealized gain (loss) ...............
0.09  0.04  0.28  (0.85) 0.05  0.11
Net increase (decrease) from investment operations ....... 0.25  0.38  0.58  (0.59) 0.32  0.40
Distributions
(b)
– – – – – –
From net investment income .....................
( 0 .17 ) ( 0 .34 ) ( 0 .30 ) ( 0 .26 ) ( 0 .27 ) ( 0 .29 )
Return of capital .............................. —  —  —  ( 0 .01 ) ( 0 .00 )
(c)
—
Total distributions .............................. (0.17) (0.34) (0.30) (0.27) (0.27) (0.29)
Net asset value, end of period ..................... $ 5.13  $ 5.05  $ 5.01  $ 4.73  $ 5.59  $ 5.54
Total Return
(d)
Based on net asset value ......................... 5.03%
(e)
7.82% 12.80% (10.64)% 5.93% 7.80%
Ratios to Average Net Assets
(f)
Total expen ses ................................
1.36%
(g)
1.43% 1.45%
(h)
1.26% 1.46% 1.27%
Total expenses after fees waived and/or reimbursed .......
0.50%
(g)
0.50% 0.53%
(h)
0.50% 0.50% 0.50%
Net investment income ...........................
6.58%
(g)
6.71% 6.23% 5.27% 4.83% 5.48%
Supplemental Data
Net assets, end of period (000) ..................... $ 20,902  $ 20,823  $ 21,706  $ 19,810  $ 24,851  $ 28,919
Portfolio turnover rate ............................ 28% 55% 56% 55% 55% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50% respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 separate portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Capital Appreciation, Global Allocation, Government Money Market and Balanced, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Effective May 1, 2025, the BlackRock Sustainable Balanced Portfolio changed it's name to BlackRock Balanced Portfolio.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $2,566,526, which is 1.7% of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Global Allocation, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Portfolio ............................... Series Fund Balanced Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap Core,
Capital Appreciation, Global Allocation and Balanced, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary, are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the Directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Series Fund II Independent Directors”), may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income
Complex selected by the Series Fund II Independent Directors. This has the same economic effect for the Series Fund II Independent Directors as if the Series Fund II
Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, High Yield had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements
of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2025, Global Allocation had outstanding commitments of $284,441. These commitments are not included in the net assets of Global Allocation as of June 30, 2025.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 2,484 $ 2,484 $ 2,490 $ 6
$ 6

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Advantage Large Cap Core
Citigroup Global Markets, Inc. .................... $ 905,846 $ (905,846) $ — $ —
Goldman Sachs & Co. LLC ...................... 1,316,544 (1,316,544) — —
State Street Bank & Trust Co. .................... 558,438 (558,438) — —
$ 2,780,828 $ (2,780,828) $ — $ —
Balanced
Citigroup Global Markets, Inc. .................... 193,546 (193,546) — —
Goldman Sachs & Co. LLC ...................... 850,915 (850,915) — —
Morgan Stanley .............................. 46,698 (46,698) — —
National Financial Services LLC ................... 1,474,857 (1,474,857) — —
$ 2,566,016 $ (2,566,016) $ — $ —
Capital Appreciation
Morgan Stanley .............................. 1,843,197 (1,843,197) — —
State Street Bank & Trust Co. .................... 19,196,451 (19,196,451) — —
$ 21,039,648 $ (21,039,648) $ — $ —
Global Allocation
Barclays Capital, Inc. .......................... 231,965 (231,965) — —
BofA Securities, Inc. ........................... 15,658 (15,658) — —
Citigroup Global Markets, Inc. .................... 1,412,509 (1,412,509) — —
Goldman Sachs & Co. LLC ...................... 736,726 (736,726) — —
J.P. Morgan Securities LLC ...................... 33,401 (33,401) — —
Jefferies LLC ............................... 165,993 (165,993) — —
Morgan Stanley .............................. 122,983 (122,983) — —
National Financial Services LLC ................... 338,225 (338,225) — —
State Street Bank & Trust Co. .................... 155,479 (155,479) — —
$ 3,212,939 $ (3,212,939) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct economic investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”)
related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Balanced, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Balanced for which BIL or BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Balanced to the Manager.
With respect to Global Allocation, the Manager entered into separate sub-advisory agreements with BIL and BSL (collectively, the “Sub-Advisers”), each an affiliate of the
Manager. The Manager pays BIL and BSL for services they provide for that portion of Global Allocation for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Distribution Fees: Each Company, on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the six months ended June 30, 2025 , the Funds did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market's) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Global Allocation assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026.
The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2025, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 703
Balanced .............................................................................................................. 5,279
Capital Appreciation ....................................................................................................... 180
Global Allocation ......................................................................................................... 3,931
High Yield .............................................................................................................. 144
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Balanced .............................................................................................................. $ 3,745
Global Allocation ......................................................................................................... 2,616
High Yield .............................................................................................................. 338
Advantage Large Cap Core ........................................................................................... 0.04%
Balanced ....................................................................................................... 0.04
Capital Appreciation ................................................................................................ 0.04
Global Allocation .................................................................................................. 0.04
Government Money Market ........................................................................................... 0.02
High Yield ....................................................................................................... 0.05
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 96,722
Balanced .............................................................................................................. 224,322
Capital Appreciation ....................................................................................................... 118,748
Global Allocation ......................................................................................................... 73,656
Government Money Market .................................................................................................. 65,228
High Yield .............................................................................................................. 8,013
Fund Name
Advantage Large Cap Core ................................................................................................... 0.50%
Balanced ............................................................................................................... 0.50
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.43
High Yield ............................................................................................................... 0.50

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Prior to June 2, 2025, the expense limitations as a percentage of average daily assets for Government Money Market were 0.50%.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2025, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended
June 30, 2025, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation retains 81% of securities lending income
(which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each of Advantage Large Cap Core and Capital Appreciation would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70%
of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, Global Allocation retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded specified thresholds, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Balanced retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 127,891
Government Money Market .................................................................................................. 3,353
High Yield .............................................................................................................. 73,348
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 18
Global Allocation ......................................................................................................... 29,123
Government Money Market .................................................................................................. 1,810
High Yield .............................................................................................................. 5,056

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 658
Balanced .............................................................................................................. 1,016
Capital Appreciation ....................................................................................................... 685
Global Allocation ......................................................................................................... 1,990
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 10,946,645 $ 12,935,295 $ 2,384,193
Balanced ........................................................................... 17,712,528 25,249,925 4,139,007
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 117,283,358 $ 127,289,329
Balanced ........................................................... 101,955,427 101,647,219 130,402,958 150,645,028
Capital Appreciation .................................................... — — 43,716,708 54,221,581
Global Allocation ...................................................... 5,445,657 4,895,691 83,457,321 86,963,758
High Yield ........................................................... — — 5,683,857 5,836,180
Fund Name Purchases Sales
Balanced ........................................................................................... $ 55,182,672 $ 55,205,270
Global Allocation ...................................................................................... 4,099,278 4,099,546

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

As of June 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Company, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Capital Losses
Qualified Late-Year
Ordinary Losses
Total
Balanced ............................................................. — — (666,033) (666,033)
Capital Appreciation ...................................................... — (131,531) — (131,531)
Global Allocation ........................................................ — — (870,412) (870,412)
High Yield ............................................................. (3,157,372) — (22,134) (3,179,506)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 175,311,338 $ 46,548,756 $ (4,462,048) $ 42,086,708
Balanced ....................................................... 435,525,709 59,316,932 (22,533,377) 36,783,555
Capital Appreciation ............................................... 161,571,690 123,511,329 (1,182,965) 122,328,364
Global Allocation .................................................. 144,779,274 21,131,326 (8,152,517) 12,978,809
High Yield ...................................................... 20,424,873 608,899 (253,112) 355,787

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds' performance.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

As of period end, Capital Appreciation’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 22.1%
Software ........................................................................................................... 18.9
Broadline Retail ....................................................................................................... 9.2
Interactive Media & Services .............................................................................................. 8.1
Entertainment ........................................................................................................ 6.1
Technology Hardware, Storage & Peripherals ................................................................................... 5.6
Other
(a)
............................................................................................................. 30.0
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 23,376 $ 656,077 66,740 $ 1,997,452
Shares issued in reinvestment of distributions .................. — — 1,046,798 30,086,035
Shares redeemed
(421,294) (11,467,386) (779,946) (22,791,090)
(397,918) $ (10,811,309) 333,592 $ 9,292,397
Balanced
Shares sold 91,288 $ 1,431,396 321,174 $ 5,218,055
Shares issued in reinvestment of distributions .................. — — 3,142,052 49,952,122
Shares redeemed
(1,502,368) (23,974,110) (3,045,341) (50,519,706)
(1,411,080) $ (22,542,714) 417,885 $ 4,650,471
Capital Appreciation
Shares sold 21,484 $ 1,217,045 85,505 $ 4,566,779
Shares issued in reinvestment of distributions .................. — — 256,855 15,400,888
Shares redeemed
(212,624) (11,784,526) (492,628) (27,039,561)
(191,140) $ (10,567,481) (150,268) $ (7,071,894)
Global Allocation
Shares sold 41,281 $ 639,853 154,536 $ 2,485,833
Shares issued in reinvestment of distributions .................. — — 922,677 14,104,809
Shares redeemed
(456,314) (7,035,844) (1,113,970) (17,684,571)
(415,033) $ (6,395,991) (36,757) $ (1,093,929)
Government Money Market
Shares sold 26,605,168 $ 26,605,168 55,330,094 $ 55,330,094
Shares issued in reinvestment of distributions .................. 2,073,011 2,073,011 5,364,201 5,364,201
Shares redeemed
(28,792,394) (28,792,394) (68,104,479) (68,104,479)
(114,215) $ (114,215) (7,410,184) $ (7,410,184)
High Yield
Shares sold 350,387 $ 1,772,840 88,750 $ 447,034
Shares issued in reinvestment of distributions .................. 136,309 688,913 281,613 1,416,559
Shares redeemed
(536,306) (2,685,575) (582,704) (2,926,810)
(49,610) $ (223,822) (212,341) $ (1,063,217)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(c)
New York, NY 10019
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on April
22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Balanced Portfolio (“Balanced Portfolio”),
BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and BlackRock Government
Money Market Portfolio (“Government Money Market Portfolio” and together with the Large Cap Core Portfolio, Balanced Portfolio, Capital Appreciation Portfolio and Global
Allocation Portfolio, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Balanced Portfolio and Global Allocation Portfolio (the
“BIL Sub-Advisory Agreements”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to Balanced Portfolio and Global
Allocation Portfolio (the “BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreements, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to each of Global Allocation Portfolio and Balanced Portfolio, BSL and BIL, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Balanced Portfolio, Capital Appreciation Portfolio and Global Allocation
Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the first, second, and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Balanced Portfolio ranked in the second, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Global Allocation Portfolio ranked in the second, third and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
In addition to reviewing Government Money Market Portfolio’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Large Cap Core Portfolio’s, Balanced Portfolio’s, Capital Appreciation Portfolio’s and Global Allocation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s
Expense Peers.
The Board noted that Government Money Market Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap. This expense cap reduction was implemented on June 2, 2025.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Funds’ asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to Balanced Portfolio and Global Allocation Portfolio, and (iii) the BSL
Sub-Advisory Agreements between the Manager and BSL with respect to Balanced Portfolio and Global Allocation Portfolio, each for a one-year term ending June 30, 2026.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on May
8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield Portfolio (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited, with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting.
In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
NYRS New York Registered Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-537-4942
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Government agency. BlackRock Government Money Market Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960.
BlackRock Government Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the
Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Series Fund, Inc.

Date: August 19, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: August 19, 2025